As filed with the U.S. Securities and Exchange Commission on October 17, 1997

                                                       Registration No. 33-76250
                                                               File No. 811-8406

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      (X)
Pre-Effective Amendment No.                                                  ( )
                           --

Post-Effective Amendment No. 7                                               (X)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              (X)
Amendment No. 9


                        (Check appropriate box or boxes.)

                             SUMMIT INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                      3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)

                                 (800) 272-3442
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)

                               Scott A. Englehart
                               Craig C. Rudesill
                             Summit Investment Trust
                                3435 Stelzer Road
                               Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Bruce G. Leto, Esq.
                        Stradley, Ronon, Stevens & Young, LLP
                         One Commerce Square, Suite 2600
                             Philadelphia, PA 19103
                                 (215) 564-8115

It is proposed that this filing will become effective (check appropriate box):

        Immediately upon filing pursuant to paragraph (b)
--
        On September 30, 1997 pursuant to paragraph (b)
--
        60 days after filing pursuant to paragraph (a)(1)
--
        On (__________________) pursuant to paragraph (a)(1)
--
X       75 days after filing pursuant to paragraph (a)(2)
--
        On (__________________) pursuant to paragraph (a)(2) of Rule 485.
--


If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a
--       previously filed post-effective amendment.
Registrant has previously registered an indefinite number of shares of common stock of the Summit Investment Trust under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed a Notice pursuant to Rule 24f-2 for the fiscal period ended May 31, 1997 on July 28, 1997.

                             SUMMIT INVESTMENT TRUST
                  CROSS REFERENCE SHEET PURSUANT TO RULE 481(a)

This Amendment to the Registration Statement of SUMMIT INVESTMENT TRUST, which consists of two portfolios, Summit High Yield Fund and Summit Emerging Markets Bond Fund, is comprised of the following:


PART A.  INFORMATION REQUIRED IN A PROSPECTUS.


ITEM                                                      PROSPECTUS HEADING
NO.                                                  (RULE 495(c) CROSS REFERENCE)
----                                                 -----------------------------
1.       Cover Page.                                 Cover Page.

2.       Synopsis.                                   About the Summit Emerging Markets Bond Fund ---
                                                     Transact Costs and Fund Expenses.

3.       Condensed Financial Information.            About the Summit Emerging Markets Bond Fund --- Fund and Market
                                                     Characteristics/Risk Factors; The Trust and the Fund ---
                                                     Understanding Performance Information.

4.       General Description of Registrant.          The Trust and the Fund --- Organization of the Trust
                                                     and the Fund; Investment Policies, Practices and Risks;
                                                     About the Summit Emerging Markets Bond Fund --- Fund and Market
                                                     Characteristics/Risk Factors.

5.       Management of the Fund.                     The Trust and the Fund --- Management of the Trust and
                                                     the Fund; The Trust and the Fund --- Management-Related
                                                     Services; The Trust and the Fund --- Fund Expenses;
                                                     The Trust and the Fund --- Distribution Expenses.

5A.      Management's Discussion of                  Not applicable.
         Fund Performance

6.       Capital Stock and Other Securities.         The Trust and the Fund --- Organization of the Trust and
                                                     the Fund; The Trust and the Fund --- Management of the
                                                     Trust and the Fund; Investing with Summit Investment Trust
                                                     --- Distributions and Taxes; Investing with Summit
                                                     Investment Trust --- Obtaining Information on Your Investment.


ITEM                                                         PROSPECTUS HEADING
 NO.                                                 (RULE 495(c) CROSS REFERENCE)
----                                                 -----------------------------
7.       Purchase of Securities Being Offered.       Investing with Summit Investment Trust --- How to
                                                     Purchase Shares; Investing with Summit Investment Trust
                                                     --- Share Price and Sales Charges; The Trust and the
                                                     Fund --- Distribution Expenses; Investing with
                                                     Summit Investment Trust --Shareholder Services; Investing
                                                     with Summit Investment Trust --- Additional Shareholder
                                                     Privileges; The Trust and the Fund --- Net Asset Value.


8.       Redemption or Repurchase.                   Investing with Summit Investment Trust --- Share Price
                                                     and Sales Charges; Investing with Summit Investment Trust
                                                     --- General Methods of Redeeming Shares; Investing with
                                                     Summit Investment Trust --- Shareholder Services; Investing
                                                     with Summit Investment Trust --- Additional Shareholder
                                                     Privileges.

9.       Pending Legal Proceedings.                  Not Applicable.

PART B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

                                                     STATEMENT OF ADDITIONAL INFORMATION HEADING
                                                     (RULE 495(c) CROSS REFERENCE)
                                                     --------------------------------------------

10.      Cover Page.                                 Cover Page.

11.      Table of Contents.                          Table of Contents.

12.      General Information and History.            Not Applicable.


13.      Investment Objectives and Policies.         Investment Objectives and Policies; Risk Factors;

                                                     Investment Programs; Investment Restrictions;
                                                     Portfolio Transactions.

PROSPECTUS

                        SUMMIT EMERGING MARKETS BOND FUND

SUMMIT INVESTMENT TRUST - 3435 STELZER ROAD - COLUMBUS, OHIO 43219 - 1-800-272-3442

         Summit Investment Trust (the "Trust") is organized as an open-end, management investment company (a mutual fund). The Trust is authorized to provide a range of investment objectives through a series of separate investment portfolios or funds. This prospectus relates to the SUMMIT EMERGING MARKETS BOND FUND (the "Fund"), a non-diversified investment portfolio of the Trust.

                                FACTS AT A GLANCE

INVESTMENT OBJECTIVE:
         The Fund's investment objective is to provide high income and capital appreciation. As with any mutual fund, there is no assurance that the Fund will achieve its objective.

STRATEGY:
         The Fund will invest primarily in government and corporate debt securities of emerging market nations, and will be actively managed to take advantage of relative values of various issuers. The Fund's investment adviser will apply a market risk analysis that evaluates factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations.

RISKS OF THE FUND'S PORTFOLIO SECURITIES:
         The Fund may invest up to 100% of its assets in emerging market debt securities that entail greater risks, including currency and default risks, than U.S. debt securities. Since emerging market nations are less developed and their debt securities carry greater risks, such securities are typically rated below investment grade. Such securities rated below investment grade are normally referred to as "junk bonds" in the U.S. The Fund may invest in the lowest-rated debt securities, including securities in default. While these investments may offer significantly greater total returns than higher-quality debt securities of developed foreign markets, they entail a higher degree of risk and are subject to sharp price declines. Investors should carefully consider these risks before investing. See "Summary of Risk Factors," "Fund and Market Characteristics/Risk Factors" and "Investment Policies, Practices and Risks" in this prospectus and "Special Risks of Investing in High Yield, High Risk Bonds," "Foreign Sovereign Debt Securities" and "Foreign Securities" in the Statement of Additional Information. An investment in the Fund should be considered speculative.

INVESTOR PROFILE:
         A risk-oriented investor seeking a high level of income and capital appreciation who is willing to accept the possibility of significant fluctuations in principal value. The Fund should represent only a portion of such an investor's overall investment program, not the only investment.

FEES AND CHARGES:

         Shares of the Fund are offered to the public at their net asset value plus a front end sales charge of 4.50%, reduced on investments of $100,000 or more and subject to certain discounts and exceptions. The Fund pays various advisory, service, distribution and operating expenses and fees. See "Transaction Costs and Fund Expenses."

INVESTMENT ADVISER/FUND ADMINISTRATOR:
         First Summit Capital Management ("FSCM" or the "Adviser") is the investment adviser to the Fund. The Administrator of the Fund is BISYS Fund Services, Limited Partnership ("BISYS Fund Services" or the "Administrator").

         Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation or any other government agency. When sold, Fund shares may be worth more or less than when purchased. An investment in the Fund involves investment risk, including the possible loss of principal.

         This prospectus sets forth information you should know before making an investment decision. You should read this prospectus and keep it for future reference. A Statement of Additional Information ("SAI") about the Fund, dated December 31, 1997, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. To obtain a free copy of the SAI, write the Trust at the above address or call 1-800-272-3442.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this prospectus is December 31, 1997.

                 1. ABOUT THE SUMMIT EMERGING MARKETS BOND FUND

                       TRANSACTION COSTS AND FUND EXPENSES

         Shares of the Fund are sold subject to a sales charge, Rule 12b-1 distribution fees and the other expenses of the Fund's operation as set forth in the following table:

                                    FEE TABLE

TRANSACTION EXPENSES
         Maximum Sales Charge Imposed on Purchases (as a percentage of
           offering price)                                                       4.50%(1)
         Maximum Sales Charge Imposed on Reinvested Dividends                    None
         Maximum Deferred Sales Charge                                           None(2)
         Redemption Fees                                                         None
         Exchange Fees                                                           None

*ANNUAL FUND OPERATING EXPENSES
(As a percentage of projected average daily net assets)

         Management Fees (net of waivers)                                        0.75%
         12b-1 Fees                                                              0.25%
         Other Administrative and Servicing Expenses (net of waivers)            1.00%
         Total Fund Operating Expenses                                           2.00%(3)

----------------------

1 Reduced on investments of $100,000 or more and subject to certain discounts and exceptions. See "4. Investing With Summit Investment Trust--Share Price and Sales Charges."

2 A deferred sales charge may be applicable on investments of $500,000 or more. See "4. Investing with Summit Investment Trust--Shareholder Services."

3 The Adviser has voluntarily agreed to waive its advisory fee and/or to reimburse the Fund, if necessary, if the advisory fee would cause the Total Fund Operating Expenses to exceed 2.00%. Absent this voluntary agreement, Total Fund Operating Expenses are estimated to be ________%.

         The foregoing Fee Table should help you understand the kinds of expenses you will bear directly or indirectly as a Fund shareholder. "Transaction Expenses" shows the maximum you pay as direct costs in buying or redeeming shares of the Fund. Because a portion of the 12b-1 fees is considered an asset-based sales charge by the National Association of Securities Dealers, Inc. ("NASD"), long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Conduct Rules of the NASD. "Other Administrative and Servicing Expenses" is based on estimated amounts for the current fiscal year. These are costs paid indirectly by shareholders of the Fund because they are deducted from the Fund's total assets before the daily share price is calculated and before dividends and other distributions are made.

EXAMPLE:


                                                 1 year        3 years

    You would pay the following expenses
     on a $1,000 investment, assuming a
     5% annual return, whether or not redeemed
     at the end of each time period:               $              $
                                                   -----           -----

         THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

The "Annual Operating Expenses" set forth above are:

         --MANAGEMENT FEES: the percent of the average daily net assets of the Fund paid to the Fund's investment adviser;

         --12B-1 FEES: a charge to the Fund to finance certain activities relating to the distribution of shares of the Fund to investors; and

         --OTHER ADMINISTRATIVE AND SERVICING EXPENSES: expenses for administration of the Fund and servicing of shareholder accounts, such as providing statements and reports, disbursing dividends, and providing custodial services.

         For further details on Fund expenses, see "Management of the Trust and the Fund-- The Advisory Fee," "Management of the Trust and the Fund--The Sub-Advisory Fee," "Management-Related Services" and "Distribution Expenses."

                             SUMMARY OF RISK FACTORS

         Because of its investment policies, the Fund may not be suitable or appropriate for all investors. The Fund is designed for intermediate to long-term investors who can accept the risks entailed in seeking a high level of income and capital appreciation available from investments in intermediate to long-term emerging market debt securities that may be considered to be high yield, high risk, medium and lower-quality (lower-rated), fixed income securities. Investors should carefully consider these risks before investing. The terms "fixed income securities" and "debt securities" are used interchangeably in this prospectus and in the SAI.

RISKS OF INVESTING IN EMERGING MARKET NATIONS

Investing in emerging market debt securities involves certain considerations not typically associated with investing in U.S. securities, including (1) restrictions on foreign investment and on repatriation of capital invested in emerging market nations, (2) currency fluctuations, (3) the cost of converting foreign currency into U.S. dollars, (4) potential price volatility and lesser liquidity of debt securities traded on emerging market nations' securities markets or lack of a secondary trading market for such securities and (5) political, social and economic risks, including the risk of nationalization or expropriation of assets and the risk of war. In addition, accounting, auditing, financial and other reporting standards in emerging market nations are not equivalent to U.S. standards and therefore, disclosure of certain material information may not be made and less information may be available to investors investing in emerging market nations than in the United States. There is also generally less governmental regulation and supervision of the securities industry in emerging market nations than in the United States. Securities trading practices may offer less protection to investors. Moreover, it may be more difficult to obtain a judgment in a court outside the United States.

RISKS OF INVESTING IN HIGH YIELD, HIGH RISK SECURITIES

While investments in high yield, lower-rated securities offer the opportunity for substantial income and capital appreciation, there are significant risks associated with such investments, including:

GREATER CREDIT RISK Companies and governments issuing lower-rated securities are not as strong financially as those with higher credit ratings and their securities are often viewed as speculative investments. Such issuers are more vulnerable to real or perceived business setbacks and to changes in the economy, such as a recession, that might impair their ability to make timely interest and principal payments. Certain less developed governments have in the past defaulted on payment of interest and principal on debt they have issued. As a result, the Fund's portfolio manager relies heavily on proprietary research by the Adviser when selecting the Fund's investments.

REDUCED MARKET LIQUIDITY High yielding emerging market nation debt securities are generally less "liquid" than higher-quality securities issued by companies and governments in developed countries. Consequently, large purchases or sales of certain high yield, emerging market debt issues may cause significant changes in their prices. Because many of these securities do not trade frequently, when they do trade, their price may be substantially higher or lower than had been expected. A lack of liquidity also means that the Adviser's judgment may play a bigger role when seeking to establish the fair value of the securities.

OTHER FACTORS The major factor influencing prices of high-quality securities is changes in interest rate levels; but this is only one of several factors affecting prices of lower-quality securities. Because the credit quality of the issuer is lower, such securities are more sensitive to developments affecting the issuer's underlying fundamentals, such as changes in financial condition, or a given country's economy in general. In addition, the entire securities market in an emerging market nation can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by such investors, a high-profile default, a political upheaval of some kind, or merely a change in the market's psychology. This type of volatility is usually associated more with stocks than securities, but investors in lower-quality securities should also anticipate it.

Since mutual funds can be a major source of demand in certain markets, substantial cash flows into and out of these funds can affect high yield securities prices. If, for example, a significant number of funds were to sell securities to meet shareholder redemptions, both securities prices and a fund's share price could fall more than underlying fundamentals might justify.

OTHER RISKS

The Fund is considered to be "non-diversified" for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund may invest in hybrid instruments and derivative securities, such as mortgage-backed and asset-backed securities and options and futures contracts. For risks relating to investing in futures contracts and options, and risks of other investment policies, see "Fund and Market Characteristics/Risk Factors" and "Investment Policies, Practices and Risks" in this prospectus, and the SAI.

                  FUND AND MARKET CHARACTERISTICS/RISK FACTORS

The Fund's investment objective is to provide high income and capital appreciation. The Fund invests at least 65% of its total assets in the government and corporate debt securities of emerging market nations. In selecting securities for the Fund's portfolio, the Adviser will apply a market risk analysis that evaluates factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations.

There are no maturity restrictions on the Fund. Its weighted average maturity normally ranges between 5 and 10 years, but may vary substantially because of market conditions. Under normal circumstances, most of the Fund's total assets are expected to be denominated in U.S. dollars, and the Fund will not usually hedge foreign currency holdings with respect to the U.S. dollar. Currency fluctuations may have a significant impact on the value of the Fund's holdings.

WHAT OTHER KINDS OF SECURITIES CAN THE FUND INVEST IN?

The Fund will normally invest a significant portion(and may invest all) of its assets in high-risk, non-investment-grade debt securities in pursuit of maximum income and capital appreciation. The Fund may also invest in a variety of fixed income securities, hybrid instruments, private placements, loan participations and assignments, convertible bonds and depositary receipts. See "Types of Portfolio Securities."

HOW DOES CURRENCY FLUCTUATION AFFECT THE PERFORMANCE OF AN EMERGING MARKETS BOND FUND?

Fluctuating currencies can have either a positive or negative impact on all international and global funds, such as the Fund, regardless of the credit quality of their holdings. U.S. shareholders benefit when foreign currencies appreciate against the U.S. dollar and are injured when foreign currencies lose value against the U.S. dollar.

The Adviser may manage currency risk. The Fund has slightly more risk because of the greater potential for political and economic setbacks in emerging market nations. Securities issued by these countries are often denominated in U.S. dollars to improve their marketability, but this does not protect them from substantial price declines in the face of political and/or economic turmoil.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?
The risks are the usual ones associated with investments in U.S. or foreign fixed income securities, including:

INTEREST RATE OR MARKET RISK The decline in securities prices that accompanies a rise in the overall level of interest rates. (Securities prices and interest rates move in opposite directions.) Because prices of long-term securities are more sensitive to interest rate changes than prices of short-term securities, the Fund has greater interest rate risk than short-term bond funds.

CREDIT RISK The chance that any of the Fund's holdings will have its credit down-graded or will default, potentially reducing the Fund's share price and income level. The Fund has higher credit risk because normally the average credit quality of its holdings is low. The issuers of the government and government-related debt securities in which the Fund expects to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

CURRENCY RISK The possibility that the Fund's foreign holdings will be adversely affected by fluctuations in currency markets. For a detailed discussion of this risk, please see the previous question that addressed currency fluctuation and also the next question.

WHAT ARE THE PARTICULAR RISKS ASSOCIATED WITH INTERNATIONAL AND GLOBAL INVESTING SUCH AS INVESTING IN THE FUND?

International investing involves additional risks which can increase the potential for losses in the Fund. These risks can be significantly magnified for investments in foreign countries that are emerging market nations. Currency risk can not be eliminated entirely, and there is no guarantee that hedging will always work. In addition, it may not be possible to effectively hedge the currencies of certain countries, particularly emerging market nations. Furthermore, hedging costs can be significant, and they are paid out of the Fund's capital and are reflected in the Fund's net asset value.

CURRENCY FLUCTUATIONS Transactions in foreign securities are conducted in local currencies, so U.S. dollars must often be exchanged for another currency when a security is bought or sold or a dividend is paid. Likewise, security price quotations and total return information reflect conversion into U.S. dollars. Fluctuations in foreign exchange rates can significantly increase or decrease the U.S. dollar value of a foreign investment, boosting or offsetting its local market return. For example, if a French bond rose 10% in price during a year, but the U.S. dollar gained 5% against the French franc during that time, the U.S. investor's return would be reduced to 5%. This is because the franc would "buy" fewer U.S. dollars at the end of the year than at the beginning, or, conversely, a U.S. dollar would buy more francs.

INCREASED COSTS It is more expensive for U.S. investors to trade in foreign markets than in the U.S. markets. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of international mutual funds are usually higher than those of mutual funds that invest in U.S. securities.

POLITICAL AND ECONOMIC FACTORS The economies, markets, and political structures of a number of the countries in which the Fund can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries will be riskier and more subject to erratic and abrupt price movements. This is especially true for emerging market nations such as those found in Latin America, Asia, Eastern Europe and Africa. However, even investments in countries with highly developed economies are subject to risk. While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

Some economies are less well developed (for example, various countries in Latin America, Eastern Europe, Africa and Asia), overly reliant on particular industries, and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures (for example, Southeast Asia, Latin America, Eastern Europe and Africa). This makes investment in such markets significantly riskier than in other countries. Some countries, particularly those in Latin America and other emerging market nations have legacies of hyperinflation and currency devaluations versus the U.S. dollar (which adversely affects returns to U.S. investors). These countries have historically experienced, and may continue to experience, high interest rates, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as Eastern Europe, China and Africa, should be regarded as speculative. Certain countries have histories of political instability and upheaval (for example, Latin America and Africa) that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Actions such as nationalizing a company or industry, expropriating assets, or imposing punitive taxes could have a severe effect on security prices and impair the Fund's ability to repatriate capital or income. Significant external risks, including war, currently affect some countries. Governments in many emerging market nations participate to a significant degree in their economies and securities markets.

Additional factors which may influence the ability or willingness of a country to service debt include, but are not limited to, the country's cash flow situation, the availability of sufficient foreign exchange on the date payment is due, the relative size of the country's debt service burden to the economy as a whole, its government policy toward particular international agencies and any political restrictions that may be imposed.

LEGAL, REGULATORY, AND OPERATIONAL Certain countries may impose restrictions on foreign investors, such as the Fund. These restrictions may take the form of prior governmental approval, limits on the amount and type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Certain countries lack uniform accounting, auditing, and financial reporting standards, have less governmental supervision of financial markets than in the United States, do not honor legal rights enjoyed in the United States, and have settlement practices, such as delays, which could subject the Fund to risks not customary in the United States. In addition, securities markets in these countries have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the United States.

PRICING Portfolio securities may be listed on foreign exchanges that are open days (such as Saturdays) when the Fund does not account for their prices in calculating its net asset value. As a result, the Fund's net asset value may change significantly on days when shareholders cannot make transactions.

HOW DOES THE ADVISER ATTEMPT TO REDUCE THE SPECIAL RISKS OF FOREIGN INVESTING? Consistent with the Fund's objective, the portfolio manager actively seeks to reduce risk and increase total return. Risk management tools include:

- Diversification of assets to reduce the impact of a single holding on the Fund's net asset value.

-        Thorough credit research by the Adviser's own analysts.

- Technical analysis of trading and ownership patterns of targeted securities.

- Adjustment of Fund duration to try to reduce the negative impact of rising interest rates or take advantage of the benefits of falling rates. (Duration is a more sensitive measure than maturity of a fund's sensitivity to interest rate changes.)

HOW CAN I DECIDE IF THE FUND IS APPROPRIATE FOR ME?

First, be sure that your investment objective is consistent with the Fund's. Second, your decision should take into account whether you have any other foreign investments. If not, you may want to invest in the Fund to gain a broader exposure to overseas opportunities. Third, consider your risk tolerance and the risk profile of the Fund, as previously described. Also consider your investment time horizon.

IS THERE OTHER INFORMATION I NEED TO REVIEW BEFORE MAKING A DECISION?

Be sure to read the "Investment Policies, Practices and Risks" section of this prospectus, which discusses the principal types of portfolio securities that the Fund may purchase as well as the types of management practices that the Fund may use.

                   2. INVESTMENT POLICIES, PRACTICES AND RISKS

This section takes a detailed look at the types of securities the Fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. Certain FUNDAMENTAL POLICIES and current OPERATING POLICIES of the Fund are noted where applicable. The Fund's FUNDAMENTAL POLICIES (like its investment objective stated on page 1) may not be changed without shareholder approval. Such approval requires a vote of the lesser of (i) 67% or more of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or
(ii) more than 50% of the outstanding shares of the Fund. The Fund's OPERATING POLICIES can be changed by the Board of Trustees ("Trustees") without shareholder approval. Unless otherwise specified, the investment program and restrictions of the Fund are not fundamental policies. The Fund's investment program is subject to further restrictions and risks described in the Fund's SAI. Certain of those restrictions are fundamental policies. Reference should be made to the discussion under "Investment Restrictions" in the SAI.

The Fund's investment objective is to provide high income and capital appreciation. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the government and corporate debt securities of emerging market nations. The Fund considers a country to be an "emerging market nation" if it is defined as a country with an emerging or developing economy by any one of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation, or the United Nations or its authorities. The Fund will ordinarily invest in securities of issuers located in at least three emerging market nations, which may be located in Asia, Europe, Latin America, Africa or the Middle East. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. The Fund may, however, invest substantially all of its assets in the securities of only one country, including the United States, for temporary defensive purposes.

An emerging market security is a security issued by a government, corporation or other issuer that, in the opinion of the Adviser, has one or more of the following characteristics: (1) the principal trading market of the security is an emerging market nation; (2) the primary revenue of the issuer (at least 50%) is generated from goods produced or sold, investments made, or services performed in an emerging market nation; (3) the corporation is organized under the laws of a particular emerging market nation; or (4) at least 50% of the assets of the issuer are situated in emerging market nations.

In managing the Fund, the Adviser will apply a market risk analysis that evaluates factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. Investors should understand that all investments involve risk and that there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained.

NONDIVERSIFIED INVESTMENT COMPANY. The Fund is able to invest more than 5% of its total assets in the fixed income securities of individual foreign governments or issuers. The Fund may, but generally will not, invest more than 5% of its total assets in any individual corporate issuer, provided that (1) the Fund may place assets in bank deposits or other short-term bank instruments with a maturity of up to 30 days provided that (i) the bank has a short-term credit rating of Al+ (or, if unrated, the equivalent as determined by the Adviser) and
(ii) the Fund may not maintain more than 10% of its total assets with any single bank; and (2) the Fund may maintain more than 5% of its total assets, including cash and currencies, in custodial accounts or deposits of the

Fund's custodian or sub-custodians. In addition, the Fund intends to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification requires the Fund to limit its investments so that, at the end of each calendar quarter, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer, and with respect to the remaining 50%, no more than 25% is invested in a single issuer. Since, as a nondiversified investment company, the Fund is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, the Fund may be subject to greater credit risk with respect to its portfolio securities than an investment company that is more broadly diversified.

CONCENTRATION OF INVESTMENTS. From time to time, the Fund may invest more than 25% of its total assets in the securities of foreign governmental and corporate issuers located in the same country. However, the Fund will not invest more than 25% of its total assets in any single foreign governmental issuer or in two or more such issuers subject to a common, explicit guarantee.

                          TYPES OF PORTFOLIO SECURITIES

In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with the Fund's investment program. The following pages describe the principal types of portfolio securities and Fund management practices.

FIXED INCOME SECURITIES.

The Fund's investments may include, but will not be limited to: (1) debt securities issued or guaranteed by: (a) a foreign sovereign government or one of its agencies, authorities, instrumentalities, or political subdivisions, including a foreign state, province or municipality, or (b) supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Community; (2) debt obligations: (a) of foreign banks and bank holding companies, or (b) of domestic banks and corporations issued in foreign currencies; and (3) foreign corporate debt securities and commercial paper. Such securities may take a variety of forms including those issued in the local currency of the issuer, Brady Bonds, Eurobonds, and bonds denominated in the European Currency Unit. The Fund may also invest in such U.S. dollar denominated fixed income securities as (1) debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; (2) domestic corporate debt securities; (3) domestic commercial paper, including commercial paper indexed to certain specific foreign currency exchange rates; (4) debt obligations of domestic banks and bank holding companies; and (5) zero-coupon and pay-in-kind securities. The Fund may from time to time purchase securities on a when-issued basis, invest in repurchase agreements, and purchase bonds convertible into equities. The Fund may also purchase mortgage-backed and asset-backed securities, and collateralized mortgage obligations.

HYBRID INSTRUMENTS.

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated debt security that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund. HYBRIDS CAN HAVE VOLATILE PRICES AND LIMITED LIQUIDITY AND THEIR USE BY THE FUND MAY NOT BE SUCCESSFUL.

OPERATING POLICY The Fund may invest up to 10% of its total assets in hybrid instruments.

PRIVATE PLACEMENTS.

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

OPERATING POLICY The Fund will not invest more than 15% of its net assets in illiquid securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS.

Large loans to corporations or governments, including governments of less developed countries and emerging market nations, may be shared or syndicated among several lenders, usually banks. The Fund could participate in such syndicates, or could buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including limited marketability and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and it may assume the credit risk of the lender in addition to the borrower. In assignments, the Fund's rights against the borrower may be more limited than those held by the original lender.

OPERATING POLICY The Fund may invest not more than 15% of its total assets in loan participations and assignments.

HIGH YIELD/HIGH RISK SECURITIES.

Larger bond issues are evaluated by nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's"), on the basis of the issuer's ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. The Adviser's research analysts also evaluate all portfolio holdings of the Fund, including those rated by an NRSRO. Other things being equal, lower-rated bonds generally have higher yields due to greater risk. High yield, high risk securities are those rated below "Baa" by Moody's or "BBB" by Standard & Poor's or those that are not rated but judged by the Adviser to be of comparable quality. The debt security ratings of several NRSROs are set forth in Appendix I to this prospectus. While the Fund is permitted to purchase defaulted bonds, the Adviser will acquire such securities only if the portfolio manager foresees the potential for significant capital appreciation.

BRADY BONDS.

Brady Bonds, named after former U.S. Secretary of the Treasury Nicholas Brady, are used as a means of restructuring the external debt burden of governments in certain emerging market nations. A Brady Bond is created when an outstanding commercial bank loan to a government or private entity is exchanged for a new bond in connection with a debt restructuring plan. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although typically in the U.S. dollar). They are often fully collateralized as to principal in U.S. Treasury zero-coupon bonds. However, even with this collateralization feature, Brady Bonds are often considered speculative, below-investment-grade investments because the timely payment of interest is the responsibility of the issuing party (for example, a Latin American country) and the value of the bonds can fluctuate significantly based on the issuer's ability or perceived ability to make these payments. Finally, some Brady Bonds may be structured with floating rate or low fixed rate coupons.

OPERATING POLICY The Fund may invest substantially all of its assets in Brady Bonds.

CONVERTIBLE BONDS.

Convertible bonds are debt instruments convertible into equity of the issuing company at certain times in the future and according to a certain exchange ratio. Typically, convertible bonds are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. While the Fund intends to invest primarily in debt securities, it may invest in convertible bonds or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider equity securities or convertible bonds to gain exposure to such markets.

OPERATING POLICY The Fund may invest up to 10% of its total assets in convertible bonds and equity securities.

DEPOSITORY RECEIPTS.

The Fund may invest indirectly in securities of emerging market issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by foreign issuers. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs also represent securities of foreign issuers and are designed for use in European markets. A GDR represents ownership in a non-U.S. company's publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

OTHER SECURITIES.

Other types of securities and investments the Fund may purchase are:

ZERO-COUPON AND PAY-IN-KIND BONDS.

The Fund may invest up to 25% of its total assets in zero-coupon bonds. A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that the reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than securities that pay a cash coupon. Since there are no periodic interest payments made to the holder of a zero-coupon security, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis. When interest rates fall, however, zero-coupon securities rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

The Fund may invest up to 25% of its total assets in pay-in-kind bonds. Pay-in-kind ("PIK") bonds are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. The Fund is required to distribute to shareholders income imputed to any zero-coupon or PIK investments even though the Fund will not receive such income until the investment matures. Such distributions could reduce the Fund's cash position.

INVESTMENT COMPANY SECURITIES.

Investing in securities of other investment companies will result in an additional layer of certain fees. The Fund may invest in securities of money market funds and in securities of other investment companies of any type, but only under arrangements that will ensure that there will be no duplication of investment management or advisory fees.

OPERATING POLICY The Fund will not purchase securities of other investment companies if the purchase would cause more than 10% of the value of the Fund's total assets to be invested in investment company securities, provided that: (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the Fund or more than 5% of the value of the Fund's total assets would be invested in such company; and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization.

                       TYPES OF FUND MANAGEMENT PRACTICES

CASH POSITION AND TEMPORARY OR DEFENSIVE INVESTMENTS.

The Fund will hold a certain portion of its assets in U.S. and foreign U.S. dollar denominated money market securities, including repurchase agreements, rated in the two highest NRSRO rating categories, maturing in one year or less. For temporary, defensive purposes, the Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

BORROWING MONEY AND TRANSFERRING ASSETS.

The Fund can borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with the Fund's investment objective and program. Such borrowings may be collateralized with Fund assets, subject to restrictions.

FUNDAMENTAL POLICY Borrowings may not exceed 33 1/3% of total Fund assets.

OPERATING POLICY The Fund may not transfer as collateral any portfolio securities except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of the Fund's total assets. The Fund may not purchase additional securities when borrowings exceed 5% of total assets.

FOREIGN CURRENCY TRANSACTIONS.

The Fund may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency exchange contracts ("forwards") with terms generally of less than one year. Forwards will be used primarily to adjust the foreign exchange exposure of the Fund with a view to protecting the portfolio from adverse currency movements, based on the Adviser's outlook. The Fund may enter into forwards under the following circumstances:

LOCK IN When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

CROSS HEDGE If a particular currency is expected to decrease against another currency, the Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

DIRECT HEDGE If the Adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser believes the portfolio may benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge against the U.S. dollar. In either case, the Fund would enter into a forward to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the Fund would hope to benefit from an increase (if any) in value of the security.

IT IS OFTEN NOT POSSIBLE TO EFFECTIVELY HEDGE THE CURRENCY RISK ASSOCIATED WITH EMERGING MARKET NATION DEBT SECURITIES BECAUSE THEIR CURRENCY MARKETS ARE NOT SUFFICIENTLY DEVELOPED.

PROXY HEDGE The Adviser might choose to use a proxy hedge, which is less costly than a direct hedge. In that case, the Fund, having purchased a bond, will sell a currency whose value is believed to be closely linked to the currency in which the bond is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the United States and lower than those of bonds denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies, and because the relationships can be very unstable at times.

Forwards involve other risks, including, but not limited to, significant volatility in currency markets. In addition, currency moves may not occur exactly as the Adviser expected, so the use of forwards could adversely affect the Fund's total return.

COSTS OF HEDGING When the Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Fund's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in the Fund's net asset value.

TAX CONSEQUENCES OF HEDGING Under applicable tax law, the Fund may be required to limit its gains from hedging in forwards, futures and options. Although the Fund is expected to comply with such limits, the extent to which such limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Fund and could affect whether dividends paid by the Fund are classified as capital gains or ordinary income.

FUTURES AND OPTIONS.

Futures (a type of potentially high-risk derivative) are often used to manage risk because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options (another type of potentially high-risk derivative) give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. The Fund may buy and sell futures and options contracts for a number of reasons, including, but not limited to: to manage exposure to changes in interest rates, securities prices, and foreign currencies; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust the portfolio's duration. The Fund may purchase, sell, or write call and put options on securities, financial indices, and foreign currencies.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile. Using them could lower the Fund's total return, and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts. In many emerging market nations, futures and options markets do not exist or are not sufficiently developed to be effectively used by the Fund.

OPERATING POLICIES FUTURES: Initial margin deposits and premiums on futures and options on futures used for non-hedging purposes will not equal more than 5% of the Fund's total assets. OPTIONS ON SECURITIES: The total market value of securities against which the Fund has written call or put options may not exceed 25% of the Fund's total assets. The Fund will not commit more than 5% of the Fund's total assets to premiums when purchasing call or put options.

SWAPS.

The Fund may engage in swaps, including but not limited to interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars and other derivative instruments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (i.e., the price sensitivity to changes in interest rates), to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to gain exposure to certain markets.

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Adviser is incorrect in its forecasts of market values, interest rates or other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique were not used. Swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Under Internal Revenue Service ("Service") rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

REPURCHASE AGREEMENTS.

The Fund may enter into repurchase agreements with well-established securities dealers or banks that are members of the Federal Reserve System. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase it at a specified future date and at an agreed upon price. Repurchase agreements are generally entered into for a short period of time, often less than a week. The Fund will not enter into a repurchase agreement which does not provide for payment within seven days if, as a result, more than 15% of the value of its net assets would then be invested in illiquid securities. The Fund may enter into repurchase agreements without any limit if the repurchase agreements provide for payment within seven days. In the event of a bankruptcy or other default of a seller in a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and capital losses.

LENDING OF PORTFOLIO SECURITIES.

Like other mutual funds, the Fund may lend securities to broker-dealers or other institutions to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, the Fund could experience delays in recovering its securities and possibly capital losses.

FUNDAMENTAL POLICY The value of loaned securities may not exceed 33 1/3% of total Fund assets.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS.

The Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. There is no limit on the Fund's investment in these securities. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment can take place a month or more later. During the interim period, the market value of the securities can fluctuate, and no interest accrues to the purchaser. At the time of delivery, the value of the securities may be more or less than the purchase or sale price. To the extent the Fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the Fund's net asset values than if the Fund did not purchase them.

PORTFOLIO TURNOVER.

Turnover is an indication of trading frequency. The Fund may purchase and sell securities without regard to the length of time they are held. A high turnover rate may increase transaction costs and result in additional taxable gains. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, and the Fund's portfolio turnover rate will always be incidental to transactions undertaken with a view to achieving the Fund's investment objective. Although the Fund's portfolio turnover rate may vary greatly from year to year, it is anticipated that, under normal circumstances, the annual rate will not exceed 150%.

                            3. THE TRUST AND THE FUND

                     ORGANIZATION OF THE TRUST AND THE FUND

HOW ARE THE TRUST AND THE FUND ORGANIZED?

         The Trust is an open-end, management investment company, commonly known as a mutual fund. The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on March 8, 1994. Pursuant to the Trust's Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), and By-Laws, the Trust is authorized to issue an unlimited number of shares which may be offered in separate series of shares corresponding to separate investment portfolios or funds having different investment objectives. The Trust is also authorized to offer shares of a series in separate classes.

         The Fund is a separate investment portfolio or series of shares of the Trust, which became available to investors on December 31, 1997. This prospectus relates only to the Fund. The Fund is designed for purchase by both retail investors and institutional investors. The Trust presently offers shares in a second series, the Summit High Yield Fund.

WHAT IS MEANT BY "SHARES"?

         As with all mutual funds, investors receive "shares" when they invest money in the Fund. These shares are part of the Trust's authorized capital stock. All shares in the Fund are issued without a par value, have equal voting rights and have no pre-emptive or conversion rights. Each share or fractional share entitles the shareholder to receive a proportional interest in the Fund's income and capital gain distributions, and to cast one vote per share on certain matters, including the election of Trustees, changes in fundamental investment policies and changes in the Fund's Investment Advisory Agreement and Investment Sub-Advisory Agreement. The Fund does not issue share certificates.

DOES THE TRUST HAVE ANNUAL SHAREHOLDER MEETINGS?

         The Trust is not required to hold annual meetings of shareholders. The Trustees or the President may, however, call meetings for action by shareholder vote. If the Trustees or President fail to call a meeting for a 30-day period after being requested in writing to do so by the holders of 10% or more of the outstanding shares of the Trust, then such shareholders may call such meeting. If a meeting is held and you cannot attend, you can vote by proxy. Well before the meeting, the Trust will send you proxy materials explaining the issues to be decided and including a voting card for you to complete and mail back to the Trust.

         Under Massachusetts law, shareholders of a business trust may, in certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust pursuant to which the Trust was organized, however, contains an express disclaimer of shareholder liability for acts or obligations of each portfolio of the Trust and requires that notice of such disclaimer be given in each instrument entered into or executed by the Trust. The Declaration of Trust also provides for indemnification paid from a portfolio's property for any shareholder of such portfolio held personally liable for any of the portfolio's obligations. Thus, the risk of a shareholder being personally liable for obligations of a portfolio is limited to the unlikely circumstance in which the portfolio itself would be unable to meet its obligations.

                      MANAGEMENT OF THE TRUST AND THE FUND

HOW ARE THE TRUST AND THE FUND MANAGED?

         Trustees. Under Massachusetts law and the Declaration of Trust and By-Laws, the business and affairs of the Trust are managed under the direction of its Trustees.

         Investment Management. First Summit Capital Management ("FSCM" or the "Adviser"), a joint venture having its principal offices at 1876 Waycross Road, Cincinnati, Ohio 45240, is the investment adviser to the Fund. FSCM was organized on January 4, 1994, principally for purposes of sponsoring and managing the Trust pursuant to a Joint Venture Agreement (the "Joint Venture Agreement") between Carillon Advisers, Inc. ("Carillon" or the "Sub-Adviser"), an Ohio corporation, and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation. Under the Joint Venture Agreement, Carillon serves as the general manager of the Adviser and is responsible for maintaining its books of account and other financial records and for preparing its quarterly financial statements. Carillon has full authority to act on behalf of the Adviser except with respect to matters involving single commitments in excess of $10,000 which must be approved by both Carillon and Freeman. Each of Carillon and Freeman is authorized to appoint two representatives (each, a "Representative") to serve, in effect, as officers of the Adviser. Carillon is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central Life"), an Ohio mutual insurance company. Freeman is the parent corporation of Freeman Securities Company, Inc., a New Jersey corporation which is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and is a member of the NASD. The Adviser is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser also serves as investment adviser to the Summit High Yield Fund, the Trust's second portfolio.

         Portfolio Manager. Since the Fund's inception, Steven R. Sutermeister has been primarily responsible for the day-to-day management of the Fund's investment portfolio. The portfolio manager has extensive experience in managing high yield investment portfolios. Mr. Sutermeister has been a Representative of FSCM since its organization in January 1994, and has also been a Vice President and Director of the Fixed Income Group of Carillon since September, 1990. In that capacity, Mr. Sutermeister oversees the management of over $3.5 billion in fixed income assets, and is personally responsible for the investment of nearly $400 million in high yield assets for various clients. In addition, Mr. Sutermeister serves as the portfolio manager of the Summit High Yield Fund, the Trust's second portfolio, and of Carillon Bond Fund, another registered investment company that is advised by Carillon.

THE ADVISORY AGREEMENT

         The Adviser serves pursuant to an Investment Advisory Agreement with the Trust dated December __, 1997 (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser, subject to the supervision of the Trustees, provides a continuous investment program for the Fund, including investment research and management with respect to all securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies and restrictions as set forth in this prospectus, the SAI and the resolutions of the Trustees. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the Trustees such periodic or other reports as the Trustees may request.

         During the term of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The advisory services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

         As full compensation for services furnished to the Fund and expenses of the Fund assumed by the Adviser, the Adviser is entitled to receive from the Fund an advisory fee equal to 0.75 of 1% of the Fund's average daily net assets. The advisory fee is paid monthly. However, the Adviser has voluntarily agreed to reduce its fee, and to reimburse the Fund, if necessary, if the advisory fee would cause the Fund's total annual operating expenses to exceed 2.00%.

THE SUB-ADVISER

         Carillon, an Ohio corporation with offices at 1876 Waycross Road, Cincinnati, Ohio 45240, is registered as an investment adviser under the Advisers Act. The Sub-Adviser is a wholly-owned subsidiary of Union Central Life. The Sub-Adviser currently acts as the sub-adviser to the Summit High Yield Fund. Carillon and its affiliates currently act as an investment adviser to the Carillon Group of Mutual Funds, which consist of the Carillon Fund, Inc. and the Carillon Investment Trust.

THE SUB-ADVISORY AGREEMENT

         The Sub-Adviser serves pursuant to an Investment Sub-Advisory Agreement with the Adviser dated December __, 1997 (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, Carillon provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible pursuant to the Advisory Agreement relating to the Fund. The Sub-Adviser provides investment research and advice with respect to securities, investments and cash equivalents in the Fund. Research services provided by the Sub-Adviser include information, analytical reports, computer screening studies, statistical data and factual resumes pertaining to portfolio securities. Such supplemental research may be subject to additional analysis by the Adviser.

         Under the Sub-Advisory Agreement, the Sub-Adviser receives from FSCM an annual fee in the amount of $100,000 per year. If the Sub-Adviser renders services to the Adviser under the Sub-Advisory Agreement for a period that is less than twelve months in length, the Sub-Adviser is entitled to a pro-rata portion of such fee, or such other fee as shall be agreed to by the Adviser and the Sub-Adviser, not to exceed the equivalent of the pro-rata portion of such fee. In the event that the amount payable as the Sub-Adviser's fees exceeds the amount of advisory fees paid to the Adviser pursuant to the Advisory Agreement, the difference will be shared equally by the Adviser's general partners, Freeman and Carillon, or paid by FSCM.

THE TERMS OF THE ADVISORY AGREEMENTS

         The Advisory Agreement and the Sub-Advisory Agreement are renewable annually for successive periods not to exceed one year each (i) by a vote of the Trustees or by a vote of a majority of the outstanding voting shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Sub-Advisory Agreement or "interested persons" (as such term is defined in the 1940 Act) thereof, cast in person at a meeting called for the purpose of voting on such approval.

         The Advisory Agreement may be terminated at any time, without payment of any penalty, by the Trustees or by a vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice to the Adviser and by the Adviser upon sixty days' written notice to the Trust. The Sub-Advisory Agreement may be terminated at any time, without payment of any penalty, by the Trustees or by a vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice to the Adviser and Carillon, and by the Adviser or Carillon, upon ninety days' written notice to the other party and the Fund. The Advisory Agreement and the Sub-Advisory Agreement shall terminate automatically in the event of any transfer or assignment thereof, as defined in the 1940 Act, and the Sub-Advisory Agreement shall terminate automatically in the event of any act or event that terminates the Advisory Agreement.

         A copy of each agreement is on file with and may be obtained from the SEC.

                           MANAGEMENT-RELATED SERVICES

         BISYS SERVICE AGREEMENTS. The Trust has entered into three management-related service agreements with affiliates of BISYS Fund Services, Inc., a Delaware corporation which is a wholly owned subsidiary of The BISYS Group, Inc. BISYS Fund Services, Limited Partnership ("BISYS Fund Services"), an Ohio limited partnership of which BISYS Fund Services, Inc. is the General Partner, serves as administrator of the Fund (the "Administrator"). BISYS Fund Services Ohio, Inc. ("BISYS"), an Ohio corporation and also a wholly-owned subsidiary of The BISYS Group, Inc., serves as Fund accountant (the "Fund Accountant") and as the Trust's transfer and dividend disbursing agent (the "Transfer Agent"). BISYS Fund Services acts also as the Fund's distributor or principal underwriter (the "Distributor") (see "Distribution Expenses--The Distributor").

         Each of the "BISYS Companies" named herein has its principal offices at 3435 Stelzer Road, Columbus, Ohio 43219. The three service agreements between the Trust and the BISYS Companies are described immediately below. They are more fully described in the SAI, and copies of such agreements are on file with and available from the SEC. The Distribution Agreement between the Fund and BISYS Fund Services is described below under the caption "Distribution Expenses--The Distributor."

         ADMINISTRATOR. Pursuant to a Management and Administration Agreement with the Trust (the "Administration Agreement"), the Administrator, BISYS Fund Services, subject to the direction and control of the Trustees, supervises all aspects of the operation of the Fund except those performed by the Fund's investment advisers, custodian, Transfer Agent and Fund Accountant pursuant to their respective agreements with respect to the Trust. The Administrator is obligated to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services, and stationary and office supplies; prepare periodic reports to the SEC; assist the Trust or its designee in the preparation of, and file, the Fund's federal and state tax returns; assist the Trust in preparing Annual and Semi-Annual Reports to shareholders and amendments to its Registration Statement; and keep and maintain certain financial accounts and records of the Fund. Partners, officers or employees of the Administrator may serve as officers or employees of the Trust, and those who do so will be compensated by the Administrator, not the Trust.

         For services rendered and expenses borne by the Administrator pursuant to the Administration Agreement, the Fund pays the Administrator a fee, computed daily and paid monthly, at the annual rate of 0.20% of the Fund's average daily net assets. Currently, the Administrator is waiving that portion of such fee which exceeds 0.15%.

         FUND ACCOUNTANT. Pursuant to a Fund Accounting Agreement with the Trust (the "Accounting Agreement"), BISYS, as Fund Accountant, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; calculating yield, dividends and capital gains distributions; and preparing security position, transaction and cash position reports.

         For such services, the Fund reimburses the Fund Accountant for all out-of-pocket expenses incurred by the Fund Accountant (including all charges for delivery of materials, telephone and other communications expenses, and costs of pricing portfolio securities) and pays the Fund Accountant a fee, computed daily and paid monthly, at the annual rate of 0.03% of the Fund's average daily net assets, provided, however, that such fee will not be less than $50,000. In addition, the Fund is subject to an annual fee of $10,000 per additional class.

         TRANSFER AGENT. Pursuant to a Transfer Agency Agreement with the Trust (the "Transfer Agency Agreement"), BISYS also acts as the Trust's transfer, dividend disbursing and redemption agent. BISYS provides certain shareholder and other services to the Trust, including furnishing certain account and transaction information; providing mailing labels for the distribution to Fund shareholders of financial reports, prospectuses, proxy statements and other such materials; providing compliance reports; calculating distribution plan and marketing expenses; and maintaining shareholder account records.

         INDEPENDENT ACCOUNTANT. Coopers & Lybrand L.L.P. acts as the Trust's independent auditors.

                                  FUND EXPENSES

         Under the Advisory, Administration, Fund Accounting and Transfer Agency Agreements, the Fund pays the service fees of, and/or reimburses certain expenses incurred by, the Adviser, Administrator, Fund Accountant and Transfer Agent. The expenses incurred in the operation of the Fund that are borne by the Fund include taxes, interest and brokerage fees and commissions, if any; fees and expenses of Trustees who are not partners, officers, directors, shareholders or employees of the Adviser, the Administrator or the Distributor (see "Distribution Plan" and "The Distributor"); SEC fees and state Blue Sky notification and renewal fees and expenses; custodian fees (see "Custodian"); transfer and dividend disbursing agent's fees; certain insurance premiums; auditing and legal fees and expenses; fund accounting fees including pricing of portfolio securities; costs of maintenance of legal existence; costs of typesetting and printing prospectuses for regulatory purposes and for distribution to current shareholders of the Fund; costs of Trustees' and shareholders' reports and meetings; and any extraordinary expenses.

                                 NET ASSET VALUE

         The net asset value of Fund shares is determined once daily as of the close of regularly scheduled trading (normally 4:00 p.m., Eastern Time) on the New York Stock Exchange (the "Exchange"), Monday through Friday, except that no determination is required on (i) days on which the Exchange is closed or on which changes in the value of the Fund's securities holdings will not materially affect the current net asset value of the shares of the Fund; (ii) days during which no shares of the Fund are tendered for redemption and no order to purchase or sell such shares is received by the Fund; or (iii) the following business holidays or the days on which such holidays are observed by the Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, trading in non-U.S. securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of regularly scheduled trading on the Exchange. The values of such securities used in computing the net asset value of Fund shares are generally determined as of such times. However, because the calculation of the Fund's net asset value will not take place contemporaneously with the determination of the values of the Fund's portfolio securities, events affecting the values of portfolio securities that occur between the time their prices are determined and the time the Fund's net asset value is calculated will not be reflected in the net asset value unless the Adviser, under the supervision of the Trustees, determines that the particular event should be taken into account in computing the Fund's net asset value.

         The net asset value per share of the Fund is computed by taking the sum of the value of the securities held by the Fund plus any cash or other assets it holds, subtracting all its liabilities, and dividing the result by the total number of Fund shares outstanding at such time. Securities which are traded on stock exchanges are valued at the last sales price as of the close of the Exchange, or lacking any sales, at the closing bid prices. Securities traded in the "over-the-counter" market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of trading on the Exchange. Securities and assets for which market quotations are not readily available or not obtained from a pricing service are valued at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. If approved by the Trustees, the Fund may make use of a pricing service or services in determining the net asset value of the Fund. Debt securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which the Trustees have determined reflects fair value.

         The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated values of such securities.

                              DISTRIBUTION EXPENSES

         DISTRIBUTION PLAN. In addition to the sales charge which may be deducted at the time of purchase of Fund shares, the Fund is authorized under the Trust's Distribution and Shareholder Service Plan (the "Plan"), adopted pursuant to Rule 12b-1 (the "Rule") under the 1940 Act, on behalf of shares of the Fund to use its assets to finance certain activities relating to the distribution of shares of the Fund to investors. The Plan is a "compensation" plan providing for the payment of a fixed percentage of the Fund's average daily net assets to finance distribution expenses. Under the Plan, the Fund pays monthly to BISYS Fund Services, as its principal underwriter, a distribution fee which may not exceed, on an annual basis, 0.25% of the Fund's average daily net assets.

         The NASD Conduct Rules establish limits on all types of mutual fund sales charges, whether front-end, deferred or asset-based. These limits may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan. BISYS Fund Services will monitor the Fund for compliance with the NASD rules.

         The Plan authorizes BISYS Fund Services to use the distribution fee to pay, or reimburse expenses incurred by, banks, broker-dealers and other institutions which, pursuant to agreements with the Distributor, provide distribution assistance and/or shareholder services including, but not limited to, printing and distributing prospectuses to persons other than shareholders of shares of the Fund, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Fund, furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Such services may be performed by the Distributor or any of its affiliates.

         The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not "interested persons" (as defined in the 1940
Act) of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

         Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. Such approval of the Plan was obtained on December __, 1997. The Plan was approved by the sole shareholder of the Fund on December __, 1997.

         The Plan may not be amended so as to materially increase the amount of the distribution fee unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

         THE DISTRIBUTOR. BISYS Fund Services serves as the Fund's Distributor or principal underwriter (the "Distributor") pursuant to a Distribution Agreement with the Trust (the "Distribution Agreement"). BISYS Fund Services is registered as a broker-dealer under the 1934 Act and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use appropriate efforts to solicit orders for the sale of Fund shares and undertake such advertising and promotion as the Distributor deems reasonable. The Distributor will finance appropriate sales activities which it deems reasonable, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, printing and mailing prospectuses to persons other than current Fund shareholders and printing and mailing sales literature. As compensation, the Distributor receives the distribution fee payable pursuant to the Plan (see "Distribution Plan"). In addition, the Adviser, or one of its affiliates, may provide additional compensation to securities dealers from its own resources in connection with sales of shares of the Fund.

         In addition, the Distributor has the right, as principal, to purchase Fund shares at their net asset value and to sell such shares to the public, or to dealers who have entered into selected dealer agreements with the Distributor, in both cases against orders for such shares, at the public offering price (i.e., net asset value plus a maximum sales charge of 4.50%) or, in the case of sales to dealers, at the public offering price less a concession determined by the Distributor which may not exceed the amount of the sales charge or the underwriting discount. (See "How to Purchase Fund Shares--Share Price and Sales Charges.")

                      UNDERSTANDING PERFORMANCE INFORMATION

         This section should help you understand the terms used to describe the performance of shares of the Fund. You will come across them in shareholder reports you receive from the Fund as well as in advertisements and in the media. Information about a portfolio's performance is based on that portfolio's record up to a certain date and is not intended to indicate future performance.

         "TOTAL RETURN" tells you how much an investment in the Fund has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Reinvesting distributions means that total return numbers include the effect of compounding, i.e., you receive income and capital gain distributions on a rising number of shares.

         Advertisements for the Fund may include aggregate total return or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

         "AGGREGATE TOTAL RETURN" is the rate of return on an investment for a specified period before annualizing it. An aggregate return does not indicate how much the value of the investment may have fluctuated between the beginning and the end of the period specified.

         "AVERAGE ANNUAL TOTAL RETURN" is the constant year-by-year return produced by the aggregate total return for a specified period. By smoothing out all the variations in annual performance, it gives you an idea of the investment's annual contribution to your portfolio provided you held it for the entire period in question.

         "YIELD" refers to the advertised or "SEC yield" found by determining the net income per share (as defined by the SEC) earned by the Fund during a 30-day base period, dividing this amount by the per-share price on the last day of the base period, and annualizing the result.

                    4. INVESTING WITH SUMMIT INVESTMENT TRUST

                             HOW TO PURCHASE SHARES

         Shares of the Fund are offered continuously for sale directly through the Distributor, BISYS Fund Services, or though securities dealers and banks which have established dealer agreements with the Distributor. If you place transactions through a broker or agent, you may be charged a fee by the broker or agent. You are encouraged to consult a registered financial representative for assistance in making an investment selection.

         The initial purchase of shares of the Fund by an investor must be at least $1000 except that the initial purchase for a retirement plan account may be made with a minimum of $500. In addition, an account can be established with a minimum of $500 if the account will be receiving periodic, regular investments through a program such as the Automatic Investment Plan (see "Shareholder Services" for a description of this plan).

         The minimum for subsequent investments is $50.

NOTE: The Fund is eligible as a vehicle for a wide range of retirement plans for individuals and institutions, including large and small businesses, including such plans as IRAs, SEP-IRAs, Keoghs (profit sharing or money purchase pension), 401(k) plans and 403(b) plans. For information on retirement plans, please consult your broker-dealer.

                      GENERAL METHODS OF PURCHASING SHARES

         1. By Mail. To make an initial account purchase, mail a check or money order made payable to "Summit Emerging Markets Bond Fund" with a completed Account Registration Form (copy enclosed with this prospectus) to:

                             Summit Investment Trust
                                 P.O. Box 182448
                             Columbus, OH 43218-2448

         To purchase additional shares of the Fund for an existing account, please note your account number on the check or money order and return it with an account investment slip to the above address. Account Registration and other account forms may be obtained by calling the Trust at 1-800-272-3442.

         2. By Federal Funds Wire. The Fund may be purchased by wire transfer. To obtain instructions for Federal Funds Wire purchases, including the bank account number into which funds are to be wired, please contact the Trust at 1-800-272-3442.

         3. Through a Securities Dealer. You may purchase shares of the Fund by contacting a securities dealer having a selected dealer agreement or selling agreement with the Distributor.

         Orders for shares of the Fund will be assigned the next closing price after receipt of the order by the Distributor. The securities dealer is responsible for transmitting such orders promptly to the Distributor. If the securities dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the securities dealer.

         Under certain circumstances, the Trust has entered into one or more agreements (each, a "Sales Agreement") with brokers, dealers or financial institutions (each, an "Authorized Dealer") under which the Authorized Dealer may directly, or through intermediaries that the Authorized Dealer is authorized to designate under the Sales Agreement (each, a "Sub-designee"), accept purchase and redemption orders that are in "good form" on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee accepts the purchase or redemption order and such order will be priced at the Fund's net asset value next computed after such order is accepted by the Authorized Dealer or Sub-designee.

BACKUP WITHHOLDING: In accordance with Internal Revenue Service (the "IRS") regulations, the Fund may be required to withhold 31% of all reportable distributions from any account without a certified taxpayer identification or Social Security number on file. Omission of this information from the Account Registration Form will result in the Fund withholding 31% on any taxable dividends, capital gain distributions or share redemptions, including shares redeemed as a result of an exchange. The Fund is also required to begin backup withholding if the Internal Revenue Service instructs the Fund to do so.

                          SHARE PRICE AND SALES CHARGES

SHARE PRICE

         The public offering price of shares of the Fund is the net asset value per share (next determined following receipt of an order), plus a sales charge (expressed as a percentage of the offering price as set forth in the table below). The sales charges and dealer discounts are as follows:

SALES CHARGE

                                                                                                              CONCESSION
                                                                                                                  TO
                                                                                                                BROKER-
                                                                                                                DEALER
                                                                         PERCENTAGE         PERCENTAGE           AS A
                                                                             OF               OF THE          PERCENTAGE
            AMOUNT OF PURCHASE                                          THE OFFERING        NET AMOUNT        OF OFFERING
                  PAYMENT                                                   PRICE            INVESTED            PRICE
                  -------                                                   -----            --------            -----
Less than $100,000                                                            4.50%            4.71%             4.05%
$100,000 but less than $250,000                                               3.50%            3.63%             3.15%
$250,000 but less than $500,000                                               2.25%            2.30%             2.03%
$500,000 or more                                                                 0%(1)            0%(1)             0%

1 A 1% sales charge will be assessed on shares purchased through Authorized Dealers and Sub-designees who have been paid a fee by the Fund's Distributor that are redeemed prior to the first anniversary of the purchase. See "Shareholder Services--Redemption of Shares" below.

         The Fund's Distributor receives this sales charge and may reallow discounts to securities dealers with whom it has agreements and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. The Distributor may also pay banks and other financial service firms that provide services for their clients to facilitate transactions in shares of the Fund a transaction fee up to an amount equal to the greater of the full applicable sales charge or the "Concession to Broker-Dealer as a Percentage of Offering Price" as shown in the above table. In such circumstances, dealers, banks, other financial service firms or intermediaries may be deemed to be underwriters under the 1933 Act. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. In addition, state securities laws may differ from federal laws regarding banks and financial institutions which may be required to register under state securities laws as brokers and/or dealers.

         The sales charges set forth in the above table are applicable to purchases made at one time by any investor, which includes: (i) an individual, his or her spouse and children under the age of 21; and (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account. In order to qualify for the lower sales charges keyed to the breakpoints ($100,000; $250,000; and $500,000) set forth in the table, all orders from an investor will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same investor, although such orders may be placed into more than one discrete account which identifies the investor.

         For purchases made in connection with 401(k) plans, 403(b) plans and other employer-sponsored, qualified retirement plans, as well as "wrap" type programs, non-transactional fee fund programs and programs offered by fee-based financial planners and other types of financial institutions, the applicable sales charge may be waived.

REDUCED SALES CHARGES

         Investors may be able to benefit from a reduction or elimination of the sales charge through one of several purchase plans.

         RIGHT OF ACCUMULATION. Investors may purchase shares of the Fund with a reduced front-end sales charge or without a sales charge if the combined total of the value of the shares currently being purchased plus the current net asset value of the investor's holdings of the Fund exceeds one of the sales charge breakpoints ($100,000; $250,000; and $500,000). The investor must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information, including identification of all share accounts to be considered in exercising the right of accumulation, to permit confirmation of qualification.

         LETTER OF INTENT. Investors may obtain a reduced sales charge or the elimination of the sales charge by means of a written Letter of Intent which establishes a goal for total investment in the Fund which is to be achieved within a thirteen-month period and which exceeds one of the Fund's sales charge breakpoints ($100,000; $250,000; and $500,000). The applicable sales charge will be determined in accordance with the total amount to be invested. All shares of the Fund previously purchased and still beneficially owned by the investor may, upon written notice to the Transfer Agent, also be included at the current net asset value to reach the above minimums. A Letter of Intent may be executed by checking the appropriate box on the Account Registration Form.

         A Letter of Intent permits a purchaser to achieve a total investment goal by any number of investments over a thirteen-month period. Each investment made during the period will be assessed, as the case may be, the applicable reduced sales charge or no sales charge. Shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent in the name of the purchaser to secure payment of the higher sales charge which may be applicable to the purchase of shares of the Fund if the full Letter of Intent amount is not purchased. Dividends on escrowed shares, whether paid in cash or reinvested in additional shares, are not subject to escrow. The effective date of a Letter of Intent may be back-dated up to 30 days, in order that any investments made during this 30-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.

         The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the stated investment goal is not achieved within the thirteen-month period, the purchaser is required to pay the balance of the full sales charge that would otherwise have applied to the purchases made during this period. If a payment is due under the preceding sentence, it must be made directly to the Distributor within twenty days of notification or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. Additionally, if the total purchases within the thirteen-month period exceed the stated investment goal, an adjustment will be made to reflect any further reduced sales charges applicable to such purchases. All such adjustments will be made at the conclusion of the thirteen-month period and in the form of additional shares at the then current applicable public offering price.

         CERTAIN QUALIFIED PURCHASERS. No sales charge is applicable to any shares of the Fund purchased (i) through reinvestment of dividends or distributions; (ii) by a Trustee or officer of the Trust, or the immediate families (i.e., the spouse or any children) of such persons; (iii) by any full-time employee or registered representative of broker-dealers having dealer agreements with the Distributor ("Selling Broker") and their immediate families (or any trust, pension, profit-sharing or other benefit plan for such persons); or (iv) by other investment companies, the securities of which are also distributed by BISYS Fund Services, The BISYS Group, Inc. or other affiliated companies.

         In addition, no sales charge is applicable to any sale to (i) any Union Central Life separate account used to fund tax-qualified variable annuity contracts; (ii) a director, officer, full-time employee or sales representative of Union Central Life or any of its affiliates, the Adviser or any of its affiliates, or the Distributor or any of its affiliates; (iii) the immediate families of such persons; or (iv) any trust, pension, profit-sharing or other benefit plan for such persons.

         Also, no sales charge will apply to a registered investment adviser purchasing for discretionary accounts, provided such registered adviser executes a Fund load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased directly from the Distributor, without a broker, and is unavailable if the registered adviser is part of an organization principally engaged in the brokerage business.

         In addition, no sales charge will be assessed in connection with certain exchange arrangements made with two no-load money market portfolios and Summit High Yield Fund described below under "Shareholder Services--Exchange Privileges."

                              SHAREHOLDER SERVICES

AUTOMATIC INVESTMENT PLAN

         Shareholders who open an account with $500 or more and who wish to make subsequent, regular monthly or quarterly investments in the Fund may establish an Automatic Investment Plan ("AIP") as part of the initial account registration or subsequently by submitting an application. Under an AIP, the Fund's Transfer Agent will debit the shareholder's designated bank account in the amount specified by the shareholder (which monthly or quarterly amount may not be less than $50). The proceeds will be invested in shares of the Fund at the applicable offering price determined on the date of the debit. Participation in the AIP may be discontinued upon 30 days' written notice to the Transfer Agent, or if a debit is not honored.

TRANSFER OF SHARES

         Shareholders may transfer shares of the Fund to family members and others at any time without incurring a sales charge. Shareholders should consult their tax advisors concerning such transfers.

REDEMPTION OF SHARES

         Shareholders may redeem shares in any amount and at any time at the net asset value next determined after the request for redemption is received in proper order by the Fund. The Fund will normally send the proceeds on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days for payment to be made. If the shares to be redeemed were purchased by check or Automated Clearing House funds, redemption proceeds will be sent upon clearance of the purchase amount which may involve a delay for 15 days or more. Such delay may be avoided if shares are purchased by wire transfer of Federal Funds. An investor who purchases $500,000 or more of the Fund and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the lesser of the purchase price or the current net asset value of such shares on such shares that are redeemed prior to the first anniversary of the purchase. In determining whether the sales charge of 1% is payable, the Fund will first redeem shares not subject to the 1% sales charge.

         Under the Sales Agreement, the Authorized Dealer or Sub-designee is authorized to accept redemption orders that are in "good form" on behalf of the Fund. The Fund will be deemed to have received a redemption order when the Authorized Dealer or Sub-designee accepts the redemption order and such order will be priced at the Fund's net asset value next computed after such order is accepted by the Authorized Dealer or Sub-designee.

EXCHANGE PRIVILEGES

         Shares of the Fund may be exchanged for shares of two no-load money market portfolios of The ARCH Fund, Inc., namely, the ARCH Money Market Portfolio and the ARCH Treasury Money Market Portfolio (the "Money Market Funds"), and for shares of Summit High Yield Fund, another portfolio of the Trust. The ARCH Fund, Inc. is an investment company for which BISYS Fund Services also serves as the distributor. Since shares of the Money Market Funds may be purchased at no load, purchases of shares of the Fund made by redeeming shares of the Money Market Funds will be subject to the sales charge applicable to an initial purchase of shares of the Fund (see "Sales Price and Sales Charges" above). However, shareholders exchanging shares of the Money Market Funds that were acquired through a previous exchange of shares of the Fund on which a sales charge was paid (or would have been paid, if not for the purchase amount of $500,000 or more) will not be required to pay an additional sales charge upon exchange of those shares into shares of the Fund. Shareholders exchanging shares of the Summit High Yield Fund on which a sales charge was paid (or would have been paid, if not for the purchase amount of $500,000 or more) will not be required to pay an additional sales charge upon exchange of those shares into shares of the Fund. Under these circumstances, the shareholder must notify the Distributor that a sales charge was originally paid (or would have been paid, if not for the purchase amount of $500,000 or more) and provide the Distributor with sufficient information to permit confirmation of the shareholder's right not to pay a sales charge. There may be limitations on the number of exchanges that a shareholder may make. See "Excessive Trading" in this prospectus.

         Exchanges are regarded as sales for federal and state income tax purposes and could result in a gain or loss, depending on the original cost of shares exchanged. If the exchanged shares were acquired within the previous 90 days, the gain or loss may have to be computed without regard to any sales charges incurred on the exchanged shares (except to the extent those sales charges exceed the sales charges waived in connection with the exchange). The terms of the foregoing exchange privilege are subject to change and the privilege may be terminated on 60 days' written notice to shareholders. The exchange privilege is only available in those states or U.S. jurisdictions where the exchange may legally be made.

SUMMIT INVESTMENT TRUST INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

         A Summit Investment Trust IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing shares of the Fund. Summit Investment Trust IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

         A Summit Investment Trust IRA distribution request must be made in writing to the Transfer Agent. Any additional deposits to a Summit Investment Trust IRA must distinguish the type and year of the contribution.

         For more information on a Summit Investment Trust IRA call the Trust at 1-800-272-3442. Shareholders are advised to consult a tax advisor on Summit Investment Trust IRA contribution and withdrawal requirements and restrictions.

                       GENERAL METHODS OF REDEEMING SHARES

         1. By Mail. You may redeem shares of the Fund by mail by sending a written request for the redemption to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219. The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the 1934 Act. The Transfer Agent reserves the right to reject any signature guarantee if: (1) it has reason to believe that the signature is not genuine; (2) it has reason to believe that the transaction would otherwise be improper; or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply:
(1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or wired to a commercial bank account previously designated on the account registration form. There is no charge for having redemption requests mailed to a designated bank account.

         2. Through a Securities Dealer. You may sell your shares by contacting a securities dealer having a dealer or selling agreement with the Distributor. (See "General--Repurchase of Shares" in the SAI for more details.) The dealer may assess a nominal fee for this service.

MINIMUM ACCOUNT BALANCE

         The Trust reserves the right to involuntarily redeem your account any time the value of your account falls below $300 as a result of a redemption. You will be notified in writing prior to the involuntary redemption and be allowed 60 days to make additional investments to increase the value of your account above $300 before this redemption is processed.

REDEMPTION IN KIND

         All redemptions of shares of the Fund shall be made in cash, except that this commitment to redeem shares in cash at the request for redemption by any shareholder of record of the Fund is limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without prior approval of the SEC. In the case of redemption requests by a shareholder of record during any 90-day period in excess of such limit for cash redemptions, the Board of Trustees reserves the right to have the Fund make payment, in whole or in part, in securities or other assets of the Fund. In this event, the securities or other assets would be valued in the same manner as the securities or other assets of the Fund are valued for purposes of determining the net asset value per share of the Fund. If the shareholder recipient of such securities or other assets were to sell such securities or other assets, the shareholder recipient could receive less than the redemption value of the securities or other assets and could incur certain transaction costs.

EXCESSIVE TRADING

         The Adviser may bar excessive traders from purchasing shares of the Fund. Frequent trades, involving either substantial Fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the Fund and raise its expenses. The Fund defines "excessive trading" as exceeding one purchase and sale involving the Fund and the Summit High Yield Fund within any 120-day period. For example, you are invested in the Fund. You can move substantial assets from the Fund to the Summit High Yield Fund and, within the next 120 days, sell your shares in the Summit High Yield Fund to return to the Fund or move to a Money Market Fund.

         If you exceed the number of trades described above, you may be barred indefinitely from further purchases of shares of the Fund and shares of the Summit High Yield Fund. Two types of transactions are exempt from the excessive trading guidelines: (1) redemptions that are not part of exchanges; and (2) systematic purchases or redemptions made through an AIP or an automatic withdrawal plan described in "Additional Shareholder Privileges."

                        ADDITIONAL SHAREHOLDER PRIVILEGES

         CERTAIN PRIVILEGES LISTED IN THIS SECTION MAY NOT BE OFFERED BY THE FUND IF YOU HOLD SHARES OF THE FUND IN THE "STREET NAME" OF A FINANCIAL INSTITUTION, OR IF THE ACCOUNT IS NETWORKED THROUGH NATIONAL SECURITIES CLEARING CORPORATION (NSCC).

AUTOMATIC WITHDRAWAL PLAN

         You may establish a plan for redemptions to be made automatically at monthly or quarterly intervals ("AWP") with payments sent directly to you or to persons designated by you as recipients of the withdrawals. Requests for the AWP not made on the initial application require signature guarantees unless the payments are to be made to you and mailed to the address of record on your account. To continue your AWP, you are required to maintain a minimum account value of $10,000 at all times, and the minimum withdrawal amount is $100. Maintenance of an AWP concurrently with purchases of additional shares of the Fund may be disadvantageous to you because of the sales charge on certain purchases.

         The redemptions in the AWP will occur on or about the 25th day of the month and the checks will generally be mailed within two days after the redemption occurs. No redemption will occur if the account balance falls below the amount required to meet the requested withdrawal amount. The AWP service may be terminated at any time, and the Distributor reserves the right to initiate a fee upon 30 days' written notice to the shareholders.

TELEPHONE TRANSACTIONS

         Shareholders are permitted to request exchanges and/or redemptions by telephone. The Trust will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. To be permitted to request an exchange or redemption by telephone, a shareholder must elect the option on the Account Registration Form. (If a shareholder does not initially elect an option on the Account Registration Form, the shareholder may request authorization by executing an appropriate authorization form provided by the Trust upon request.) The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where it fails to employ its procedures properly. Such procedures include the following. Upon telephoning a request, shareholders will be asked to provide their account number and, if not available, their social security number. For the shareholders' and the Trust's protection, all conversations with shareholders will be tape recorded. All telephone transactions will be followed by a confirmation statement of the transaction. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors may send their requests to the Trust by mail or an express delivery service.

         Telephone Exchanges. You may authorize your account for telephone exchanges by completing the appropriate portion of the Account Registration Form. By electing this option you may exchange shares of the Fund by calling the Fund at 1-800-272-3442. Requests will be processed on the same day as receipt of the telephone call if the request is made before the close of regularly scheduled trading on the Exchange (normally, 4:00 p.m. Eastern Time).

         Telephone Redemptions. You may request the option to redeem shares of the Fund by telephone by completing the appropriate portion of the Account Registration Form. In order to obtain that day's closing net asset value on the redemption, the telephone call must be received by the Trust prior to the close of regularly scheduled trading on the Exchange (normally, 4:00 p.m. Eastern
Time).

         Payment for shares of the Fund will be made by Federal Funds wire or by mail as specified by you on the Application. Payment will normally be sent on the business day following the date of receipt of the request. Payment by wire to your bank account must be in amounts of $1,000 or more. Although the Fund does not assess a charge for wire transfers, your bank may assess a charge for the transaction. Payments by mail may only be sent to your account address of record and may only be payable to the registered owner(s).

                             DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS:

         The Fund declares and pays income dividends monthly. If the Fund has net capital gains (after subtracting any capital losses) they are declared and paid at least annually. Dividend and capital gain distributions are reinvested in additional shares unless you select another option on your Account Registration Form.

TAX INFORMATION:

         You should be aware of the possible tax consequences when the Fund makes a distribution to your account, or when you sell shares of the Fund. In addition to federal taxes, you may also be subject to state taxes. No attempt is here made to discuss state tax consequences, and accordingly you should consult your own tax adviser. Note: The following summary does not apply to retirement accounts, such as IRAs or Keoghs, which are tax-deferred until you withdraw money from them.

         TAXES ON FUND DISTRIBUTIONS. In January, the Trust will send you information indicating the federal tax status of dividends and capital gain distributions in your Fund account.

         The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and will distribute substantially all of its net income and gains to shareholders. All distributions are taxable to shareholders for the year in which they were paid. The only exception is that distributions declared during the last three months of the year to shareholders of record in such month and paid in January of the following year are taxed to shareholders as though they were paid by December 31.

         Distributions from net income and short-term capital gains are taxable as ordinary income, and distributions from long-term capital gains are taxable at the applicable rate for long-term capital gains. The gain is long- or short-term depending on how long the Fund held the securities, not how long you held shares in the Fund.

         Distributions are taxable whether reinvested in additional shares of the Fund or received in cash. Distributions will not generally qualify for the corporate dividends-received deduction.

         Distributions resulting from the sale of certain foreign currencies and debt securities, to the extent of foreign exchange gains, are taxed as ordinary income or loss. If the Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your portion of foreign taxes paid by the Fund.

         BUYING A DIVIDEND. On the record date for a distribution from capital gains, the Fund's share price is reduced by the amount of the distribution. If shares of the Fund are bought immediately before the record date ("buying a dividend"), you will pay the full price for a share of the Fund. You will receive a portion of the Fund's price back as a taxable distribution. A similar result may occur with regard to distributions from net income.

         TAXES ON YOUR FUND TRANSACTIONS. When you sell or redeem shares in the Fund, you may realize a gain or loss. An exchange from one fund to another is treated as a sale for tax purposes. For more information on the tax consequences of an exchange, see the section "Shareholder Services-Exchange Privileges" of this prospectus. If you hold your shares for six months or less, any loss you have will be treated as a long-term capital loss to the extent of any capital gain distributions received on such shares. In January, the Trust will send you information indicating the date and amount of each sale of the Fund that you made during the prior year. A copy is filed with the IRS.

         You may calculate the cost basis of the shares you sold using the average cost of the Fund or other methods acceptable to the IRS, such as "specific identification." To help you maintain accurate records, we send you a confirmation immediately following each transaction you make and a year-end statement detailing all your transactions during the year.

         At year-end the Trust will also send you any additional information you need to determine your taxes, such as the sources of Fund income.

         Non-U.S. investors should contact their tax advisors to determine the U.S. and non-U.S. tax consequences of an investment in the Fund.

         Note: For information on the tax consequences of hedging, see "Investment Policies, Practices and Risks" in this prospectus.

                    OBTAINING INFORMATION ON YOUR INVESTMENT

CONFIRMATION OF SHARE TRANSACTIONS AND DIVIDEND PAYMENTS

         Every shareholder will receive a confirmation of each new transaction in his or her Fund account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of an AWP or an AIP. Shareholders may rely on these statements in lieu of stock certificates. Stock certificates representing shares of the Fund will not be issued.

SHAREHOLDER INQUIRIES

         Please direct any questions or requests that you may have concerning the Trust or your Fund account by writing to Summit Investment Trust, 3435 Stelzer Road, Columbus, OH 43219, or by calling the Trust at 1-800-272-3442.

                                   APPENDIX I

                                  BOND RATINGS

         The following is a description of the bond rating categories of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("Standard & Poor's") and Fitch Investors Service, Inc. ("Fitch"):

MOODY'S CORPORATE BOND RATINGS

         Aaa-Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A-Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B-Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

         Caa-Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Moody's also supplies numerical indicators 1, 2, 3 to rating categories.

STANDARD & POOR'S CORPORATE BOND RATINGS

         AAA-This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA-Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB-Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB-Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B-Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         CCC-Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

FITCH CORPORATE BOND RATINGS

         AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C-Bonds are in imminent default in payment of interest or principal.

         DDD-DD- and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

         Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

                                TABLE OF CONTENTS
1.       ABOUT THE SUMMIT EMERGING MARKETS BOND FUND                    3
         Transaction Costs and Fund Expenses                            3
         Summary of Risk Factors                                        5
         Fund and Market Characteristics/Risk Factors                   6

2.       INVESTMENT POLICIES, PRACTICES AND RISKS                       8
         Types of Portfolio Securities                                 10
         Types of Fund Management Practices                            13

3.       THE TRUST AND THE FUND                                        16
         Organization of the Trust and the Fund                        16
         Management of the Trust and the Fund                          17
         Management-Related Services                                   19
         Fund Expenses                                                 20
         Net Asset Value                                               20
         Distribution Expenses                                         21
         Understanding Performance Information                         22

4.       INVESTING WITH SUMMIT INVESTMENT TRUST                        23
         How to Purchase Shares                                        23
         General Methods of Purchasing Shares                          23
         Share Price and Sales Charges                                 24
         Shareholder Services                                          26
         General Methods of Redeeming Shares                           28
         Additional Shareholder Privileges                             29
         Distributions and Taxes                                       30
         Obtaining Information on Your Investment                      31

APPENDIX I -- Bond Ratings                                             32


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE TRUST'S COMBINED STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE TRUST, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND, THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

DISTRIBUTOR

BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

                                   MANAGED BY

                         FIRST SUMMIT CAPITAL MANAGEMENT

                        SUMMIT EMERGING MARKETS BOND FUND

                       PROSPECTUS AS OF DECEMBER 31, 1997

                             SUMMIT INVESTMENT TRUST

                                  (THE "TRUST")
                      3435 STELZER ROAD COLUMBUS, OH 43219

                                 1-800-272-3442

                       STATEMENT OF ADDITIONAL INFORMATION

                             SUMMIT HIGH YIELD FUND
                        SUMMIT EMERGING MARKETS BOND FUND

         This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus for the Summit High Yield Fund, dated September 30, 1997, or the prospectus for the Summit Emerging Markets Bond Fund, dated December 31, 1997, which may be obtained from Summit Investment Trust, 3435 Stelzer Road, Columbus, OH 43219.

     The date of this SAI is September 30, 1997, as amended December 31, 1997.



                                TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
GENERAL INFORMATION                                                                1
INVESTMENT OBJECTIVES AND POLICIES                                                 1
   Investment Objectives                                                           1
RISK FACTORS                                                                       2
   Special Risks of Investing in High Yield, High Risk Bonds and
      in Emerging Market Securities                                                2
INVESTMENT PROGRAMS                                                                3
   Investment in Debt Securities                                                   3
   Corporate Debt Securities                                                       3
   U.S. Government Obligations                                                     3
   U.S. Government Agency Securities                                               3
   Bank Obligations                                                                3
   Asset-Backed Securities                                                         4
      Methods of Allocating Cash Flows                                             4
      Types of Credit Support                                                      5
      Automobile Receivable Securities                                             6
      Credit Card Receivable Securities                                            6
      Other Assets                                                                 7
   Mortgage-Backed Securities                                                      7
   Collateralized Mortgage Obligations ("CMOs")                                    7
   Stripped Mortgage-Backed Securities                                             8
   Zero-Coupon and Pay-in-Kind Bonds                                               9
   Repurchase Agreements                                                          10
   Private Placements (Restricted Securities)                                     10
   Foreign Sovereign Debt Securities                                              11
   Foreign Securities                                                             14
   Foreign Currency Transactions                                                  15
   Warrants                                                                       17
   Lending of Portfolio Securities                                                18
   Loan Participations and Assignments                                            18
   Short Sales                                                                    19
   Futures Contracts                                                              20
      Interest Rate and Stock Index Futures                                       22
      Regulatory Limitations                                                      22
      Special Risks of Futures Contracts                                          23
         Volatility and Leverage                                                  23
         Liquidity                                                                24
         Hedging Risk                                                             24
      Options on Futures Contracts                                                26
      Special Risks of Options on Futures Contracts                               26
      Additional Futures and Options on Futures Contracts                         27
      Options                                                                     27
      Writing Covered Call Options                                                28
      Writing Covered Put Options                                                 31
      Purchasing Put Options                                                      32
      Purchasing Call Options                                                     33
      Dealer Options                                                              34
      Spread Option Transactions                                                  35
      Options on Securities and Other Financial Indices                           35
      Other Options                                                               35
   Federal Tax Treatment of Options, Futures
      Contracts and Forward Foreign Exchange Contracts                            36
INVESTMENT RESTRICTIONS                                                           37
   Fundamental Policies or Restrictions of the High Yield Fund                    37
   Non-Fundamental Policies or Restrictions of the High Yield Fund                38
   Fundamental Policies or Restrictions of the Emerging Markets Fund
   Non-Fundamental Policies or Restrictions of the Emerging Markets Fund



                                                                                 PAGE
                                                                                 ----
MANAGEMENT OF THE TRUST                                                            40
   Compensation of Trustees                                                        42
PRINCIPAL HOLDERS OF SECURITIES                                                    43
INVESTMENT ADVISORY SERVICES                                                       44
   The Investment Adviser                                                          44
   The Advisory Agreements                                                         45
   The Advisory Fees                                                               46
   The Sub-Adviser                                                                 47
   The Sub-Advisory Agreements                                                     47
MANAGEMENT-RELATED SERVICES                                                        47
   BISYS Service Agreements                                                        47
   Administrator                                                                   47
   Fund Accountant                                                                 49
   Transfer Agent                                                                  49
DISTRIBUTION PLAN                                                                  50
   The Distributor                                                                 52
PORTFOLIO TRANSACTIONS                                                             52
   Investment or Brokerage Discretion                                              52
   How Brokers and Dealers are Selected                                            53
   How Evaluations are Made of the Overall Reasonableness of
     Brokerage Commissions Paid                                                    53
   Description of Research Services Received from Brokers and Dealers              54
   Commissions to Brokers Who Furnish Research Services                            55
   Internal Allocation Procedures                                                  55
   Portfolio Turnover                                                              55
   Miscellaneous                                                                   56
CAPITAL STOCK                                                                      56
PRICING OF SECURITIES                                                              57
DIVIDENDS                                                                          58
TAX STATUS                                                                         58
   Foreign Currency Gains and Losses                                               59
INVESTMENT PERFORMANCE                                                             59
   Yield Information                                                               59
   Total Return Performance                                                        61
GENERAL                                                                            62
   Repurchase of Shares                                                            62
   Payment for Shares Presented                                                    63
   Custodian                                                                       63
   Independent Accountants                                                         63
FINANCIAL INFORMATION                                                              64

                               GENERAL INFORMATION

         The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on March 8, 1994. This SAI relates to the Summit High Yield Fund (the "High Yield Fund") and the Summit Emerging Markets Bond Fund (the "Emerging Markets Fund"). (As used in this SAI, the High Yield Fund and the Emerging Markets Fund are collectively the "Funds," and individually a "Fund"). Each Fund is a separate investment portfolio or series of the Trust. See "Capital Stock" in this SAI.

         The Funds are designed for purchase by retail investors, and to meet the specific and unique needs of very high net worth individuals and institutional investors, such as: plan sponsors of both public and corporate defined benefit, defined contribution, profit-sharing, 401(k) and other savings and/or retirement type plans; endowments, foundations and other eleemosynary institutions; banks and trust companies; investment advisory and asset management firms; third-party non-transactional fee fund programs; and other similar types of institutions and/or programs, either investing directly for their own accounts or for the accounts of others.

                       INVESTMENT OBJECTIVES AND POLICIES

         The following information supplements the discussion of the Funds' investment objectives and policies. No material change in a Fund's investment objective will be made without obtaining shareholder approval. Unless otherwise specified, the investment programs and restrictions and the operating policies of the Funds are not fundamental policies and are subject to change by the Board of Trustees of the Trust (the "Trustees") without shareholder approval. The fundamental policies of each Fund may not be changed without the approval of at least a majority of the outstanding shares of the Fund or, if it is less, 67% of the shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented.

INVESTMENT OBJECTIVES.

         The High Yield Fund's investment objective is to provide a high level of income and, secondarily, capital appreciation. The Emerging Markets Fund's investment objective is to provide high income and capital appreciation. The share price and yield of each Fund will fluctuate with changing market conditions, and your investment may be worth more or less when redeemed than when purchased. The Funds should not be relied upon as a complete investment program, nor used to play short-term swings in the bond market. The Funds' high yields are a reflection of the added risk associated with high yield, high risk bonds, in the case of both Funds, and of emerging markets securities, in the case of the Emerging Markets Fund, and are not necessarily indicative of the total return you will receive on your investment. The Funds cannot guarantee that they will achieve their objectives. The terms "fixed income securities" and "debt securities" are used interchangeably in the prospectuses and this SAI.

         The High Yield Fund will invest its assets in a widely diversified portfolio consisting primarily of high yield, high risk bonds, loan participations, convertible securities and preferred stocks. Under normal circumstances, at least 65% of the High Yield Fund's total assets will be invested in high yield, high risk debt securities. The Emerging Markets Fund will invest its assets in a portfolio consisting primarily of government and corporate debt securities of emerging market nations. Under normal circumstances, at least 65% of the Emerging Markets Fund's total assets will be invested in the securities of emerging market governments or companies located in emerging market nations. The Funds have no maturity limitations; however, each Fund's average maturity is expected to be in the range of 5-10 years, although it may vary if market conditions warrant. In addition, each Fund calculates its weighted average maturity based on final activity instead of call maturity or estimated average life (which factors in prepayments). The Funds seek to invest in medium- and lower-quality bonds and may also purchase bonds in default if, in the opinion of the Funds' investment adviser, First Summit Capital Management ("FSCM" or the "Adviser"), there is significant potential for capital appreciation. When, in the opinion of the Adviser, changes in economic, financial, political or market conditions so warrant, the Funds may, for temporary defensive purposes, reduce their holdings in high yield securities and emerging market securities (in the case of the Emerging Markets Fund) and invest all or a portion of their assets in cash, high-grade fixed income securities or high-grade short term debt obligations, including certificates of deposit, commercial paper, notes, obligations issued or guaranteed by the U.S. government or any of its instrumentalities and repurchase agreements involving such government securities.

         In seeking to achieve its investment objective, the High Yield Fund may invest in companies which are believed to be under-valued or out-of-favor in the eyes of the investment community. Under-valued opportunities in bonds are usually found among distressed companies, or in less popular areas of the market. The latter might include bonds that are relatively illiquid, or those for which information is not widely available. Sometimes opportunities can arise from takeover situations where high-grade bonds have been substantially downgraded as companies add heavier debt loads.

         In seeking to achieve its investment objective, the Emerging Markets Fund will ordinarily invest in the securities of issuers located in at least three emerging market nations, which may be located in Asia, Europe, Latin America, Africa or the Middle East. As these markets change and other countries' markets develop, the Emerging Markets Fund expects the countries in which it invests to change. The Fund may, however, invest substantially all of its assets in the securities of only one country, including the United States, for temporary defensive purposes.

                                  RISK FACTORS

         Because of their investment policies, the Funds may not be suitable or appropriate for all investors. The Funds are designed for intermediate to long-term investors who can accept the risks entailed in seeking a high level of current income available from investments in intermediate to long-term, high yield, high risk, mediumand lower-quality, fixed-income securities (in the case of both Funds) and in emerging market securities (in the case of the Emerging Markets Fund). Consistent with an intermediate to long-term investment approach, investors in the Funds should not rely on the Funds for their short-term financial needs. The principal value of the lower-quality securities in which the Funds invest will be affected by interest rate levels, general economic conditions, specific industry conditions (in the case of the High Yield Fund) and the creditworthiness of the individual issuer. In addition, the principal value of the lower-quality securities in which the Emerging Markets Fund invests will be affected by social, economic and political conditions of emerging market nations in which the Fund invests. Although the Funds seek to reduce risk by portfolio diversification, extensive credit analysis and attention to trends in the economy, industries and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the Funds will achieve these results.

SPECIAL RISKS OF INVESTING IN HIGH YIELD, HIGH RISK BONDS AND IN EMERGING MARKET SECURITIES.

         The Funds' prospectuses, in the sections entitled "Risk Factors - Special Summary" (for the High Yield Fund), "Summary of Risks" (for the Emerging Markets Fund) and "Fund and Market Characteristics/Risk Factors," describe the special considerations and additional risk factors associated with each Fund's investments in lower-rated debt securities commonly referred to as "junk bonds," and investing abroad in emerging market nations (in the case of the Emerging Markets Fund). Reference is also made to the following sections in this SAI for discussions of the risks associated with the investments or investment practices of the Funds.

                               INVESTMENT PROGRAMS

INVESTMENT IN DEBT SECURITIES.

         The securities in which the Funds may invest include those described below:

CORPORATE DEBT SECURITIES.

(Outstanding convertible and non-convertible corporate debt securities (e.g., bonds and debentures) that generally have maturities of at least five years.) The Funds will generally invest in intermediate to long-term corporate obligations which are rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, are of equivalent quality as determined by the Adviser. As described in its prospectus, the Emerging Markets Fund may invest in corporate securities of companies located in emerging market nations.

U.S. GOVERNMENT OBLIGATIONS.

(Bills, notes, bonds, and other debt securities issued by the U.S. Treasury.) These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. GOVERNMENT AGENCY SECURITIES.

(Issued or guaranteed by U.S. Government sponsored enterprises and federal agencies.) These include securities issued by Fannie Mae (formerly, the Federal National Mortgage Association), Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Banks, Farm Credit Banks, the Small Business Administration and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury.

BANK OBLIGATIONS.

(Certificates of deposit, bankers' acceptances, and other debt obligations.) Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Emerging Markets Fund may invest in obligations of foreign banks and bank holding companies.

         The Funds may also invest in the securities of certain supranational entities, such as the International Development Bank.

ASSET-BACKED SECURITIES.

         Each Fund may invest a portion of its assets in debt obligations known as asset-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator of the debt obligations or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified either as pass-through certificates or collateralized obligations.

         Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. See "Types of Credit Support" below.

         Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support" below), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

         METHODS OF ALLOCATING CASH FLOWS. While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. See "Types of Credit Support." Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

         Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. A Fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Fund.

         TYPES OF CREDIT SUPPORT. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initiating payments on the underlying assets, are held in reserve against future losses) or that have been "over-collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

         AUTOMOBILE RECEIVABLE SECURITIES. The Funds may invest in asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities"). Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

         Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also, although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

         CREDIT CARD RECEIVABLE SECURITIES. The Funds may invest in asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

         Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

         OTHER ASSETS. FSCM anticipates that asset-backed securities backed by assets other than those described above will be issued in the future. The Funds may invest in such securities in the future if such investment is otherwise consistent with their investment objectives and policies. There are, of course, other types of securities that are, or may become, available, which are similar to the foregoing.

MORTGAGE-BACKED SECURITIES.

         Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to a Fund. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS").

         The Funds may invest in CMOs, bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives.

         The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risks result from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life and price of CMOs. CMOs can be quite sensitive to interest rate changes and the rate of principal prepayments on the underlying mortgages serving as collateral. As an illustration, declining interest rates may result in prepayments and thus, termination of interest payments. In addition, the proceeds of prepayments may have to be reinvested at the lower interest rates. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

STRIPPED MORTGAGE-BACKED SECURITIES.

         These are securities representing interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest-only securities ("IOs") receive the interest portion of the cash flow while principal-only securities ("POs") receive the principal portion. Each Fund may invest up to 5% of its total assets in IOs and POs. Stripped mortgage-backed securities may be issued by U.S. Government agencies or by private issuers. The value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

         The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In general, for IOs, prepayments affect the amount, but not the timing of cash flows, whereas, for POs, the opposite is true. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

         The staff of the Securities and Exchange Commission ("SEC" or the "Commission") has taken the position that IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, should be treated as illiquid securities and, accordingly, each Fund will limit its investments in such securities, together with all other illiquid securities, to 15% of the Fund's net assets. Under the staff's position, the determination of whether a particular government-issued IO and PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the Trustees. The Trustees have delegated to the Adviser the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; size of the issue and the number of dealers who make a market in the IO or PO. The Funds will treat non-government-issued IOs and POs not backed by fixed-rate mortgages as illiquid unless and until the SEC modifies its position.

ZERO-COUPON AND PAY-IN-KIND BONDS.

         Each Fund may invest up to 25% of its total assets in zero-coupon bonds. A zero-coupon bond is a security that has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds like other bonds retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

         Each Fund may invest up to 25% of its total assets in pay-in-kind bonds. Pay-in-kind ("PIK") bonds are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash-pay securities.

         For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to a Fund until the maturity or call date of the bond. The Funds will nonetheless be required to distribute substantially all of this gross income each year to comply with the Code and such distributions could reduce the amount of cash available for investment by the Funds.

REPURCHASE AGREEMENTS.

         The Funds may enter into repurchase agreements with well-established securities dealers or banks that are members of the Federal Reserve System. Any such dealer or bank will have been deemed creditworthy in accordance with guidelines approved by the Trustees and will have a credit rating with respect to its short-term debt in the highest rating category by a rating agency. In a repurchase agreement, a Fund buys a security (known as the "underlying security") from a seller that has agreed to repurchase it at a specified future date and an agreed upon price. Repurchase agreements, which may be viewed as loans collateralized by the underlying securities, are generally entered into for a short period of time, often less than a week. Funds will not enter into a repurchase agreement which does not provide for payment within seven days if, as a result, more than 15% of the value of each Fund's net assets would then be invested in such repurchase agreements and other illiquid securities. The Funds will enter into repurchase agreements only where: (i) the underlying securities are of the type (excluding maturity limitations) which the Funds' investment guidelines would allow it to purchase directly, either in normal circumstances or for temporary defensive purposes; (ii) the market value of the underlying securities, including interest accrued, will at all times equal or exceed the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (i) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (ii) possible subnormal levels of income and lack of access to income during this period; and (iii) expenses of enforcing its rights.

PRIVATE PLACEMENTS (RESTRICTED SECURITIES).

         Each Fund may invest in securities, including restricted securities (privately-placed debt securities), which are not readily marketable, but will not acquire such securities if as a result they would comprise, together with all other illiquid securities, more than 15% of the value of each Fund's net assets.

         Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities without readily available market quotations will be priced at fair value as determined in good faith by the Trustees.

         Some restricted securities are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately-placed securities, including various debt securities, even though such securities are not registered under the 1933 Act. Securities purchased under Rule 144A, although restricted, may nevertheless be liquid, and the Adviser, under the supervision of the Trustees, on a case-by-case basis will make this determination. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the: (i) frequency of trades and quotes;
(ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

FOREIGN SOVEREIGN DEBT SECURITIES.

         The Funds expect to invest in foreign sovereign debt securities, including those of emerging market nations, and Brady Bonds, and the Emerging Markets Fund may invest substantially all of its assets in such securities. Sovereign obligors in emerging market nations are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some of these obligors have in the past experienced substantial difficulties in servicing their external debt obligations, leading to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Funds' holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. In restructuring external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly-issued bonds. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. Such reforms have included liberalization of trade and foreign investment, privatization of state-owned enterprises and setting targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

         Investors should recognize that Brady Bonds have been issued somewhat recently and, accordingly, do not have a long payment history. The financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount of face value of such debt (generally known as discount bonds), and bonds bearing an interest rate which increases over time and the advancement of new money by existing lenders. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of such Brady

Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Subsequent interest payments may be uncollateralized or may be collateralized over specified periods of time. The Funds may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and principal primarily on the willingness of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are generally purchased and sold in secondary markets through U.S. securities dealers and maintained through European transnational securities depositories. A substantial portion of Brady Bonds and other sovereign debt securities in which the Funds may invest are likely to be acquired at a discount.

         Investing in foreign sovereign debt securities will expose the Funds to the direct or indirect consequences of political, social or economic changes in the emerging market nations that issue the securities. The ability and willingness of sovereign obligors in emerging market nations or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Funds, particularly the Emerging Markets Fund, may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the size of its debt service burden relative to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

         The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

         As a result of the foregoing, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

FOREIGN SECURITIES.

         Subject to the Funds' quality and maturity standards, the Funds may invest without limitation in the securities (payable in U.S. dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed-income securities principally traded in financial markets outside the United States, and the Emerging Markets Fund may invest up to 100% of its net assets in non-U.S. dollar-denominated fixed-income securities principally traded in financial markets outside the United States. Because the Funds may invest in foreign securities, investments in the Funds involve risks that are different in some respects from investments in a fund which invests only in debt obligations of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in U.S. markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

         In addition to the foreign securities listed above, the Funds may invest in foreign sovereign debt securities which involve certain additional risks. See "Foreign Sovereign Debt Securities" above.

FOREIGN CURRENCY TRANSACTIONS.

         A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         The Funds may enter into forward foreign currency exchange contracts under the following circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

         Second, when the Adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Funds may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Funds. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Adviser does not intend to enter into such forward contracts under this second circumstance if, as result, a Fund will have more than 20% of the value of its net assets committed to the consummation of such contracts. Other than as set forth above, and immediately below, a Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Each Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward on such securities), provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes "the securities or other assets to which the forward contract relate" may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Funds will be served. At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Funds may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The Funds' dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by the Adviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

WARRANTS.

         The Funds may invest in warrants; however, not more than 5% of a Fund's total assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5%, not more than 2% may be invested at the time of purchase in warrants that are not listed on the New York or American Stock Exchanges. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

LENDING OF PORTFOLIO SECURITIES.

         For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than one-third of its total assets. This policy is a fundamental policy. Securities loans are made to broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Funds have a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Funds will not have the right to vote securities while they are being lent, but they will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or delay or default in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing, and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

LOAN PARTICIPATIONS AND ASSIGNMENTS.

         The Funds may invest in loan participations and assignments (collectively "participations"). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank, which has negotiated and structured the loan to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of emerging market nations. Emerging market nations debt securities or obligations will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. (For a discussion of risks associated with investing in securities in emerging market nations, see "Foreign Sovereign Debt Securities" above.) The loans underlying such participations may be secured or unsecured, and the Funds may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

         The loan participations in which the Funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender's rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

         Because the Funds are allowed to purchase debt securities, including debt securities in a private placement, the Funds will treat loan participations as securities and not subject to their fundamental investment restrictions prohibiting the Funds from making loans.

         There is not a recognizable, liquid public market for loan participations. Hence, each Fund will consider loan participations as illiquid securities and subject them to the Fund's restrictions on investing no more than 15% of net assets in illiquid securities.

         Where required by applicable SEC positions, the High Yield Fund will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction with respect to investing more than 5% of Fund assets in the securities of a single issuer. The Emerging Markets Fund is not subject to such a restriction.

         Various service fees received by the Funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service or loan origination). To the extent the service fees are not interest income, they will not qualify as income under
Section 851(b) of the Code. Thus the sum of such fees plus any other non-qualifying income earned by each Fund cannot exceed 10% of the Fund's total income.

SHORT SALES.

         The Funds may make short sales for hedging purposes to protect the Funds against companies whose credit is deteriorating. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Funds' short sales will be limited to securities listed on a national securities exchange and to situations where a Fund owns a debt security of a company and will sell short the common or preferred stock or another debt security at a different level of the capital structure of the same company. No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of a Fund's net assets.

         To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, U.S. Government securities or other liquid securities, at such a level that: (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

         A Fund will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the Fund security being hedged by the short sale.

FUTURES CONTRACTS.

         A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a debt security) at a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

         Unlike when the Funds purchase or sell a security, no price will be paid or received by the Funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, a Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

         If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Funds.

         These subsequent payments, called "variation margin," to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Each Fund expects to earn interest income on its margin deposits.

         Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

         As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury Bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Funds.

         INTEREST RATE AND STOCK INDEX FUTURES. The Funds may enter into financial futures contracts, including stock index and interest rate futures.

         Stock index futures contracts may be used to provide a hedge for a portion of a Fund's portfolio, as a cash management tool, or as an efficient way for the Adviser to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. Stock index futures contracts are currently traded with respect to the S&P 500 Index and other broad stock market indices, such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index. The Funds may, however, purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge a Fund's portfolio successfully, the Fund must sell futures contacts with respect to indices or sub-indices whose movements will have a significant correlation with movements in the prices of the Fund's portfolio securities.

         Interest rate futures contracts may be used as a hedge against changes in prevailing levels of interest rates in order to establish more definitely the effective return on securities held or intended to be acquired by a Fund. In this regard, the Funds could sell interest rate futures as an offset against the effect of expected increases in interest rates and purchase such futures as an offset against the effect of expected declines in interest rates.

         The Funds will enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading

Commission ("CFTC"). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Funds' objectives in these areas.

         REGULATORY LIMITATIONS. The Funds will engage in transactions in futures contracts and options thereon only for bona fide hedging, risk management and other permissible purposes, in each case in accordance with the rules and regulations of the CFTC, and not for speculation.

         The Funds may not enter into futures contracts or options thereon for other than bona-fide hedging purposes if immediately thereafter the sum of the amounts of initial margin deposits on a Fund's existing futures and premiums paid for options on futures would exceed 5% of the market value of the Fund's total assets; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

         In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Funds, an amount of cash, U.S. Government securities or other liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be deposited in a segregated account with the Funds' custodian to cover the position, or alternative cover will be employed thereby insuring that the use of such futures contracts and options is unleveraged.

         In addition, CFTC regulations may impose limitations on the Funds' ability to engage in certain yield enhancement and risk management strategies. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Funds would comply with such new restrictions.

SPECIAL RISKS OF FUTURES CONTRACTS.

         VOLATILITY AND LEVERAGE. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

         Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the minimum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

         LIQUIDITY. Each Fund may elect to close some or all of its futures positions at any time prior to their expiration. A Fund would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. A Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

         Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, each Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         HEDGING RISK. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, or market or interest rate trends. There are several risks in connection with the use by the Funds of futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of each Fund's underlying instruments sought to be hedged.

         Successful use of futures contracts by the Funds for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Adviser believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.

         In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period.

OPTIONS ON FUTURES CONTRACTS.

         Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to writing or purchasing call and put options on interest rate futures, the Funds may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts.

SPECIAL RISKS OF OPTIONS ON FUTURES CONTRACTS.

         A Fund may seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instruments or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

ADDITIONAL FUTURES AND OPTIONS ON FUTURES CONTRACTS.

         Although the Funds have no current intention of engaging in financial futures or options on futures transactions other than those described above, they reserve the right to do so to the extent consistent with applicable law and each Fund's investment objectives and restrictions as in effect at such time.

OPTIONS.

         Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below.

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A Fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

         OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         A Fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

         WRITING COVERED CALL OPTIONS. The Funds may write (sell) "covered" call options and purchase options to close out options previously written by the Funds. In writing covered call options, each Fund expects to generate additional premium income which should serve to enhance the Fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the Adviser's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds.

         A call option gives the holder (buyer) the "right to purchase" a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security, currency or other assets in accordance with the rules of a clearing corporation.

         Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Funds' investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds have no current intention of doing), but capable of enhancing the Funds' total returns. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The Funds do not consider a security or currency covered by a call to be "pledged" as that term is used in the Funds' policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of each Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security or currency from its portfolio on which it has written a call option or purchased a put option it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Funds will be able to effect such closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When a Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price as well as the risk of being required to hold onto securities or currencies that are depreciating in value. This could result in higher transaction costs. The Funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by the Funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

         The Funds will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund.

         Each Fund considers an option to be covered if, as long as the Fund is obligated as a writer of a call option, it will: (i) own the securities or currencies subject to the option; (ii) have an absolute and immediate right to acquire securities or currencies without additional cash consideration upon conversion or exchange of other securities or currencies held in its portfolio;
(iii) hold a call option on the same securities or currencies with an exercise price no higher than the exercise price of the call sold or, if higher, the Fund deposits and maintains the differential in cash, U.S. Government securities or other liquid securities ("liquid assets") in a segregated account with its custodian; or (iv) deposit and maintain with its custodian in a segregated account liquid assets having a value that, when added to any amounts deposited with a broker as margin, equal the market value of the instruments underlying the call.

         WRITING COVERED PUT OPTIONS. Although the Funds have no current intention, in the foreseeable future, of writing American or European style covered put options, the Funds reserve the right to do so. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

         The Funds would write put options only on a covered basis, which means that a Fund would maintain in a segregated account cash, U.S. Government securities or other liquid securities in an amount not less than the exercise price or the Fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) A Fund would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to a Fund. In addition, a Fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

         PURCHASING PUT OPTIONS. The Funds may purchase American or European style put options. As the holder of a put option, each Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Funds may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Each Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

         A Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Adviser deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

         Each Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, a Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

         The premium paid by a Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

         PURCHASING CALL OPTIONS. The Funds may purchase American or European style call options. As the holder of a call option, a Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Funds may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Each Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. Each Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

         Call options may be purchased by a Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables a Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the Funds in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         Each Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

         DEALER OPTIONS. The Funds may engage in transactions involving dealer options. Certain risks are specific to dealer options. While each Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction. Thus, the Adviser must assess the creditworthiness of each such dealer or any guarantor or credit enhancement of the dealer's credit to determine the likelihood that the terms of the dealer option will be met.

         Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While each Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Funds will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Funds may be unable to liquidate a dealer option. With respect to options written by the Funds, the inability to enter into a closing transaction may result in material losses to the Funds. For example, since a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Funds' ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

         The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. Each Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the

Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, each Fund will treat dealer options as subject to the Fund's limitation prohibiting investment of more than 15% of its net assets in illiquid securities. If the SEC changes its position on the liquidity of dealer options, each Fund will change its treatment of such instruments accordingly.

         SPREAD OPTION TRANSACTIONS. The Funds may purchase from and sell to securities dealers covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Funds in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Funds against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high-quality and lower quality securities. Such protection is only provided during the life of the spread option. The security covering the spread option will be maintained in a segregated account by the Funds' custodian. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in each Fund's policy limiting the pledging or mortgaging of its assets.

         OPTIONS ON SECURITIES AND OTHER FINANCIAL INDICES. The Funds may purchase and sell call and put options on securities indices and other financial indices. In so doing, each Fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

         OTHER OPTIONS. Although the Funds have no current intention of entering into options transactions other than those described herein, each Fund reserves the right to purchase or sell options on instruments and indices which may be developed in the future to the extent consistent with applicable law and each Fund's investment objective(s) and restrictions as in effect at such time.

FEDERAL TAX TREATMENT OF OPTIONS, FUTURES CONTRACTS AND FORWARD FOREIGN EXCHANGE CONTRACTS.

         The discussion herein may refer to transactions in which the Funds do not engage.

         The Funds may enter into certain option, futures and forward foreign exchange contracts, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

         Transactions which are considered Section 1256 contracts will be considered to have been closed at the end of each Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. Each Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

         Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a foreign dollar denominated bond or currency position may be considered straddles for tax purposes in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. For securities offsetting a purchased put, this adjustment of the holding period may increase the gain from sales of securities held less than three months. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

         Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than twelve months prior to the writing of the option.

         In order for each Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualified income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Pending tax regulations could limit the extent that net gain realized from option, futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement. In addition, gains realized on the sale or other disposition of securities, including option, futures or foreign forward exchange contracts on securities or securities indices and, in some cases, currencies, held for less than three months, must be limited to less than 30% of a Fund's annual gross income. In order to avoid realizing excessive gains on securities or currencies held less than three months, a Fund may be required to defer the closing out of option, futures or foreign forward exchange contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gain on
Section 1256 option, futures and foreign forward exchange contracts, which have been open for less than three months as of the end of a Fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test.

                             INVESTMENT RESTRICTIONS

High Yield Fund
---------------

         Restrictions (1) through (10) below are fundamental. Fundamental policies may not be changed without the approval of the lesser of: (i) 67% of the High Yield Fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy; or
(ii) more than 50% of the High Yield Fund's outstanding shares. All other restrictions are operating policies and are subject to change by the Trustees without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the High Yield Fund.

FUNDAMENTAL POLICIES OR RESTRICTIONS OF THE HIGH YIELD FUND:

         As a matter of fundamental policy, the High Yield Fund may not:

               (1) Borrowing. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. The Fund will not purchase additional securities when money borrowed exceeds 5% of total assets. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing;

                  (2) Commodities. Purchase or sell commodities or commodity contracts, except that it may enter into futures contracts and options thereon;

                  (3) Percent Limit on Assets Invested in any one Issuer. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these restrictions;

                  (4) Percent Limit on Share Ownership of any one Issuer. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to these restrictions;

                  (5) Industry Concentration. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

                  (6) Real Estate. Purchase or sell real estate or real estate limited partnerships (although it may purchase securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein);

                  (7) Loans. Make loans, although the Fund may: (i) purchase obligations in which it is authorized to invest and enter into repurchase agreements; and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed one-third of the value of the Fund's total assets. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to be a loan;

                  (8) Senior Securities. Issue any class of securities senior to any other class of securities, except to the extent that the borrowing of money in accordance with restriction 1. or the entering into reverse repurchase agreements as described in restriction 10. may constitute the issuance of a senior security. For purposes of this restriction, purchasing forward commitments and engaging in options or futures transactions will not be deemed to constitute the issuance of a senior security;

                  (9) Underwriting. Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase of securities directly from the issuer in accordance with the Fund's investment objective, policies, and restrictions; and (ii) the later disposition of restricted securities; or

                  (10) Reverse Repurchase Agreements. Enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Fund.

NON-FUNDAMENTAL POLICIES OR RESTRICTIONS OF THE HIGH YIELD FUND:

         As a matter of non-fundamental policy, the High Yield Fund will not:

                  (11) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control;

                  (12) Equity Securities. Invest more than 10% of the Fund's total assets in common stocks (including up to 5% in warrants);

                  (13) Futures Contracts. Enter into futures contracts or options thereon if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial margin and premiums on such contracts or options thereon, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount, as defined in certain CFTC regulations, may be excluded in computing such 5%;

                  (14) Investment Companies. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the Fund's total assets to be invested in investment company securities, provided that: (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the Fund or more than 5% of the value of the Fund's total assets would be invested in such company; and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization. For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that: (i) invest primarily in mortgage-backed securities; (ii) do not issue redeemable securities as defined in section 2(a)(32) of the Investment Company Act of 1940, as amended (the "1940 Act"); (iii) operate under general exemptive orders exempting them from "all provisions of" the 1940 Act; and (iv) are not registered or regulated under the 1940 Act as investment companies;

                  (15) Mortgaging. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 10% of the Fund's net assets, valued at market. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to involve a pledge;

                  (16) Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to oil, gas, other mineral exploration or development programs;

                  (17) Options, etc. Invest in options except in furtherance of the Fund's investment objective and policies, and in this connection the Fund may: (i) buy and sell covered and uncovered put, call and spread options on securities, securities and other financial indices, and currencies; and (ii) purchase, hold, and sell contracts for the future delivery of securities and currencies and warrants where the grantor of the warrants is the issuer of the underlying securities;

                  (18) Ownership of Portfolio Securities by Officers and Trustees. Purchase or retain the securities of any issuer if, to the knowledge of the Trust's management, those officers and Trustees of the Trust, and of the Adviser, who each owns beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;

                  (19) Purchases on Margin. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to involve the use of margin;

                  (20) Illiquid Securities. Invest more than 15% of the value of its net assets in illiquid securities;

                  (21) Unseasoned Issuers. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; or

                  (22) Short Sales. Sell securities short if, after giving effect to such short sale, the total market value of all securities sold short would exceed 2% of the Fund's net assets or sell securities short unless the securities are listed on a national securities exchange.

Emerging Markets Fund
---------------------
         Restrictions (1) through (8) below are fundamental. Fundamental policies may not be changed without the approval of the lesser of: (i) 67% of the Emerging Markets Fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (ii) more than 50% of the Emerging Markets Fund's outstanding shares. All other restrictions are operating policies and are subject to change by the Trustees without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the Emerging Markets Fund.

FUNDAMENTAL POLICIES OR RESTRICTIONS OF THE EMERGING MARKETS FUND:

         As a matter of fundamental policy, the Emerging Markets Fund may not:

                  (1) Borrowing. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes in amounts not exceeding 331/3% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. The Fund will not purchase additional securities when money borrowed exceeds 5% of total assets. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing;

                  (2) Commodities. Purchase or sell commodities or commodity contracts, except that it may enter into futures contracts and options thereon;

                  (3) Industry Concentration. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

                  (4) Real Estate. Purchase or sell real estate or real estate limited partnerships (although it may purchase securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein);

                  (5) Loans. Make loans, although the Fund may: (i) purchase obligations in which it is authorized to invest and enter into repurchase agreements; and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed one-third of the value of the Fund's total assets. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to be a loan;

                  (6) Senior Securities. Issue any class of securities senior to any other class of securities, except to the extent that the borrowing of money in accordance with restriction 1. or the entering into reverse repurchase agreements as described in restriction 8. may constitute the issuance of a senior security. For purposes of this restriction, purchasing forward commitments and engaging in options or futures transactions will not be deemed to constitute the issuance of a senior security;

                  (7) Underwriting. Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase of securities directly from the issuer in accordance with the Fund's investment objective, policies, and restrictions; and (ii) the later disposition of restricted securities; or

                  (8) Reverse Repurchase Agreements. Enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Fund.

NON-FUNDAMENTAL POLICIES OR RESTRICTIONS OF THE EMERGING MARKETS FUND:

         As a matter of non-fundamental policy, the Emerging Markets Fund will not:

                  (9) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control;

                  (10) Equity Securities. Invest more than 10% of the Fund's total assets in common stocks (including up to 5% in warrants);

                  (11) Futures Contracts. Enter into futures contracts or options thereon if, as a result thereof, more than 5% of the Fund's net assets (taken at market value at the time of entering into the contract) would be committed to initial margin and premiums on such contracts or options thereon, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount, as defined in CFTC regulations, may be excluded in computing such 5%;

                  (12) Investment Companies. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the Fund's total assets to be invested in investment company securities, provided that: (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the Fund or more than 5% of the value of the Fund's total assets would be invested in such company; and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization. For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that: (i) invest primarily in mortgage-backed securities; (ii) do not issue redeemable securities as defined in section 2(a)(32) of the 1940 Act; (iii) operate under general exemptive orders exempting them from "all provisions of" the 1940 Act; and (iv) are not registered or regulated under the 1940 Act as investment companies;

                  (13) Mortgaging. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 10% of the Fund's net assets, valued at market. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to involve a pledge;

                  (14) Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to oil, gas, other mineral exploration or development programs;

                  (15) Options, etc. Invest in options except in furtherance of the Fund's investment objective and policies, and in this connection the Fund may: (i) buy and sell covered and uncovered put, call and spread options on securities, securities and other financial indices, and currencies; and (ii) purchase, hold, and sell contracts for the future delivery of securities and currencies and warrants where the grantor of the warrants is the issuer of the underlying securities; or

                  (16) Illiquid Securities. Invest more than 15% of the value of its net assets in illiquid securities.

                             MANAGEMENT OF THE TRUST

         The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Trustees who are considered "interested persons" of the Adviser, of Carillon Advisers, Inc., the sub-adviser of the Funds (the "Sub-Adviser") or of the Trust as defined under Section 2(a)(19) of the 1940 Act, are noted with an asterisk (*).

                                                            PRINCIPAL
(1)                                 (2)                    OCCUPATION(S)
NAME, ADDRESS AND                   POSITION(S) HELD       DURING PAST 5
AGE                                 WITH REGISTRANT        YEARS
--------------------                ---------------        ------------------
Theodore H. Emmerich*                Trustee               Consultant;
1201 Edgecliff Place                                       Director of
Cincinnati, OH 45206                                       Carillon Fund,
71 years old                                               Inc. and Trustee
                                                           of Carillon
                                                           Investment Trust
                                                           (investment
                                                           companies);
                                                           formerly partner,
                                                           Ernst & Whinney
                                                           (Certified Public
                                                           Accountants).

Frederick Moss                       Trustee               Chairman of the
37 Riverside Drive                                         Board of Trustees,
New York, NY 10023                                         Cincinnati Stock
68 years old                                               Exchange;
                                                           Director, Margo
                                                           Nursery Farms
                                                           Puerto Rico
                                                           (tropical plants).

Dr. Bruce H. Olson                   Trustee               Professor of
120 Upham Hall                                             Finance, Miami
Miami University                                           University
Oxford, OH 45056                                           (Oxford, OH).
62 years old

James F. Smith*                      Trustee and           Director,
30 Montgomery Street                 President             President and
Jersey City, NJ                                            Chief Financial
07302                                                      Officer of Freeman
53 years old                                               Securities
                                                           Company, Inc.
                                                           (broker-dealer).

Steven R.                            Trustee and           Representative of
Sutermeister*                        Chairman              the Adviser
1876 Waycross Road                                         (January, 1994-
Cincinnati, OH 54240                                       present); Vice
43 years old                                               President of The
                                                           Union Central Life


                                                           PRINCIPAL
(1)                                  (2)                   OCCUPATION(S)
NAME, ADDRESS AND                    POSITION(S) HELD      DURING PAST 5
AGE                                  WITH REGISTRANT       YEARS
-----------------                    ----------------      --------------------
                                                             Insurance Company
                                                             (August, 1991-
                                                             present), Vice
                                                             President of the
                                                             Sub-Adviser.

Scott A. Englehart                   Vice President          Vice President of Client
3435 Stelzer Road                                            Services, BISYS
Columbus, OH 43219                                           Fund Services,
35 years old                                                 Limited Partnership.

Gregory A. Sullivan                  Vice President          Senior Vice President,
30 Montgomery Street                                         Freeman Securities
Jersey City, NJ 07302                                        Company, Inc.
48 years old                                                 (broker-dealer).

Thresa Dewar                         Treasurer               Employee of BISYS Fund
3435 Stelzer Road                                            Services, Limited
Columbus, OH 43219                                           Partnership (since
41 years old                                                 March 1997); officer

                                                             of other investment
                                                             companies administered by
                                                             BISYS Fund Services,
                                                             Limited Partnership and
                                                             its affiliates; Vice
                                                             President and Controller
                                                             of Federated
                                                             Administrative Services,
                                                             a subsidiary of Federated
                                                             Investors, Inc. prior
                                                             thereto.

George Landreth                      Assistant Treasurer     Senior Vice President of
3435 Stelzer Road                                            Client Services, BISYS
Columbus, OH 43219                                           Fund Services, Limited
55 years old                                                 Partnership.




                                                             PRINCIPAL
(1)                                  (2)                     OCCUPATION(S)
NAME, ADDRESS AND                    POSITION(S) HELD        DURING PAST 5
AGE                                  WITH REGISTRANT         YEARS
-----------------                    ----------------        -------------------
Craig C. Rudesill                    Secretary               Manager of Client
3435 Stelzer Road                                            Services and employee,
Columbus, Ohio 43219                                         BISYS Fund Services,
28 years old                                                 Limited Partnership
                                                             (since  September,
                                                             1994); formerly,
                                                             employee of Merrill
                                                             Lynch & Co. (January
                                                             1993 through
                                                             August 1994).

George Martinez                      Assistant Secretary     Senior Vice President
3435 Stelzer Road                                            and Director of
Columbus, OH 43219                                           Legal and Compliance
38 years old                                                 Services, BISYS Fund


                                                             Services, Limited
                                                             Partnership (since
                                                             April 1995); Vice
                                                             President, Alliance
                                                             Capital Management
                                                             prior thereto.

Alaina Metz                          Assistant Secretary     Employee, BISYS Fund
3435 Stelzer Road                                            Services, Limited
Columbus, OH 43219                                           Partnership (since
30 years old                                                 June 1995); Supervisor,
                                                             Alliance Capital
                                                             Management prior thereto.

Steve Mintos                         Assistant Secretary     Executive Vice President,
3435 Stelzer Road                                            BISYS Fund Services,
Columbus, OH 43219                                           Limited Partnership.
43 years old

Bob Tuch                             Assistant Secretary     Vice President, BISYS Fund
3435 Stelzer Road                                            Services, Limited
Columbus, OH 43219                                           Partnership.
46 years old

         COMPENSATION OF TRUSTEES. The Trust does not pay any remuneration to its Trustees who are officers or employees of the Adviser, the Subadviser, BISYS Fund Services, Limited Partnership (the Trust's administrator) or their affiliates. Trustees not so affiliated receive an annual retainer of $6,000 and a fee of $500 for each meeting of the Trustees which they attend in person or by telephone. Trustees are reimbursed for travel and other out-of-pocket expenses.

         For the fiscal year ended May 31, 1997, the Trustees received the following compensation from the Trust:

              (1)                         (2)                      (3)
                                                                  TOTAL
                                                              COMPENSATION
                                       AGGREGATE               FROM TRUST
           NAME AND                  COMPENSATION               AND FUND
           POSITION                      FROM                  COMPLEX TO
        WITH THE TRUST                 THE TRUST                TRUSTEE+
        --------------               ------------              ------------
Theodore H. Emmerich                       $8,000                   $8,000
Trustee

Frederick Moss                             $8,000                   $8,000
Trustee

Dr. Bruce H. Olsen                         $8,000                   $8,000
Trustee

James F. Smith                                  0                        0
Trustee and President

Steven R. Sutermeister                          0                        0
Trustee and Chairman


+ As of May 31, 1997, the "Fund Complex" consisted of one investment company, the Trust, and one portfolio, the High Yield Fund.

         The officers listed above are furnished to the Trust by the Adviser or the Administrator (see "Management-Related Services -- Administrator") and receive no compensation from the Trust. These officers spend only a portion of their time on the affairs of the Trust. As of December __, 1997, the officers and Trustees, individually and as a group, owned beneficially less than 1% of the outstanding shares of the High Yield Fund and of the Emerging Markets Fund.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of December __, 1997, The Union Central Life Insurance Company ("Union Central Life"), an Ohio mutual insurance company having its principal offices at 1876 Waycross Road, Cincinnati, Ohio 45240, owned of record and beneficially __________ outstanding shares of the High Yield Fund (_____% of the outstanding shares of the High Yield Fund).

         As of December __, 1997, ___________________________________ owned of record __________ outstanding shares of the High Yield Fund (____% of the outstanding shares of the High Yield Fund).

         Under the 1940 Act, Union Central Life is deemed a controlling person of the High Yield Fund. A controlling person possesses the ability to control the outcome of matters submitted for stockholder vote.

                          INVESTMENT ADVISORY SERVICES

THE INVESTMENT ADVISER.

         First Summit Capital Management ("FSCM," the "Adviser" or the "Joint Venture"), a joint venture having its principal offices at 1876 Waycross Road, Cincinnati, OH 45240, is the investment adviser to the Funds. FSCM was organized principally for purposes of sponsoring and managing the investments of the Trust pursuant to a Joint Venture Agreement dated January 4, 1994 (the "Joint Venture Agreement") between Carillon Advisers, Inc. ("Carillon" or the "Sub-Adviser"), an Ohio corporation, and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation (collectively, the "Parties"). Under the Joint Venture Agreement, Carillon serves as the general manager of the Adviser and is responsible for maintaining its books of account and other financial records and for preparing its quarterly financial statements. Carillon has full authority to act on behalf of the Adviser except with respect to matters involving single commitments in excess of $10,000 which must be approved by both Carillon and Freeman. Each of Carillon and Freeman is authorized to appoint two representatives to serve, in effect, as officers of the Adviser. Pursuant to the provisions of the Joint Venture Agreement, Carillon and Freeman agreed that the initial number of Trustees of the Trust would be six, of which three would be designated by Carillon and three would be designated by Freeman. If the vacancy on the Board increases for any reason, including any increase in the number of Trustees, and is to be filled by action of the Trustees, no recommendation of candidates to fill such vacancy will be made by the Joint Venture, Freeman or Carillon without the consent of both Carillon and Freeman.

         Carillon and Freeman are general partners of FSCM. Carillon, which is located at 1876 Waycross Road, Cincinnati, OH 45240, is a wholly-owned subsidiary of Union Central Life. Union Central Life is a mutual company owned by its policyholders, none of which owns ten percent or more of Union Central Life. Freeman is the parent corporation of Freeman Securities Company, Inc. ("Freeman Securities"), a New Jersey corporation which is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). While Freeman Securities qualifies as an "Affiliated Broker" under the proxy rules under the 1934 Act, the Funds did not pay any brokerage commissions to Freeman Securities during the fiscal year ended May 31, 1997. Freeman has its principal offices at 30 Montgomery Street, Jersey City, NJ 07302. Freeman is, in turn, majority-owned by the Freeman Securities' Savings and Investment Plan and Employee Stock Ownership Plan. The trustees of both such plans are Malcolm B. Sheldrick, Jr. and James F. Smith. Mr. Smith is also a Trustee and President of the Trust.

         Under the terms of the Joint Venture Agreement, Freeman initially agreed to make an aggregate capital contribution to the Joint Venture not exceeding $500,000, and Carillon agreed to arrange for the investment by its parent, Union Central Life, of $25 million in shares of the High Yield Fund. Carillon and Freeman will share in the profits and losses of the Joint Venture in the ratio of 51% to 49%, except that Freeman alone will bear the initial $500,000 in losses. The Joint Venture may be terminated and dissolved: (i) at any time upon the agreement of the parties; (ii) 90 days after receipt by one party of written notice from the other confirming the parties' failure to agree on a matter requiring their agreement; (iii) on the occurrence of an event of dissolution under Ohio laws; (iv) on the imposition on either party of any sanction resulting in the suspension or revocation of its authorization to do business by any state or Federal securities regulatory authority or on the conviction of either for any criminal conduct constituting a felony; (v) on the filing by or with respect to either party of any petition under applicable Federal or state law regarding their bankruptcy, insolvency or other relief for debtors, the adjudication of either as bankrupt or insolvent, or the appointment for either of a trustee or liquidator of any substantial portion of its property; or (vi) on December 1, 2003, unless the Parties extend such date for periods not exceeding five years. In the event of termination and dissolution of the Joint Venture, Carillon, or any affiliate thereof, would have the first right to purchase all of the interest of Freeman in the Joint Venture. If such right were not exercised, Freeman, or any affiliate thereof, would have the right to purchase all of the interest of Carillon in the Joint Venture. In 1996, each general partner contributed $150,000 in additional capital to the Joint Venture. In addition, the general partners have informally agreed to further increase their capital commitments to the Adviser prior to December 31, 1997.

THE ADVISORY AGREEMENTS.

         The Adviser serves as investment adviser to the High Yield Fund pursuant to an Investment Advisory Agreement with the Trust dated June 27, 1994 (the "High Yield Advisory Agreement"). The Adviser serves as investment adviser to the Emerging Markets Fund pursuant to an Investment Advisory Agreement with the Trust dated December __, 1997 (the "Emerging Markets Advisory Agreement"). (The High Yield Advisory Agreement and the Emerging Markets Advisory Agreement are collectively the "Advisory Agreements.") The Advisory Agreements are identical in all material respects except for their provisions relating to compensation of the Adviser and except as otherwise noted below. Under the Advisory Agreements, the Adviser, subject to the supervision of the Trustees, provides a continuous investment program for each Fund, including investment research and management with respect to all securities, investments and cash equivalents, in accordance with each Fund's investment objective, policies and restrictions as set forth in its prospectus, this SAI and the resolutions of the Trustees. The Adviser is responsible for effecting all security transactions on behalf of each Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. It also maintains books and records with respect to the securities transactions of each Fund and furnishes to the Trustees such periodic or other reports as the Trustees may request.

         During the term of the Advisory Agreements, the Adviser pays all expenses incurred by it in connection with its activities thereunder except the cost of securities (including brokerage commissions, if any) purchased for the Funds. The advisory services furnished by the Adviser under the Advisory Agreements are not exclusive, and the Adviser is free to perform similar services for others.

         Unless sooner terminated in accordance with its terms, the High Yield Advisory Agreement may be continued from year to year after June 27, 1996, and the Emerging Markets Advisory Agreement may be continued from year to year after December __, 1999, provided that each such continuance is approved at least annually by vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the respective Fund, or by the Trustees, and in either event by vote of a majority of the Trustees who are not parties to either Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval of any continuance will be effective with respect to a Fund if a majority of the outstanding voting securities of that Fund votes to approve such continuance, notwithstanding that continuance may not have been approved by the other Fund, of the Trust or by a majority of the voting securities of the Trust.

         If the shareholders of a Fund fail to approve any continuance of the Fund's Advisory Agreement, the Adviser will continue to act as such with respect to that Fund pending the required approval of the continuance of such agreement, of a new contract with the Adviser or different investment adviser, or other definitive action. The compensation received by the Adviser during such period will be no more than its actual costs incurred in furnishing investment advisory and management services to the Fund or the amount it would have received under the appropriate Advisory Agreement, whichever is less.

         Each Advisory Agreement will automatically terminate if assigned and may be terminated without penalty at any time upon 60 days' written notice to the other party: (i) by the majority vote of all the Trustees or by majority vote of the outstanding shares of the appropriate Fund; or (ii) by the Adviser.

         The Advisory Agreements may be amended by the parties provided that such amendment is specifically approved by the vote of a majority of the outstanding voting securities of the appropriate Fund and by the vote of a majority of the Trustees who are not interested persons of the Fund or of the Adviser, cast in person at a meeting called for the purpose of voting upon such approval. The required shareholder approval of any amendment shall be effective with respect to a Fund if a majority of the outstanding voting securities of the appropriate Fund vote to approve the amendment, notwithstanding that the amendment may not be approved by a majority of the outstanding voting securities of the Trust.

         Under the terms of each Advisory Agreement, the Adviser will be liable to each Fund or the Trust only for losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

THE ADVISORY FEES.

         The advisory fees payable to the Adviser are described in the prospectuses. As described in the High Yield Fund's prospectus, as full compensation for services furnished to the High Yield Fund and expenses of the High Yield Fund assumed by the Adviser, the High Yield Fund pays the Adviser an advisory fee which increases or decreases based on the total return investment performance of the High Yield Fund for the prior twelve-month period relative to the percentage change in the Salomon Brothers High Yield Market Index (the "Index") for the same period (the "Index Return"). A general description of the Index is set forth in Appendix II to the High Yield Fund's prospectus. In the event the Index is no longer published or available or becomes an inappropriate measure of the High Yield Fund's performance, the Trustees will meet to approve another appropriate index or will negotiate a fixed advisory fee with the Adviser.

         The High Yield Fund paid the Adviser for investment advisory services, $82,898 for the period ended May 31, 1995, $73,369 for the fiscal year ended May 31, 1996 and $139,821 for the fiscal year ended May 31, 1997. The Adviser waived investment advisory fees in the amounts of $265 for the period ended May 31, 1995, $164,637 for the fiscal year ended May 31, 1996, and $227,432 for the fiscal year ended May 31, 1997.

         As described in the Emerging Markets Fund's prospectus, as full compensation for services furnished to the Emerging Markets Fund and expenses of the Emerging Markets Fund assumed by the Adviser, the Emerging Markets Fund pays the Adviser an advisory fee equal to 0.75 of 1% of the Emerging Markets Fund's average daily net assets. The Emerging Markets Fund commenced operations on December __, 1997 and hence, has not previously paid an advisory fee to the Adviser.

THE SUB-ADVISER.

         Carillon Advisers, Inc., an Ohio corporation with offices at 1876 Waycross Road, Cincinnati, Ohio 45246, is registered as an investment adviser under the Investment Advisers Act of 1940. The Sub-Adviser is a wholly-owned subsidiary of Union Central Life. Carillon and its affiliates currently act as an investment adviser to Carillon Group of Mutual Funds, which consist of the Carillon Fund, Inc. and the Carillon Investment Trust.

THE SUB-ADVISORY AGREEMENTS.

         The Sub-Adviser serves as sub-adviser of the High Yield Fund pursuant to an Investment Sub-Advisory Agreement with the Adviser dated September 18, 1996 (the "High Yield Sub-Advisory Agreement"). The Sub-Adviser serves as sub-adviser of the Emerging Markets Fund pursuant to an Investment Sub-Advisory Agreement with the Adviser dated December __, 1997 (the "Emerging Markets Sub-Advisory Agreement"). (The High Yield SubAdvisory Agreement and the Emerging Markets Sub-Advisory Agreement are collectively the "Sub-Advisory Agreements.") The Sub-Advisory Agreements are identical in all material respects except for their provisions relating to compensation and except as otherwise noted below.

         Under the Sub-Advisory Agreements, Carillon provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible pursuant to each Advisory Agreement relating to the Funds. The Sub-Adviser provides investment research and advice with respect to securities and investments and cash equivalents in the Funds. Research services provided by the Sub-Adviser include information, analytical reports, computer screening studies, statistical data and factual resumes pertaining to high yield securities (for both Funds) and emerging market securities (for the Emerging Markets Fund). Such supplemental research may be subject to additional analysis by the Adviser. The advisory fees payable to the Sub-Adviser are described in the prospectuses.

         Prior to the implementation of the High Yield Sub-Advisory Agreement, the Adviser had entered into an Investment Service Agreement (the "Service Agreement") with the Trust and Union Central Life, which permitted the Adviser to have access to and to utilize Union Central Life's advisory personnel, administrative services, supplies and equipment in the performance of its advisory services and functions for the High Yield Fund under the High Yield Advisory Agreement. In consideration for such services, the Adviser paid Union Central Life for the costs, direct or indirect, fairly attributable thereto, but in no event less than $65,000 per year or such other amount as was agreed to by the Adviser and Union Central Life. Pursuant to the Service Agreement, the Adviser paid Union Central Life $65,000 for the fiscal year ended May 31, 1996 and $30,018 for the fiscal period from June 1, 1996 to September 18, 1996. The Service Agreement was terminated on September 18, 1996.

                           MANAGEMENT-RELATED SERVICES

         BISYS SERVICE AGREEMENTS. As more fully described below, the Trust has entered into a number of agreements with affiliates of BISYS Fund Services, Inc., a Delaware corporation, pursuant to which management-related and other services are performed for the Funds. BISYS Fund Services, Limited Partnership (d.b.a. "BISYS Fund Services"), an Ohio limited partnership of which BISYS Fund Services, Inc. is the General Partner, serves as the Administrator of the Funds (the "Administrator"), and as the Funds' distributor or principal underwriter (the "Distributor") (see "Distribution Plan -- The Distributor"). BISYS Fund Services, Inc. is a wholly-owned subsidiary of The BISYS Group Inc. WC Subsidiary Corporation, also a wholly-owned subsidiary of BISYS Fund Services, Inc., is the sole limited partner of BISYS Fund Services.

         BISYS Fund Services Ohio, Inc. ("BISYS"), an Ohio corporation and also a wholly-owned subsidiary of The BISYS Group, Inc., serves as Fund Accountant to the Funds (the "Fund Accountant") and additionally acts as the Funds' transfer and dividend disbursing agent (the "Transfer Agent"). Each of the "BISYS Companies" has its principal offices at 3435 Stelzer Road, Columbus, OH 43219.

         ADMINISTRATOR. Pursuant to an Amended and Restated Management and Administration Agreement with the Trust dated June 27, 1994, as amended and restated September 27, 1995 (the "Administration Agreement"), BISYS Fund Services, as Administrator of the Funds and subject to the direction and control of the Trustees, supervises all aspects of the operation of the Funds except those performed by the Funds' Adviser, the Sub-Adviser, custodian, Transfer Agent and Fund Accountant pursuant to their respective agreements with the Trust. For the following fiscal periods, the Administrator received fees, as noted, for providing services to the High Yield Fund: for the fiscal period ended May 31, 1995, the Administrator received fees of $35,528 and voluntarily waived fees of $11,994; for the fiscal year ended May 31, 1996, the Administrator received fees of $54,750, and voluntarily waived fees of $13,693; and for the fiscal year ended May 31, 1997, the Administrator received fees of $50,954; and voluntarily waived fees of $17,134. As the Emerging Markets Fund did not have operations prior to the date of this SAI, the Administrator had neither furnished services to the Emerging Markets Fund nor received fees from the Fund prior to such date.

         The Administration Agreement further provides that the Administrator will not be liable for losses suffered by the Funds except for any loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard in the performance by the Administrator of its obligations under such agreement.

         The Administration Agreement is renewable automatically for successive one-year terms, unless terminated by mutual agreement of the parties or by either party for "cause," in either such case by written notice of non-renewal given to the other party at least 60 days prior to expiration of the then-current term. Such annual continuance is subject to annual review (as to "cause") and approval (a) by vote of a majority of the Trustees or of a majority of each Fund's outstanding voting securities and (b) by vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Administrator. "Cause" for purposes of the foregoing means, with respect to a party: (i) willful misfeasance, bad faith, gross negligence or reckless disregard of duty; (ii) a final judgment or administrative order finding guilt of criminal or unethical business conduct; (iii) financial difficulties evidenced by bankruptcy, liquidation or reorganization proceedings; or (iv) circumstances of substantial impairment of ability to perform the Administration Agreement. Termination or replacement of the Administrator other than for such "cause" would entitle the Administrator to receive from the Trust as liquidated damages the balance of the fees due under the Administration Agreement for the remainder of the term in which such termination or replacement takes place.

FUND ACCOUNTANT.

         Pursuant to an Amended and Restated Fund Accounting Agreement with the Trust dated September 27, 1994, as amended and restated on September 27, 1995 (the "Accounting Agreement"), BISYS, the Fund Accountant, is responsible for accounting relating to the Funds and their investment transactions; maintaining certain books and records of the Funds; determining daily the net asset values per share of the Funds and calculating yield, dividends and capital gain distributions; and preparing security position, transaction and cash position reports.

         For such services, the Funds reimburse the Fund Accountant for all out-of-pocket expenses incurred by it (including all charges for delivery of materials, telephone and other communications expenses, and costs of pricing portfolio securities) and pay it a fee, computed daily and paid monthly, at the annual rate of 0.03% of the High Yield Fund's average daily net assets, provided, however, that such fee for the High Yield Fund will not be less than $30,000, and at the annual rate of 0.03% of the Emerging Markets Fund's average daily net assets, provided, however, that such fee for the Emerging Markets Fund will not be less than $50,000. The Fund Accountant received fees from the High Yield Fund of $32,737 for the fiscal period ended May 31, 1995, $37,815 for the fiscal year ended May 31, 1996, and $44,994 for the fiscal year ended May 31, 1997. The Emerging Markets Fund did not have any operations during such periods.

         The Fund Accounting Agreement is renewable automatically for successive one-year terms, unless terminated by mutual agreement of the parties or by either party with or without "cause," in each case by written notice of non-renewal given to the other party at least 60 days prior to expiration of the then-current term. "Cause" for such purpose means, with respect to a party: (i) willful misfeasance, bad faith, gross negligence or reckless disregard of duty;
(ii) a final judgment or administrative order finding guilt of criminal or unethical business conduct; (iii) financial difficulties evidenced by bankruptcy, liquidation or reorganization proceedings; or (iv) circumstances of substantial impairment of ability to perform the Accounting Agreement. The Accounting Agreement further provides that the Fund Accountant will not be liable to the Trust for action taken or omitted by the Fund Accountant in the absence of bad faith, willful misfeasance, negligence or reckless disregard of its obligations and duties.

TRANSFER AGENT.

         Pursuant to an Amended and Restated Transfer Agency Agreement with the Trust dated June 27, 1994, as amended and restated on September 27, 1995 (the "Transfer Agency Agreement"), BISYS also acts as the Trust's transfer, dividend disbursing and redemption agent. BISYS provides certain shareholder and other services to the Trust, including: furnishing account and transaction information; providing mailing labels for the distribution to each Fund's shareholders of financial reports, prospectuses, proxy statements and other such materials; providing compliance reporting; calculating distribution plan and marketing expenses; and maintaining shareholder account records.

         For such services, the Funds reimburse the Transfer Agent for all out-of-pocket expenses incurred by it (including all charges for delivery of materials, telephone and other communication expenses, and costs of postage, supplies, and the microfilm or microfiche reproduction and storage of records) and pays the Transfer Agent annual fees calculated in accordance with a schedule of charges set forth in the Transfer Agency Agreement. The Transfer Agent received fees from the High Yield Fund of $27,416 for the fiscal period ended May 31, 1995, $36,415 for the fiscal year ended May 31, 1996, and $58,479 for the fiscal year ended May 31, 1997. The Emerging Markets Fund did not have operations during such periods.

         The Transfer Agency Agreement continues in effect unless terminated at any time by either party upon 90 days' written notice. To the extent BISYS continues to furnish services to the Trust beyond the date of any such termination, it shall continue to be paid its fees and expenses as provided in the Transfer Agency Agreement. In the event of termination, BISYS will be entitled to collect from the Trust a fee equal to 102% of its actual costs incurred in effecting such termination. Under the Transfer Agency Agreement, BISYS will be liable to the Trust only for losses resulting from willful misfeasance, bad faith, negligence, or reckless disregard in performing its duties. The Trust has otherwise agreed to indemnify BISYS and its officers, directors, nominees, employees and agents against claims, damages and liabilities, including counsel fees and other expenses, arising out of its performance of the Transfer Agency Agreement or based upon its reasonable reliance upon information furnished by the Trust, the Adviser, the Administrator, the Fund Accountant or another custodian of Trust or Fund records.

                                DISTRIBUTION PLAN

         The Trust's Distribution and Shareholder Service Plan (the "Plan"), dated June 27, 1994, on behalf of the shares of the High Yield Fund, and adopted and effective on behalf of the shares of the Emerging Markets Fund on December __, 1997, is a written plan contemplated by Rule 12b-1 (the "Rule") promulgated under the 1940 Act. Each Fund is authorized under the Plan to use the assets of the Fund to finance certain activities relating to the distribution of shares of the Fund to investors. The Plan is a "compensation" plan providing for the payment of a fixed percentage of each Fund's average net assets to finance distribution expenses. Under the Plan, each Fund pays monthly to BISYS Fund Services, as its principal underwriter, a distribution fee which may not exceed, on an annual basis, 0.25% of each Fund's average daily net assets.

         The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan. BISYS Fund Services will monitor the Funds for compliance with this NASD rule.

         The Plan authorizes BISYS Fund Services to use the distribution fee to pay, or reimburse expenses incurred by, banks, broker/dealers and other institutions which, pursuant to agreements with the Distributor, provide distribution assistance and/or shareholder services including, but not limited to, printing and distributing prospectuses to persons other than Fund shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Funds, furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Such services may be performed by the Distributor or any of its affiliates.

         The Plan requires that any person authorized to direct the disposition of monies paid or payable by a Fund pursuant to the Plan or any related agreement prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

         Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. Such approval of the Plan on behalf of the High Yield Fund was obtained on May 24, 1994, and the Plan was also approved by the sole shareholder of the High Yield Fund on May 24, 1994. Such approval of the Plan on behalf of the Emerging Markets Fund was obtained on December __, 1997, and the Plan was also approved by the sole shareholder of the Emerging Markets Fund on December __, 1997.

         The Plan will continue in effect for a Fund only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plan. The Plan for a Fund may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of such Fund.

         The Plan may not be amended so as to materially increase the amount of the distribution fees for a Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of such Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

         For the fiscal year ended May 31, 1997, BISYS Fund Services, as the High Yield Fund's principal underwriter, received $78,445 in distribution fees from the High Yield Fund payable pursuant to the Plan. The following is a breakdown of the expenses paid by the shares of the current sole class of shares of the High Yield Fund out of distribution fees for the fiscal year ended May 31, 1997: (i) advertising, $0; (ii) printing and mailing of prospectuses to other shareholders, $0; (iii) compensation to underwriters, $26,909; (vi) compensation to sales personnel, $51,536 and (v) other, $0.

         From May 31, 1996 to July 31, 1997, the High Yield Fund offered a second class of shares, the Summit High Yield Institutional Service Shares class (the "Service Shares class"), which had a distribution plan adopted pursuant to the Rule that was substantially the same as the Plan, but that applied only to the Service Shares class. For the fiscal year ended May 31, 1997, BISYS Fund Services received $6,665 in distribution fees payable pursuant to the distribution plan adopted on behalf of the Service Shares class. The following is a breakdown of the expenses paid by the Service Shares class of the Fund for the fiscal year ended May 31, 1997; (i) advertising, $0; (ii) printing and mailing of prospectuses to other shareholders, $0; (iii) compensation to underwriters, $0; (vi) compensation to sales personnel, $6,665 and (v) other, $0.

         The Emerging Markets Fund did not have operations during the fiscal year ended May 31, 1997 and paid no fees under the Plan during such period.

THE DISTRIBUTOR.

         BISYS Fund Services serves as the Funds' Distributor or principal underwriter (the "Distributor") pursuant to an Amended and Restated Distribution Agreement with the Trust dated June 27, 1994, as amended and restated on September 27, 1995 (the "Distribution Agreement"). BISYS Fund Services is registered as a broker-dealer under the 1934 Act and is a member of the NASD. The offering of the Funds' shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use appropriate efforts to solicit orders for the sale of Fund shares and undertake such advertising and promotion as it deems reasonable, including, but not limited to, advertising, compensation to underwriters, dealers and sales personnel, printing and mailing prospectuses to persons other than current Fund shareholders, and printing and mailing sales literature. The Distributor received underwriting commissions on the sale of shares of the High Yield Fund in the amount of $262 for the period of June 27, 1994 through May 31, 1995, $11,717 for the fiscal year ended May 31, 1996, and $26,909 for the fiscal year ended May 31, 1997, all of which commissions were retained by the Distributor. Aside from the receipt of these underwriting commissions and the payment of distribution fees as described earlier in this SAI, the Distributor did not receive any other compensation for distributing shares of the High Yield Fund. The Emerging Markets Fund did not have operations during the fiscal year ended May 31, 1997 and the Distributor received no underwriting commissions on sales of shares of such Fund during such period.

                             PORTFOLIO TRANSACTIONS

INVESTMENT OR BROKERAGE DISCRETION.

         Decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds are made by the Adviser. The Adviser is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business. The Funds' purchases and sales of portfolio securities are normally done on a principal basis and do not involve the payment of a commission although they may involve the designation of selling concessions. That part of the discussion below relating solely to brokerage commissions would not normally apply to the Funds or applies with respect to only a very small percentage of each Fund's total assets. For the fiscal year ended May 31, 1997, neither of the Funds paid any brokerage commissions on brokerage transactions. The Emerging Markets Fund did not have operations during the fiscal year ended May 31, 1997.

HOW BROKERS AND DEALERS ARE SELECTED.

         FIXED-INCOME SECURITIES. Fixed-income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client, although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

         The Adviser may effect principal transactions on behalf of the Funds with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in an underwriting. The Funds may receive brokerage and research services in connection with such designations in a fixed priced underwriting.

         In purchasing and selling the Funds' portfolio securities, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers and, in the case of agency transactions (in which a Fund does not generally engage), at competitive commission rates. However, under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In selecting broker-dealers to execute a Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition and general execution and operational capabilities of competing brokers and dealers, and brokerage and research services provided by them. It is not the policy of the Adviser to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.


HOW EVALUATIONS ARE MADE OF THE OVERALL REASONABLENESS OF BROKERAGE COMMISSIONS PAID.

         On a continuing basis, the Adviser seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the Funds. In evaluating the reasonableness of commission rates, the Adviser considers: (i) historical commission rates; (ii) rates which other institutional investors are paying based on available public information; (iii) rates quoted by brokers and dealers; (iv) the size of a particular transaction in terms of the number of shares, dollar amount, and number of clients involved;
(v) the complexity of a particular transaction in terms of both execution and settlement; (vi) the level and type of business done with a particular firm over a period of time; and (vii) the extent to which the broker or dealer has capital at risk in the transaction.

DESCRIPTION OF RESEARCH SERVICES RECEIVED FROM BROKERS AND DEALERS.

         The Adviser receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the Adviser by or through broker-dealers.

         Research services received from brokers and dealers are supplemental to the Adviser's own research effort and, when utilized, are subject to internal analysis before being incorporated by the Adviser into its investment process. As a practical matter, it would not be possible for the Adviser to generate all of the information presently provided by brokers and dealers. The Adviser also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms may not reduce the Adviser's normal research activities, the expenses of the Adviser could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, the Adviser may be relieved of expenses which it might otherwise bear.

         The Adviser has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the 1934 Act, the Adviser may from time-to-time receive services and products which serve both research and non-research functions. In such event, the Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

COMMISSIONS TO BROKERS WHO FURNISH RESEARCH SERVICES.

         With regard to the payment of brokerage commissions, the Adviser has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the 1934 Act which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the Adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the Adviser with respect to the accounts over which it exercises investment discretion. Accordingly, while the Adviser cannot readily determine the extent to which commission rates charged by broker-dealers reflect the value of their research services, the Adviser would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker.

INTERNAL ALLOCATION PROCEDURES.

         The Adviser will follow a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. The Adviser expects that the majority of brokerage placement will be determined by the needs of a specific transaction such as market-making availability of a buyer or seller of a particular security, or specialized execution skills. However, the Adviser may adopt an internal brokerage allocation procedure for that portion of its discretionary client brokerage or selling concessions business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.

PORTFOLIO TURNOVER.

         The Funds are free to dispose of their portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the "Code"), and the 1940 Act, when changes in circumstances or market conditions make such a move desirable in light of a Fund's investment objective. Each Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, and transactions will be undertaken with a view to achieving the Fund's investment objective.

         The Funds do not intend to use short-term trading as a primary means of achieving their investment objectives. The rate of portfolio turnover shall be calculated by dividing: (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by a Fund during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

         Under normal market circumstances, the portfolio turnover rate for the High Yield Fund is not expected to exceed 200%, and for the Emerging Markets Fund, ___%. High portfolio turnover rates may involve corresponding greater brokerage commissions and other transaction costs, which will be borne directly by a Fund and ultimately, by the Fund's shareholders. In addition, high portfolio turnover rates may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

         For the fiscal year ended May 31, 1997, the portfolio turnover rate for the High Yield Fund was 271.68%, while for the fiscal year ended May 31, 1996, the portfolio turnover rate for the High Yield Fund was 187.61%. The significant variation in portfolio turnover rates over such periods was due to an increase in the assets of the High Yield Fund, which caused the High Yield Fund to reposition its portfolio holdings in order to meet its investment objective and policies.

MISCELLANEOUS.

         From time to time, orders for clients may be placed through a computerized transaction network.

         The Funds do not allocate business to any broker-dealer on the basis of its sales of the Funds' shares. However, this does not mean that broker-dealers who purchase Fund shares for their clients will not receive business from that Fund.

         The Adviser currently manages only the Funds. However, the Sub-Adviser and Union Central Life manage a variety of investment portfolios and accounts, some of which have investment objectives and programs similar to those of the Funds. Although investment recommendations or determinations for the Funds will be made by the Adviser independently from recommendations or determinations made by such other entities for their respective portfolios and accounts, the latter may occasionally make recommendations to their clients which result in their purchasing, or selling, the same securities simultaneously with a Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. In such circumstances, the Adviser and the Sub-Adviser may determine or agree that orders for the purchase or sale of the same security for a Fund and one or more other portfolios should be combined, in which event the transactions will be averaged as to price and normally allocated as nearly as practicable in proportion to the amounts desired to be purchased or sold for each portfolio.

                                  CAPITAL STOCK

         The Trust's Agreement and Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. As of the date of this SAI, the Trustees have designated two series of the Trust, which are the High Yield Fund and the Emerging Markets Fund, and the Trustees have created two classes of shares in the High Yield
Fund: the Summit High Yield Shares class and the Summit High Yield Institutional Shares class. This SAI covers the Summit High Yield Shares class. Shares of the Summit High Yield Institutional Shares class are not currently offered to the public. The Trust currently offers one class of shares of the High Yield Fund, the Summit High Yield Shares class; each share represents an interest in the High Yield Fund's portfolio proportionately equal to the interest of each other share of such portfolio. The Trust currently offers one class of shares of the Emerging Markets Fund, the ________ class; each share represents an interest in the Emerging Markets Fund's portfolio proportionately equal to the interest of each other share of such portfolio. Upon the Trust's liquidation, all shareholders of a Fund would share pro-rata in the net assets of that Fund's portfolio available for distribution to shareholders.

         If they deem it advisable and in the best interests of shareholders, the Trustees may create additional classes of shares which may differ from each other only as to expenses and dividends or additional series of shares, each of which may have separate assets and liabilities (in which case any such series would have a designation including the word "Trust" or "Fund"). If additional series of shares or classes are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the Trustees. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

                              PRICING OF SECURITIES

         Securities which are traded on stock exchanges are valued at the last sales price as of the close of the Exchange, or lacking any sales, at the closing bid price. Securities traded only in the "over-the-counter" market are valued at the last bid price quoted by brokers that make markets in the securities at the close of trading on the Exchange. Fixed-income securities are generally traded in the over-the-counter market. Securities and assets for which market quotations are not readily available or not obtained from a pricing service are valued at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. If approved by the Trustees, each Fund may make use of a pricing service or services in determining the net asset value of the Fund. Debt securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which the Trustees have determined reflects fair value.

         There are a number of pricing services available, and the Trustees, on the basis of ongoing evaluation of these services, may use or may discontinue the use of any pricing service in whole or in part.

         For the purposes of determining a Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies are converted into U.S.

dollars at the mean of the bid and offer prices of such currency against U.S. dollars quoted by any major bank.

         Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value, as determined in good faith by the Adviser, as authorized by the Trustees.

                                    DIVIDENDS

         A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of a Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change.

                                   TAX STATUS

         Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code").

         Dividends and distributions paid by a Fund are not eligible for the dividends received deduction for corporate shareholders. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each Fund must declare dividends equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute 100% of ordinary income and capital gains as of its tax year-end to avoid federal income tax.

         At the time of your purchase, a Fund's net asset value may reflect undistributed capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividends or capital gain distributions. For federal income tax purposes, each Fund is permitted to carry forward its net realized capital losses, if any, for eight years, and realize net capital gains up to the amount of such losses without being required to pay taxes on or distribute such gains.

         If, in any taxable year, a Fund should not qualify as a regulated investment company under the Code: (i) the Fund would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to shareholders; and (ii) the Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital dividends).

         To the extent a Fund invests in foreign securities, the Fund may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally from 10% to 35%, although lesser and greater amounts may be incurred. The investment yield of a Fund will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign taxes but may not be able to claim a foreign tax credit or deduction for these foreign taxes. If a Fund is eligible for and makes an election to allow its shareholders to claim a foreign tax credit or deduction for these taxes for any taxable year, the shareholders will be notified. In addition, if a Fund invests in securities of passive foreign investment companies, it may be subject to U.S. federal income taxes (and interest on such taxes) as a result of such investments. The investment yield of a Fund will be reduced by such taxes and interest. Shareholders will bear the cost of these taxes and interest but will not be able to claim a deduction for these amounts.

FOREIGN CURRENCY GAINS AND LOSSES.

         Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the dividend paid by a Fund will be increased; if the result is a loss, the income dividend paid by the Fund will be decreased. Adjustments, to reflect these gains and losses will be made at the end of each Fund's taxable year.

                             INVESTMENT PERFORMANCE

         For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return and yield. Both "total return" and "yield" figures are based on the historical performance of a Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

YIELD INFORMATION.

         From time to time, a Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                  a-b 6
YIELD = 2[(--- + 1) - 1]
                  cd

Where:

         a =      dividends and interest earned during the period.

         b =      expenses accrued for the period (net of reimbursements).

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period.

          Yields for a Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by a Fund's offering price (including the 4.50% sales charge) at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements. For the 30-day period ended May 31, 1997, the High Yield Fund's yield for the shares of the Summit High Yield Shares class was 7.57%. The Emerging Markets Fund did not commence operations during such period.

TOTAL RETURN PERFORMANCE.

         Under the rules of the Commission, funds advertising performance must include total return quotes, "T" below, calculated according to the following formula:

                             n

                  P(1 + T) = ERV

Where:            P =      a hypothetical initial payment of $1,000

                  T =      average annual total return

                  n =      number of years (1, 5 or 10)

                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

         The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the prospectuses on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by a Fund. Based on the foregoing calculation, the average annual total returns for the fiscal year ended May 31, 1997 and for the period from June 27, 1994 to May 31, 1997 for the Summit High Yield Shares class of the High Yield Fund were 18.15% and 16.47%, respectively. The total return figures do not reflect the deduction of the maximum 4.50% front-end sales charge which may be assessed purchasers of shares of the Summit High Yield Shares class of the High Yield Fund. The average annual total returns, after the deduction of the front-end sales charge for the same periods, for the Summit High Yield Shares class of the High Yield Fund were 12.84% and 14.66%, respectively. The Emerging Markets Fund did not commence operations during such periods.

         Each Fund may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. Each Fund may quote an aggregate total return figure in comparing the Fund's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, each Fund calculates its aggregate total return for the specified periods of time by assuming the investment of $1,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Each Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. Each Fund would, however, disclose the maximum sales charge and would also disclose that the performance data does not reflect sales charges and that the inclusion of sales charges would reduce the performance quoted, if a sales charge is in effect. To calculate its average annual total return, the aggregate return is then annualized according to the Commission's formula for total return quotes, outlined above. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Each Fund may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to SEI, Lipper Mutual Performance Analysis, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be presented from time to time by such analyses as Dow Jones, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, IBC/Donaghue's Average/U.S. Government and Agency, or as they appear in various publications including but not limited to The Wall Street Journal, Forbes, Barron's, Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA Today and other regional publications.

                                     GENERAL

REPURCHASE OF SHARES.

         The Distributor is authorized to repurchase Fund shares through certain securities dealers who have entered into selected dealer agreements with the Distributor. The offer to repurchase may be suspended by the Distributor at any time. Dealers may charge for their services in connection with a repurchase, but neither the Funds nor the Distributor makes any such charge. Repurchase arrangements differ from redemptions in that the dealer buys the shares as principal from his customer in lieu of tendering shares to the appropriate Fund for redemption as agent for the customer. The proceeds to the shareholder will be the net asset value of the shares repurchased as next determined after receipt of the repurchase order by the dealer. By a repurchase, the customer should be able to receive the sale proceeds from the dealer more quickly. Shareholders should contact their dealers for further information as to how to effect a repurchase and the dealer's charges applicable thereto.

PAYMENT FOR SHARES PRESENTED.

         Payment for shares presented for redemption will be based on a Fund's net asset value next computed after a request is received in proper form at the Transfer Agent's office. Payment proceeds will be mailed within seven days following receipt of all required documents. However, payment may be postponed or the right of redemption suspended: (i) for any period during which the Exchange is closed for other than customary weekend and holiday closing or during which trading on the Exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may by order permit for the protection of shareholders, provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (i) and (ii) exist. Payment of proceeds may also be delayed if the shares to be redeemed or repurchased were purchased by check and that check has not cleared (which may be up to 15 days or more).

CUSTODIAN.

         The Fifth Third Bank (the "Custodian"), a banking company organized under the laws of Ohio, is the Custodian for the Funds' securities and cash, but it does not participate in the Funds' investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Custodian and may be entered into the Federal Reserve Book Entry System or the security depository system of the Depository Trust Corporation. The Custodian's principal offices are located at 38 Fountain Square Plaza, Cincinnati, OH 45263. Foreign securities are held with selected foreign sub-custodians through arrangements with The Bank of New York.

INDEPENDENT ACCOUNTANTS.

         The Trust's independent accountants, Coopers & Lybrand L.L.P., 100 East Broad Street, Columbus, OH 43215, audit the Trust's annual financial statements, assist in the preparation of certain reports to the SEC and prepare the Trust's tax returns.

                              FINANCIAL INFORMATION

         The High Yield Fund's Financial Statements for the fiscal year ended May 31, 1997, for the Summit High Yield Shares class and the Summit High Yield Institutional Service Shares class, including the Report of Independent Accountants, which are included in the Fund's Annual Report to Shareholders for the fiscal year ended May 31, 1997 (the "Report"), are included on the following pages of this SAI. The Report may be obtained free of charge by calling the Trust at 1-800-272-3442, or writing to the Trust at its address listed on the cover of this SAI. The Emerging Markets Fund did not have operations during such period.

SUMMIT HIGH YIELD FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1997

                   ASSETS:

Investments, at value (Cost $36,205,704)                            $38,099,470
Cash                                                                        478
Interest receivable                                                     771,064
   Receivable for capital shares issued                                  52,730
   Receivable from Investment Adviser                                     3,773
   Receivable from brokers for investments sold                       1,015,000
   Income and other receivable                                           31,540
   Prepaid expenses                                                      20,490
                                                                    -----------
      Total Assets                                                   39,994,545
                                                                    -----------

                   LIABILITIES:

Payable for investments purchased                                     1,000,000
Payable for capital shares redeemed                                          93
Accrued expenses and other payables:
   Investment advisory fees                                              16,446
   Administration fees                                                      636
   12b-1 fees (High Yield shares)                                         7,208
   12b-1 fees (Institutional Service shares)                                458
   Legal and audit fees                                                  11,343
   Transfer agent fees                                                    8,996
   Trustees' fees                                                         5,636
                                                                    -----------
      Total Liabilities                                               1,050,816
                                                                    -----------

                   NET ASSETS:

Capital                                                              35,254,495
Undistributed net investment income                                      48,225
Net unrealized appreciation on investments                            1,893,766
Accumulated undistributed net realized gains
  on investment transactions                                          1,747,243
                                                                    -----------
      Net Assets                                                    $38,943,729
                                                                    ===========
Net Assets
   High Yield shares                                                $34,706,789
   Institutional Service shares                                       4,236,940
                                                                    -----------
   Total                                                            $38,943,729
                                                                    ===========
Outstanding units of beneficial interest (shares)
   High Yield shares                                                  3,064,624
   Institutional Service shares                                         374,948
                                                                    -----------
   Total                                                              3,439,572
                                                                    ===========
Net asset value
   Redemption price per share--High Yield shares                    $     11.32
   Offering and Redemption price per share--
   Institutional Service shares                                     $     11.30
                                                                    ===========
Maximum Sales Charge--High Yield shares                                    4.50%
                                                                    ===========
Maximum Offering Price--High Yield shares (100%/
   (100%-Maximum Sales Charge) of net asset value
   adjusted to nearest cent) per share                              $     11.85
                                                                    ===========



                       See notes to financial statements.


 SUMMIT HIGH YIELD FUND

                             STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 1997

INVESTMENT INCOME:
Interest income                                                     $ 3,486,114
Dividend income                                                          35,148
                                                                    -----------
   Total Income                                                       3,521,262
                                                                    -----------
EXPENSES:
Investment advisory fees                                                367,253
Administration fees                                                      68,088
12b-1 fees--High Yield shares                                            78,445
12b-1 fees--Institutional Service shares                                  6,665
Custodian and accounting fees                                            51,392
Legal and audit fees                                                     48,404
Organization costs                                                          328
Trustees' fees                                                           27,023
Transfer agent fees                                                      58,479
Registration and filing fees                                             11,933
Printing costs                                                           52,140
Other                                                                    20,831
                                                                    -----------
   Total expenses before voluntary reductions                           790,981
   Expenses voluntarily reduced                                        (249,151)
                                                                    -----------
   Total Expenses                                                       541,830
                                                                    -----------
Net investment income                                                 2,979,432
                                                                    -----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investment transactions                         2,908,478
Net change in unrealized appreciation (depreciation) on
   investments                                                         (160,322)
                                                                    -----------
Net realized/unrealized gains on investments                          2,748,156
                                                                    -----------
Change in net assets resulting from operations                      $ 5,727,588
                                                                    ===========



                       See notes to financial statements.


SUMMIT HIGH YIELD FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                 FOR THE YEAR       FOR THE YEAR
                                                     ENDED              ENDED
                                                     MAY 31,            MAY 31,
                                                      1997               1996
                                                 ------------       -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income                           $  2,979,432    $  2,580,722
   Net realized gains on investment transactions      2,908,478       1,021,588
   Net change in unrealized appreciation
     (depreciation) on investments                     (160,322)      1,498,333
                                                   ------------    ------------
Change in net assets resulting from operations        5,727,588       5,100,643
                                                   ------------    ------------
DISTRIBUTIONS TO HIGH YIELD SHAREHOLDERS FROM:
   Net investment income                             (2,754,994)     (2,515,712)
   In excess of net investment income                  (353,047)
   Net realized gains                                (1,369,117)        (66,947)
DISTRIBUTIONS TO INSTITUTIONAL SERVICE
   SHAREHOLDERS FROM:
   Net investment income                               (231,725)        (52,460)(a)
   In excess of net investment income                   (48,995)         (5,333)(a)
   Net realized gains                                  (100,079)
                                                   ------------    ------------
Change in net assets from shareholder
   distributions                                     (4,857,957)     (2,640,452)
                                                   ------------    ------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                        8,216,321       3,568,045
   Dividends reinvested                               4,761,817       2,865,386
   Cost of shares redeemed                           (5,304,586)     (6,168,600)
                                                   ------------    ------------
Change in net assets from capital transactions        7,673,552         264,831
                                                   ------------    ------------
Change in net assets                                  8,543,183       2,725,022
NET ASSETS:
   Beginning of period                               30,400,546      27,675,524
                                                   ------------    ------------
   End of period                                   $ 38,943,729    $ 30,400,546
                                                   ============    ============
SHARE TRANSACTIONS:
   Issued                                               733,390         333,322
   Reinvested                                           426,459         272,922
   Redeemed                                            (472,411)       (591,773)
                                                   ------------    ------------
Change in shares                                        687,438          14,471
                                                   ============    ============



(a) For the period from January 19, 1996 (commencement of operations) to May 31, 1996.


                       See notes to financial statements.


SUMMIT HIGH YIELD FUND

                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 1997

SHARES OR
PRINCIPAL                                        SECURITY              MARKET
AMOUNT                                          DESCRIPTION            VALUE
-----------                                     ----------            ----------
COMMON STOCKS (0.2%):
Transportation (0.2%):
   279,669 Central Transport Rental Group
                  PLC-ADR                                             $   78,665
                                                                      ----------
   Total Common Stocks                                                    78,665
                                                                      ----------
CORPORATE BONDS (96.0%):
Consumer (4.8%):
Consumer Goods & Services (2.9%):
1,000,000 Coleman Escrow Corp.,
                  0.00%, 5/15/01**                                       648,750
   500,000 Coleman Holding,
                  0.00%, 5/27/98*                                        462,500
                                                                      ----------
                                                                       1,111,250
                                                                      ----------
Food Processors (2.0%):
1,000,000 PM Holdings Corp.,
                  0.00%, 9/1/00 (b)                                      770,000
                                                                      ----------
   Total Consumer                                                      1,881,250
                                                                      ----------
Energy (2.9%):
Oil/Gas Exploration (2.9%):
1,000,000 TransTexas Gas Corp.,
                  11.50%, 6/15/02                                      1,113,750
                                                                      ----------
   Total Energy                                                        1,113,750
                                                                      ----------
Manufacturing (25.2%):
Apparel/Textile (3.8%):
1,000,000 Anvil Knitwear, Inc.,
                  10.88%, 3/15/07**                                    1,011,250
   500,000 CMI Industries,
                  9.50%, 10/1/03                                         485,000
                                                                      ----------
                                                                       1,496,250
                                                                      ----------
Auto & Related (5.4%):
1,000,000 Venture Holdings,
                  9.75%, 4/1/04                                          975,000
1,000,000 Collins & Aikman Products Corp., 11.50%, 4/15/06             1,118,750
                                                                      ----------
                                                                       2,093,750
                                                                      ----------
Chemicals (1.3%):
   500,000 Tri Polyta Finance, Inc.,
                  11.38%, 12/1/03                                        487,500
                                                                      ----------
General Industrial (13.5%):
1,000,000 Gulf States Steel,
                  13.50% 4/15/03                                         972,500
   500,000 IMO Industries,
                  11.75%, 5/1/06                                         502,500
1,000,000 International Knife & Saw Corp.,
                  11.38%, 11/5/06                                     $1,057,500
1,000,000 International Wire Group,
                  11.75%, 6/1/05                                       1,075,000
   500,000 Telex Communications, Inc.,
                  10.50%, 5/1/07**                                       517,500
1,000,000 Terex Corp.,
                  13.25%, 5/15/02                                      1,120,000
                                                                      ----------
                                                                       5,245,000
                                                                      ----------


SHARES OR
PRINCIPAL                                        SECURITY              MARKET
AMOUNT                                          DESCRIPTION             VALUE
-----------                                    ------------             -------
Paper Products (1.3%):
   500,000 Florida Coast Paper,
                  12.75%, 6/1/03                                         505,000
                                                                      ----------
   Total Manufacturing                                                 9,827,500
                                                                      ----------
Service (42.3%):
Discount Stores (1.2%):
   500,000 Pamida, Inc.,
                  11.75%, 3/15/03                                        470,000
                                                                      ----------
Drug Stores (2.7%):
1,000,000 Duane Reade Corp.,
                  12.00%, 9/15/02                                      1,042,500
                                                                      ----------
Gaming/Hotels (4.2%):
1,000,000 Alliance Gaming Corp.,
                  12.88%, 6/30/03                                      1,085,000
   500,000 Majestic Star Casino,
                  12.75%, 5/15/03                                        545,000
                                                                      ----------
                                                                       1,630,000
                                                                      ----------
Grocery (2.4%):
1,000,000 Pueblo Xtra International,
                  9.50%, 8/1/03**                                        955,000
                                                                     -----------
Media & Cable (19.0%):
1,000,000 Adelphia Communication Corp., 12.50%, 5/15/02                1,053,750
1,000,000 Globalstar, L.P.,
                  11.38%, 2/15/04**                                    1,005,000
1,000,000 Kabelmedia Holdings,
                  0.00%, 8/1/06 (e)                                      590,000
   500,000 Mobile Telecommunications, 13.50%, 12/5/02                    515,000
1,000,000 People's Choice TV Corp.,
                  0.00%, 6/1/04 (c)                                      365,000
   500,000 Phonetel Technologies, Inc.,
                  12.00%, 12/15/06                                       500,000
1,000,000 Spanish Broadcasting System,
                  11.00%, 3/15/04**                                  $ 1,045,000
   500,000 Tevecap SA,
                  12.63%, 11/26/04**                                     530,000
   750,000 TV Azteca SA,
                  10.50%, 2/15/07**                                      769,688
1,000,000 TV Filme, Inc.,
                  12.88%, 12/15/04**                                   1,042,500
                                                                      ----------
                                                                       7,415,938
                                                                      ----------
Other Services (12.7%):
1,000,000 Affinity Group Holdings, Inc.,
                  11.00%, 4/1/07**                                     1,045,000
   500,000 Allied Waste North America, Inc.,
                  10.25%, 12/1/06**                                      531,250
1,000,000 Chief Auto Parts, Inc.,
                  10.50%, 5/15/05                                      1,011,250
   500,000 Iron Mountain, Inc.,
                  10.13%, 10/1/06                                        527,500
                                                                         800,000
Neodata Services, Inc.,
                  12.00%, 5/1/03                                         856,000
   500,000 Speedy Muffler King, Inc.,
                  10.88%, 10/1/06                                        523,125
   500,000 Stuart Entertainment,
                  12.50%, 11/15/04                                       445,000
                                                                      ----------
                                                                       4,939,125
                                                                      ----------
   Total Service                                                      16,452,563
                                                                      ----------



SHARES OR
PRINCIPAL                                     SECURITY                          MARKET
AMOUNT                                      DESCRIPTION                         VALUE
---------                                   -----------                         ------
Transportation (12.4%):
Air Transportation/Related (7.1%):
1,000,000 Airplanes Pass Through Trust, 10.88%, 3/15/19**                      1,112,500
   500,000 CHC Helicopter,
                  11.50%, 7/15/02                                                517,500
1,000,000 SC International,
                  13.00%, 10/1/05                                              1,135,000
                                                                             -----------
                                                                               2,765,000
                                                                             -----------
Trucking/Other (5.3%):
1,000,000 Ameritruck Distribution,
                  12.25%, 11/15/05                                             1,000,000
   500,000 Atlantic Express Transportation Corp., 10.75%,
                  2/1/04**                                                       520,000
   569,131 Central Transport Rental Group
                  PLC-ADR, 9.50%, 4/30/03                                    $   542,097
                                                                             -----------
                                                                               2,062,097
                                                                             -----------
   Total Transportation                                                        4,827,097
                                                                             -----------
Utilities (8.5%):
Gas & Electric (2.3%):
1,000,000 Empire Gas Corp.,
                  7.00%, 7/15/04                                                 900,000
Telecommunications (6.2%):
   750,000 Call-Net Enterprises, Inc.,
                  0.00%, 12/1/04 (f)                                             640,313
1,000,000 Intermedia Communications,
                  0.00%, 5/15/01 (d)                                             685,000
1,000,000 Qwest Communications, Inc., 10.88%, 4/1/07**                         1,070,000
                                                                             -----------
                                                                               2,395,313
                                                                             -----------
   Total Utilities                                                             3,295,313
                                                                             -----------
   Total Corporate Bonds                                                      37,397,473
                                                                             -----------
RIGHTS/WARRANTS (0.4%):
Broadcast, Radio & Television (0.0%):
   200 American Telecastings, 5 Warrant Package, expire
                  6/15/99**                                                           20
                                                                             -----------
Consumer (0.3%):
   2,000 Renaissance Cosmetics, Inc.,
                  Warrants, expire 8/15/01**                                     100,000
                                                                             -----------
Hotels/Gaming (0.0%):
   500 Boomtown Warrants, expire 11/98**                                               5
                                                                             -----------
Machinery-Construction & Mining (0.0%):
   4,000 Terex Corp. Rights, expire 5/15/02                                       10,000
                                                                             -----------
Paper Products (0.1%):
   10,000 S.D. Warren Warrants, expire 12/15/04**                                 47,500
                                                                             -----------
   Total Warrants                                                                157,525
                                                                             -----------
INVESTMENT COMPANIES (1.2%):
   465,807 Fountain Square Money Market Fund                                 $   465,807
                                                                             -----------
   Total Investment Companies                                                    465,807
                                                                             -----------
TOTAL INVESTMENTS
   (Cost--$36,205,704)(a)                                                    $38,099,470
                                                                             ===========


Percentages indicated are based on net assets of $38,943,729.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation                                    $2,274,438
         Unrealized depreciation                                      (380,672)
                                                                    ----------
         Net unrealized appreciation                                $1,893,766
                                                                    ==========

(b)      Interest rate increases to 11.50% on September 1, 2000.

(c)      Interest rate increases to 13.13% on June 1, 2000.

(d)      Interest rate increases to 12.5% on May 15, 2001.

(e)      Interest rate increases to 13.63% on August 1, 2001.

(f)      Interest rate increases to 13.25% on December 1, 1999.

*        Represents discount note.

**       Represents private placement securities.

PLC = Public Limited Company

ADR = American Depositary Receipt

                       See notes to financial statements.

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997

1.       ORGANIZATION:

         Summit Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated March 8, 1994, as amended. The Trust is currently comprised of one investment portfolio, the Summit High Yield Fund (the "Fund"). Between the date of organization and the date of commencement of operations of the Fund (June 27, 1994), the Trust had no operations other than those relating to organizational matters, including the issuance on May 24, 1994 of 10,000 shares, at $10.00 per share, to The Union Central Life Insurance Company ("Union Central Life").

         The Fund's investment objective is high current income with capital appreciation as a secondary goal. The Fund invests primarily in lower-quality, intermediate to long-term corporate bonds.

         The Fund is authorized to issue an unlimited number of shares, which are units of beneficial interest without par value. During the fiscal year ended May 31, 1997, the Fund was authorized to issue two classes of shares, the High Yield Shares and Institutional Service Shares. The High Yield Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. Each class of shares has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares including the exchange privileges of each class of shares.

2.       SIGNIFICANT ACCOUNTING POLICIES:

         The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the fiscal year ended May 31, 1997. Actual results could differ from those estimates.

                  SECURITIES VALUATION:

                  Securities which are traded on stock exchanges are valued at the last sales price as of the close of the New York Stock Exchange (the "Exchange"), or lacking any sales, at the closing bid price. Securities traded only in the "over-the-counter" market are valued at the last bid price quoted by brokers that make markets in the securities at the close of trading on the Exchange. Fixed income securities are generally traded in the over-the-counter market. Securities and assets for which market quotations are not readily available or not obtained from a pricing service are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. As approved by the Board of Trustees, the Fund uses a pricing service or services in determining the net asset value of shares of the Fund. Fixed income securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which the Trustees have determined reflects fair value.

         The Fund may invest its assets in intermediate to long-term, high yield, medium and lower quality, fixed income securities. Because the market for lower-rated securities may be thinner and less active than for higher- rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. If market quotations are not readily available for the Fund's lower-rated or non-rated securities, these securities will be valued by a method that the Trustees believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated securities than with respect to securities for which external sources of quotations and last sale information are more available.

                  SECURITIES TRANSACTIONS AND RELATED INCOME:

                  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                  DIVIDENDS TO SHAREHOLDERS:

                  Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

                  Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs and deferrals of certain losses.

                  FEDERAL INCOME TAXES:

                  It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

                  OTHER:

                  All expenses in connection with the Trust's organization and registration under the 1940 Act and the Securities Act of 1933, as amended, were paid by the Fund. Such expenses were amortized over a period of two years commencing with the date of the initial public offering.

3.       PURCHASES AND SALES OF SECURITIES:

         Purchases and sales of securities for the Fund (excluding short-term securities) for the year ended May 31, 1997 were $94,455,956 and $88,215,652 respectively.

4.       RELATED PARTY TRANSACTIONS:

         First Summit Capital Management ("FSCM" or the "Adviser"), a joint venture having its principal offices at 1876 Waycross Road, Cincinnati, Ohio 45240, is the investment adviser to the Fund. FSCM was organized principally for purposes of sponsoring and managing the Trust pursuant to a Joint Venture Agreement between Carillon Advisers, Inc. ("Carillon"), an Ohio corporation, and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation (the" Joint Venture"). Under the Joint Venture Agreement, Carillon serves as the general manager of the Adviser and is responsible for maintaining its books of account and other financial records and for preparing its quarterly financial statements. Carillon is a wholly-owned subsidiary of Union Central Life, an Ohio mutual insurance company, which owns as of May 31, 1997 more than 91% of the High Yield Shares class and more than 73% of the Institutional Service Shares Class of shares of the Fund. Freeman is the parent corporation of Freeman Securities Company, Inc., a New Jersey corporation which is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

         Under the terms of the Investment Advisory Agreement between the Trust and FSCM (the "Advisory Agreement"), FSCM is entitled to receive fees based on a percentage of the average net assets of the Fund. Effective July 1, 1995, the investment advisory fee is based on the total return investment performance of the Fund for the prior twelve-month period relative to the percentage change in the Salomon Brothers High Yield Market Index for the same period. The advisory fee is paid monthly at an annual rate which varies between 0.35% and 1.15% of the Fund's average daily net assets. The Adviser has agreed to waive a portion of its advisory fee so as to limit the Fund's total annual expenses to 1.60%. For the year ended May 31, 1997, FSCM voluntarily reduced $227,432 of investment advisory fees.

         Carillon with offices at 1876 Waycross Road, Cincinnati, Ohio 45240, serves as investment sub-adviser (the "Sub-Adviser") to the Fund pursuant to an Investment Sub-Advisory Agreement with the Adviser dated September 18, 1996 (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, Carillon provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible pursuant to the Advisory Agreement relating to the Fund. Under the Sub-Advisory Agreement, the Sub-Adviser receives from the Adviser an annual fee in the amount of $150,000 per year. If the Sub-Adviser renders services to the Adviser under the Sub-Advisory Agreement for a period of less than twelve months in length, the Sub-Adviser is entitled to a pro-rata portion of such fee, or such other fees as shall be agreed to by the Adviser and the Sub-Adviser, not to exceed the equivalent of the pro-rata portion of such fee. In the event that the amount payable as the Sub-Adviser's fees exceeds the amount of advisory fees paid to the Adviser pursuant to the Advisory Agreement, the difference will be shared equally by the Adviser's general partners, Freeman and Carillon, or paid by the Joint Venture.

         BISYS Fund Services, Limited Partnership d/b/a BISYS Fund Services ("BISYS") is an Ohio limited partnership. BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), and BISYS are subsidiaries of The BISYS Group, Inc.

         Certain officers of the Trust are affiliated with BISYS or with FSCM. Such officers are not paid any fees directly by the Fund for serving as officers of the Trust.

         BISYS serves the Trust as manager and administrator. Under the terms of the Management and Administration Agreement between the Trust and BISYS, BISYS' fees are computed daily and paid monthly as a percentage of the average daily net assets of the Fund at an annual rate of 0.20%. For the year ended May 31, 1997, BISYS voluntarily reduced $17,134 of administration fees of the Fund.

         BISYS also serves as distributor of the Fund's shares. BISYS receives fees for providing distribution services under the Distribution Agreement between the Trust and BISYS and the Trust's Distribution and Shareholders Service Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Fund pays BISYS a fee not to exceed, on an annual basis, 0.25% of the average daily net assets of the shares of the High Yield Shares class and of the Institutional Service Shares class of the Fund for payments BISYS makes to financial institutions, including FSCM, and broker/dealers, and for expenses BISYS and any of its affiliates incur for providing distribution or shareholder service assistance. For the year ended May 31, 1997 BISYS waived $4,585 in 12b-1 fees. In addition, BISYS has the right, as principal, to purchase Fund shares at their net asset value and to sell such shares to the public, or to dealers who have entered into selected dealer agreements with the Distributor, in both cases against orders for such shares. BISYS may sell such shares at the public offering price, which for Institutional Service Shares Class shares is net asset value, and for High Yield Shares class shares is net asset value plus a maximum sales charge of 4.50% or, in the case of sales to dealers, at the public offering price less a concession determined by BISYS which may not exceed the amount of the sales charge or the underwriting discount. For the year ended May 31, 1997, BISYS received $26,909 from commissions earned on sales of High Yield Shares class shares of the Fund, $24,202 of which was reallowed to unaffiliated broker/dealers.

         BISYS Ohio serves as the Trust's transfer agent and is entitled to receive fees based upon a contractually specified amount per shareholder with specified minimum per portfolio amounts and surcharges. In addition, the transfer agent is reimbursed for certain out-of-pocket expenses incurred in providing transfer agency services. BISYS Ohio also serves as fund accountant for the Trust. Under the terms of the Fund Accounting Agreement between the Trust and BISYS Ohio, the fund accountant is entitled to receive fees based on a percentage of the average daily net assets of the Fund and is reimbursed for certain out-of-pocket expenses incurred in providing such fund accounting services. Transfer agent and fund accounting fees for the year ended May 31, 1997 were $58,479 and $44,994 respectively.

5.       CAPITAL SHARE TRANSACTIONS:

         Transactions in capital shares for the Fund were as follows:

                                                      SUMMIT HIGH YIELD
                                                          BOND FUND

                                                    FOR THE         FOR THE
                                                     YEAR             YEAR
                                                     ENDED           ENDED
                                                     MAY 31,         MAY 31,
                                                      1997            1996
                                                   -----------    -----------
CAPITAL TRANSACTIONS:
HIGH YIELD SHARES:
   Proceeds from shares issued                     $ 4,256,939    $   573,171
   Dividends reinvested                              4,423,689      2,820,631
   Shares redeemed                                  (3,409,061)    (4,848,104)
                                                   -----------    -----------
      Change in net assets from High Yield share
         transactions                              $ 5,271,567    $(1,454,302)
                                                   ===========    ===========
INSTITUTIONAL SERVICE SHARES:
   Proceeds from shares issued                     $ 3,959,382    $ 2,994,874(a)
   Dividends reinvested                                338,128         44,755(a)
   Shares redeemed                                  (1,895,525)    (1,320,496)(a)
                                                   -----------    -----------
      Change in net assets from Institutional
         Service share transactions                $ 2,401,985    $ 1,719,133(a)
                                                   ===========    ===========
SHARE TRANSACTIONS:
HIGH YIELD SHARES:
   Issued                                              379,660         54,443
   Reinvested                                          396,115        268,810
   Redeemed                                           (302,538)      (469,528)
                                                   -----------    -----------
      Change in High Yield shares                      473,237       (146,275)
                                                   ===========    ===========
INSTITUTIONAL SERVICE SHARES
   Issued                                              353,730        278,879(a)
   Reinvested                                           30,344          4,112(a)
   Redeemed                                           (169,873)      (122,245)(a)
                                                   -----------    -----------
      Change in Institutional Service shares           214,201        160,746(a)
                                                   ===========    ===========

(a) For the period from January 19, 1996 (commencement of operations) to May 31, 1996.

6.       SUBSEQUENT EVENTS:

         At the regular quarterly meeting on June 18, 1997, the Board of Trustees authorized and directed the officers of the Trust to effectuate the exchanges of all the shares of the Institutional Service Shares class into shares of the High Yield Shares class and, upon completion of such exchanges, to effectuate the abolishment of the Institution Service Class. The exchange of the shares and abolishment of the Institution Service Class is scheduled to be completed by the end of July, 1997. At that time, the Fund will have only one class of shares, the High Yield Shares class, which will continue to have substantially the same expenses as prior to the abolishment of the Institutional Service Class.

REPORT OF INDEPENDENT ACCOUNTANTS                        SUMMIT HIGH YIELD FUND

To the Shareholders and Trustees
  of Summit Investment Trust

         We have audited the accompanying statements of assets and liabilities of the Summit High Yield Fund, including the schedule of portfolio investments, as of May 31, 1997, and the related statement of operations, statement of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of Summit Investment Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997 by correspondence with the custodian and brokers or other auditing procedures where confirmations from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Summit High Yield Fund as of May 31, 1997, and the results of their operations and the changes in their net assets and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Columbus, Ohio
July 21, 1997

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
                  (a)      Financial Statements:

                           Included in Part A:
                           (1) Financial Highlights for the period from June 27, 1994 (commencement of operations) to May 31, 1997 (audited) for the Summit High Yield Shares class of the Summit High Yield Fund.

                           Included in Part B:
                           (1) Report of Independent Accountants relating to the Financial Statements at May 31, 1997 and for the year then ended.

                           (2) Schedule of Portfolio Investments at May 31, 1997 (audited).

                           (3) Statement of Assets and Liabilities for the year ended May 31, 1997 (audited).

                           (4) Statement of Operations for the period from June 27, 1994 (commencement of operations) to May 31, 1997 (audited).

                           (4) Statement of Changes in Net Assets for the period from June 27, 1994 (commencement of operations) to May 31, 1997 (audited).

                           (5) Financial Highlights for the period from June 27, 1994 (commencement of operations) to May 31, 1997 (audited) for the Summit High Yield Shares class of the Summit High Yield Fund, and for the period from January 19, 1996 (commencement of operations) to May 31, 1997 for the Summit High Yield Institutional Service Shares class of the Summit High Yield Fund.

                           (6) Notes to Financial Statements at May 31, 1997 (audited).

                           The Financial Statements of the Summit High Yield Fund series (the "High Yield Fund") of the Summit Investment Trust (the "Trust"), as noted above, were filed on approximately August 1, 1997 with the Securities and Exchange Commission in the High Yield Fund's Annual Report to Shareholders for the fiscal year ended May 31, 1997 pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and are included in the Statement of Additional Information.


                  (b)      Exhibits:

                           (1) Agreement and Declaration of Trust of Registrant is incorporated herein by reference to the Registrant's Initial Registration Statement No. 33-76250, Exhibit No. (1), as filed on April 7, 1994.

                                    (a)     Amendment to Agreement and
                                            Declaration of Trust of Registrant
                                            is incorporated herein by reference
                                            to Pre-Effective Amendment No. 2 to
                                            the Registrant's Registration
                                            Statement No. 33-76250, Exhibit No.
                                            (1)(a), as filed on June 15, 1994.


                                     (b)    Amendment No. 2 to Agreement and
                                            Declaration of Trust of
                                            Registrant is incorporated herein by
                                            reference to Post-Effective
                                            Amendment No. 6 to the Registrant's
                                            Registration Statement No. 33-76250,
                                            Exhibit No. (1)(b), filed on
                                            September 30, 1997.



                                      (c)   Amendment No. 3 to Agreement and
                                            Declaration of Trust of Registrant
                                            to be filed by amendment.


                           (2) By-laws of the Summit Investment Trust are incorporated herein by reference to the Registrant's Initial Registration Statement No. 33-76250, Exhibit No. (2), as filed on April 7, 1994.

                           (3)      Not Applicable.

                           (4)      Not Applicable.

                           (5)      (a)(1) Investment Advisory Agreement
                                           between the Summit Investment Trust
                                           and First Summit Capital Management
                                           on behalf of the High Yield Fund is
                                           incorporated herein by reference to
                                           Pre-Effective Amendment No. 2  to
                                           the Registrant's Registration
                                           Statement No. 33-76250, Exhibit No.
                                           (5), as filed on  June 15, 1994.




                           (5)      (a)(2)  "Form of" Investment Sub-Advisory
                                            Agreement between First Summit
                                            Capital Management and Carillon
                                            Advisers, Inc. on behalf of
                                            the High Yield Fund is incorporated
                                            herein by reference to Post-
                                            Effective Amendment No. 5 to the
                                            Registrant's Registration Statement
                                            No. 33-76250, Exhibit No. 5(a)(2),
                                            as filed on September 30, 1996.



                           (5)      (b)(1)  Investment Advisory Agreement
                                            between the Summit Investment
                                            Trust and First Summit Capital
                                            Management, on behalf of the
                                            Summit Emerging Markets Bond Fund:
                                            to be filed by amendment.



                           (5)      (b)(2)  Investment Sub-Advisory Agreement
                                            between First Summit Capital
                                            Management and Carillon Advisers,
                                            Inc., on behalf of the Summit
                                            Emerging Markets Bond Fund:
                                            to be filed by amendment.




                           (6)      (a)(1)  Distribution Agreement between the
                                            Summit Investment Trust and The
                                            Winsbury Company, Limited
                                            Partnership is incorporated herein
                                            by reference to the Registrant's
                                            Initial Registration Statement No.
                                            33-76250, Exhibit No. (6)(a), as
                                            filed on April 7, 1994.



                                    (a)(2)  Amended and Restated Distribution
                                            Agreement between the Summit
                                            Investment Trust and BISYS Fund
                                            Services Limited Partnership
                                            is incorporated by reference to
                                            Post-Effective Amendment No. 6
                                            to the Registrant's Registration
                                            Statement No. 33-76250, Exhibit
                                            6(a)(2), as filed on September
                                            30, 1997.


                                    (b)(1)  "Form of" Dealer Agreement on behalf
                                            of the Summit Investment Trust is
                                            incorporated herein by reference to
                                            Pre-Effective Amendment No. 2 to the
                                            Registrant's Registration Statement
                                            No. 33-76250, Exhibit No. (6)(b), as
                                            filed on June 15, 1994.

                                    (b)(2)  "Form of" Selling Agreement between
                                            BISYS Fund Services Limited
                                            Partnership and McDonald & Co., on
                                            behalf of the Summit Investment
                                            Trust incorporated herein by
                                            reference to Post-Effective
                                            Amendment No. 3 to the Registrant's
                                            Registration Statement No. 33-76250
                                            Exhibit (6)(b)(2), as filed on
                                            October 12, 1995.

                                    (c)(1)  "Form of" Servicing Agreement on
                                            behalf of the Summit Investment
                                            Trust is incorporated herein by
                                            reference to the Registrant's
                                            Initial Registration Statement No.
                                            33-76250, Exhibit No. (6)(c), as
                                            filed on April 7, 1994.

                           (7)      Not Applicable.

                           (8) Custodian Agreement between the Summit Investment Trust and The Fifth Third Bank is incorporated herein by reference to the Registrant's Initial Registration Statement No. 33-76250, Exhibit No. (8), as filed on April 7, 1994.

                           (9)      (a)(1)  Management and Administration
                                            Agreement between the Summit
                                            Investment Trust and The Winsbury
                                            Company, Limited Partnership
                                            is incorporated herein by reference
                                            to the Registrant's Initial
                                            Registration Statement No. 33-76250,
                                            Exhibit No. (9)(a), as filed on
                                            April 7, 1994.

                                    (a)(2)  "Form of" Amended and Restated
                                            Management and Administration
                                            Agreement between Summit Investment
                                            Trust and BISYS Fund Services
                                            Limited Partnership is incorporated
                                            herein by reference to
                                            Post-Effective Amendment No. 3 to
                                            the Registrant's Registration
                                            Statement No. 33-76250, Exhibit No.
                                            (9)(a)(2), as filed on October 12,
                                            1995.

                                    (b)(1)  Transfer and Dividend Disbursing
                                            Agent Agreement between the
                                            Summit Investment Trust and The
                                            Winsbury Service Corporation is
                                            incorporated herein by reference to
                                            the Registrant's Initial
                                            Registration Statement No. 33-76250,
                                            Exhibit No. (9)(b), as filed on
                                            April 7, 1994.

                                    (b)(2)  "Form of" Amended and Restated
                                            Transfer Agency Agreement between
                                            the Summit Investment Trust and
                                            BISYS Fund Services Ohio, Inc. is
                                            incorporated herein by reference to
                                            Post-Effective Amendment No. 3 to
                                            the Registrant's Registration
                                            Statement No. 33-76250, Exhibit No.
                                            (9)(b)(2), as filed on October 12,
                                            1995.

                                    (c)(1)  Fund Accounting Agreement between
                                            the Summit Investment Trust and The
                                            Winsbury Service Corporation is
                                            incorporated herein by reference to
                                            the Registrant's Initial
                                            Registration Statement No. 33-76250,
                                            Exhibit No. (9)(c), as filed on
                                            April 7, 1994.

                                    (c)(2)  "Form of" Amended and Restated Fund
                                            Accounting Agreement between the
                                            Summit Investment Trust and BISYS
                                            Fund Services Ohio, Inc. is
                                            incorporated herein by reference to
                                            Post-Effective Amendment No. 3 to
                                            the Registrant's Registration
                                            Statement No. 33-76250, Exhibit No.
                                            (9)(c)(2), as filed on October 12,
                                            1995.

                                    (d)     Joint Venture Agreement between
                                            Carillon Advisers, Inc., and Freeman
                                            Holding Company, Inc. is
                                            incorporated herein by reference
                                            to Pre-Effective Amendment No. 2 to
                                            the Registrant's Registration
                                            Statement No. 33-76250, Exhibit No.
                                            (9)(d), as filed on June 15,
                                            1994.

                           (10)     (a)     Opinion and consent of Stradley,
                                            Ronon, Stevens & Young, LLP is
                                            incorporated herein by reference
                                            to Registrant's Notice pursuant to
                                            Rule 24f-2, as filed on
                                            July 28, 1997.

                           (11) Consent of Coopers & Lybrand L.L.P. is filed herewith as Exhibit No. (11).

                           (12)     Not Applicable.

                           (13) Letter Containing Investment Undertaking is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement No. 33-76250, Exhibit No. (13), as filed on June 15, 1994.

                           (14)     Not Applicable.


                           (15) See Schedule C-1 to Amended and Restated Distribution Agreement filed as Exhibit No. 6(a)(2) to the Registrant's Registration Statement No. 33-76250, as filed on September 30, 1997 and is incorporated herein by reference.



                           (16) Schedule for Computation of Performance Quotation on behalf of the High Yield Fund is incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement No. 33-76230, Exhibit No. (16), as filed on October 1, 1996.



                           (27)     Financial Data Schedule on behalf of the:


                                    (a) Summit High Yield Shares class of the
                                        High Yield Fund is incorporated by
                                        reference to Post-Effective Amendment
                                        No. 6 to the Registrant's
                                        Registration Statement No. 33-76250,
                                        Exhibit No. 27(a), as filed on
                                        September 30, 1997.


                                    (b) Summit High Yield Institutional
                                        Service Shares class of the High Yield
                                        Fund is incorporated by reference to
                                        Post-Effective Amendment No. 6 to the
                                        Registrant's Registration
                                        Statement No. 33-76250, Exhibit No.
                                        27(b), as filed on September 30, 1997.

                           (18)     Not Applicable.

                           (19) Powers-of-Attorney are incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement No. 33-76250, as filed on June 15, 1994.
ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
                  REGISTRANT.


                  No person is directly or indirectly controlled by the Registrant. With respect to the High Yield Fund, as of September 2, 1997, The Union Central Life Insurance Company ("Union Central Life"), a mutual insurance company organized under the laws of Ohio, owned 84.45% of the outstanding shares of the Summit High Yield Shares class. While the Summit Investment Trust disclaims any such control relationship, it may be deemed to be controlled by its investment adviser by virtue of the advisory relationship. The Registrant's investment adviser, First Summit Capital Management ("FSCM"), is a joint venture of Carillon Advisers, Inc. ("Carillon") and Freeman Holding Company, Inc. ("Freeman"). Carillon is an Ohio corporation which is a wholly-owned subsidiary of Union Central Life. Freeman is a Delaware corporation which is majority-owned by the employee benefit plans of its wholly-owned, broker-dealer subsidiary, Freeman Securities Company, Inc., a New Jersey corporation. Set forth below is a chart showing the entities controlled by Union Central Life, the jurisdictions in which such entities are organized, and the percentage of voting securities owned by the person immediately controlling each such entity.


                    THE UNION CENTRAL LIFE INSURANCE COMPANY,
                         ITS SUBSIDIARIES AND AFFILIATES

                  I.       The Union Central Life Insurance Company (Ohio)

                           A.       Carillon Life Insurance Company (Ohio) -
                                    100% owned.

                           B. Carillon Investments, Inc. (Ohio) - 100% owned.

                           C. Carillon Marketing Agency, Inc. (Delaware) - 100% owned.

                                    a.      Carillon Marketing Agency of
                                            Alabama, Inc. (Alabama) - 100%
                                            owned.

                                    b.      Carillon Marketing Agency of
                                            Arkansas, Inc. (Arkansas) - 100%
                                            owned.

                                    c.      Carillon Marketing Agency of Hawaii,
                                            Inc. (Hawaii) - 100% owned.

                                    d.      Carillon Marketing Agency of Idaho,
                                            Inc. (Idaho) - 100% owned.

                                    e.      Carillon Marketing Agency of
                                            Kentucky, Inc. (Kentucky) - 100%
                                            owned.

                                    f.      Carillon Marketing Agency of
                                            Massachusetts, Inc. (Massachusetts)
                                            - 100% owned.

                                    g.      Carillon Marketing Agency of New
                                            Mexico, Inc. (New Mexico) -
                                            100% owned.

                                    h.      Carillon Marketing Agency of Ohio,
                                            Inc. (Ohio) - 100% owned.

                                    i.      Carillon Marketing Agency of Texas,
                                            Inc. (Texas) - 100% owned.

                           D.       Carillon Advisers, Inc. (Ohio) - 100% owned.

                           E.       The Manhattan Life Insurance Company (New
                                    York) - 73% owned.

                  II.      Mutual Funds of the Carillon Group.

                           A.       Carillon Fund, Inc.* (Maryland).

                           B.       Carillon Investment Trust** (Massachusetts).

                  III.     Summit Investment Trust (Massachusetts).
                           A.       Summit High Yield Fund Shares Class
                                    - 84.45% owned.

                  ------
                     * At August 31, 1997, Union Central owned 100% of the outstanding shares of Carillon Fund, Inc.

                    ** At August 31, 1997, Union Central owned 33% of the outstanding shares of Carillon Investment Trust.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

                                                                         (2)
                           (1)                               NUMBER OF RECORD HOLDERS
                     TITLE OF CLASS                           AS OF SEPTEMBER 2, 1997
                  -------------------                         ----------------------

                  Shares of beneficial interest,
                  no par value, of Summit High Yield Fund:


                  Summit High Yield Shares                              140
                  Summit High Yield Institutional Shares                  0

ITEM 27.          INDEMNIFICATION.

                  Sections 6.4 and 6.5 of the Agreement and Declaration of Trust, as amended, of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer: (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant; or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. Indemnification of the Registrant's officers and Trustees, persons who control the Registrant, or Registrant's Distributor, Transfer Agent, Fund Accountant or Administrator against certain stated liabilities is provided for in the following documents:
                  (a) Sections 1.11 and 1.12 of the Amended and Restated Distribution Agreement between the Summit Investment Trust and BISYS Fund Services, Limited Partnership, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement No. 33-76250, as Exhibit (6)(a)(2);

                  (b) Section 4 of the Amended and Restated Management and Administration Agreement between the Summit Investment Trust and BISYS Fund Services Limited Partnership, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement No. 33-76250, as Exhibit
                           (9)(a)(2), as filed on October 12, 1995;

                  (c) Section 9 of the Amended and Restated Transfer Agency Agreement between the Summit Investment Trust and BISYS Fund Services Ohio, Inc., incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement No.
                           33-76250, as Exhibit (9)(b)(2), as filed on October 12, 1995;

                  (d) Section 7 of the Amended and Restated Fund Accounting Agreement between the Summit Investment Trust and BISYS Fund Services Ohio, Inc., incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement No.
                           33-76250, as Exhibit (9)(c)(2), as filed on October 12, 1995; and

                  (e) Sections 8.1 and 8.2 of the Custodian Agreement between the Summit Investment Trust and The Fifth Third Bank, incorporated herein by reference to the Registrant's Initial Registration Statement No. 33-76250, Exhibit No. (8), as filed on April 7,
                           1994.
                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
                  Summit Capital Management ("FSCM") is a joint venture of Carillon Advisers, Inc. ("Carillon"), an Ohio corporation, and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation. Information regarding the Representatives of FSCM and their business, profession or employment of a substantial nature during the last two years is set forth below. For information as to the business, profession, vocation or employment of a substantial nature of Carillon and Freeman, reference is made to the respective Forms ADV of Carillon and Freeman's wholly-owned subsidiary, Freeman Securities Company, Inc. ("Freeman Securities") as amended, filed under the Investment Advisers Act of 1940, as amended, which are herein incorporated by reference.

                                    POSITION WITH             PRINCIPAL OCCUPATIONS
NAME AND ADDRESS                     THE ADVISER              DURING PAST TWO YEARS
----------------                    -------------             ---------------------
James F. Smith                      Representative            President and Chief Financial Officer, Freeman Securities.
30 Montgomery Street
Jersey City, NJ 07302

Gregory A. Sullivan                 Representative            Senior Vice President, Freeman Securities.
30 Montgomery Street
Jersey City, NJ 07302

Steven R. Sutermeister              Representative            Vice President of Union Central Life and Carillon.
1876 Waycross Road
Cincinnati, OH 45240

ITEM 29. PRINCIPAL UNDERWRITER.
                  (a) BISYS Fund Services, Limited Partnership ("BISYS"), the Distributor of shares of the Registrant, also distributes the securities of the following open-end management investment companies:
                           The Coventry Group;
                           The Riverfront Funds, Inc.;
                           The Victory Portfolios;
                           The Parkstone Group of Funds;
                           The B B & T Mutual Funds Group;
                           M S D & T Funds, Inc.;
                           The ARCH Fund, Inc.;
                           American Performance Funds;
                           The Sessions Group;
                           Pacific Capital Funds;
                           AmSouth Mutual Funds;
                           MarketWatch Funds;
                           M M A Praxis Mutual Funds;
                           Qualivest Funds;
                           Empire Builder Tax Free Bond Fund;
                           First Choice Funds Trust;
                           Fountain Square Funds;
                           Hirtle Callaghan Trust;
                           HSBC Family of Funds;
                           The Infinity Mutual Funds, Inc.;
                           Intrusts Funds;
                           Kent Funds;
                           Magna Funds;
                           Meyers Sheppard Investment Trust;
                           Minerva Funds;
                           The Parkstone Advantage Funds;
                           Pegasus Funds;
                           The Republic Funds Trust;
                           The Republic Advisors Funds Trust;
                           SBSF Funds, Inc. dba Key Mutual Funds; and
                           Sefton Funds.

                  (b) Officers and Directors of Principal Underwriter Set forth below is information with respect to the partners of BISYS as of September 2, 1997.

                                                                                        POSITIONS AND
                  NAME AND PRINCIPAL                 POSITION AND OFFICES               OFFICES WITH
                  BUSINESS ADDRESS                   WITH UNDERWRITER                   REGISTRANT
                  ------------------                 --------------------               --------------
                  BISYS Fund Services, Inc.          Sole General Partner               None
                  3435 Stelzer Rd.
                  Columbus, OH 43219

                                                                                              POSITIONS AND
                  NAME AND PRINCIPAL                 POSITION AND OFFICES                     OFFICES WITH
                  BUSINESS ADDRESS                   WITH UNDERWRITER                         REGISTRANT
                  ------------------                 --------------------                     --------------
                  WC Subsidiary Corporation          Sole Limited Partner                     None
                  3435 Stelzer Rd.
                  Columbus, OH 43219

                  Each of these corporations is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424.

                  (c)      Not Applicable.

ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS.
                  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended [15 U.S.C. 80a-30(a)], and the Rules promulgated thereunder, [17 CFR 270.31a-1 to 31a-3] are maintained by the Registrant's investment adviser, First Summit Capital Management, 1876 Waycross Road, Cincinnati, OH 45240, except for those maintained by the Registrant's Custodian, The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263, the Registrant's Administrator and Distributor, BISYS Fund Services Limited Partnership or the Registrant's Transfer Agent and Fund Accountant, BISYS Fund Services Ohio, Inc. BISYS Fund Services Limited Partnership and BISYS Fund Services Ohio Inc. are located at 3435 Stelzer Road, Columbus, OH 43219.

ITEM 31.          MANAGEMENT SERVICES.
                  All management-related service contracts are discussed in Part A or B of this Registration Statement.

ITEM 32.          UNDERTAKINGS


                  (a) Registrant hereby undertakes to file a post-effective amendment, using financial statements for the Summit Emerging Markets Bond Fund, which need not be certified, within four to six months from the effective date of Registrant's 1933 Act registration statement.


                  (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's Statement of Additional Information and the latest Annual Report to Shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, and State of Ohio on the 17th day of October, 1997.

                                                 SUMMIT INVESTMENT TRUST
                                                     (The Registrant)


                                        By:  /s/ Steven R. Sutermeister
                                           ------------------------------------
                                                 Steven R. Sutermeister
                                                 Chairman of the Board and
                                                 Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.



/s/ Steven R. Sutermeister Chairman of the                 October 17, 1997
-----------------          Board and Trustee               ----------------
Steven R. Sutermeister     (Chief Executive Officer)             (Date)



         *                 Trustee                         October 17, 1997
-----------------                                          ----------------
Theodore H. Emmerich                                           (Date)


         *                 Trustee                         October 17, 1997
-----------------                                          ----------------
Frederick Moss                                                 (Date)


         *                 Trustee                         October 17, 1997
-----------------                                          ----------------
Dr. Bruce H. Olson                                             (Date)


         *                 Trustee                         October 17, 1997
-----------------                                          ----------------
James F. Smith                                                 (Date)

/s/ Thresa B. Dewar        Treasurer (Principal            October 17, 1997
-----------------          Financial and                   ----------------
Thresa B. Dewar            Accounting Officer)                 (Date)


*  By /s/ Scott A. Englehart                               October 17, 1997
     -------------------------                             ----------------
         Scott A. Englehart, pursuant to                       (Date)
         Power-of-Attorney

                                    EXHIBITS
                                 EXHIBIT INDEX

FORM N-1A                                                                                 EDGAR
EXHIBIT NO.     DESCRIPTION                                                            EXHIBIT NO.
-----------     -----------                                                            -----------


(11)            Consent of Coopers & Lybrand L.L.P.                                    Ex-99.B11
